                                             Registration Statement No. 33-73466
                                                                       811-08242


                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         Post-Effective Amendment No. 8

                                       and

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                 Amendment No. 8

                  THE TRAVELERS FUND BD FOR VARIABLE ANNUITIES
                           (Exact name of Registrant)

                         THE TRAVELERS INSURANCE COMPANY
                               (Name of Depositor)

                  ONE TOWER SQUARE, HARTFORD, CONNECTICUT 06183
              (Address of Depositor's Principal Executive Offices)

        Depositor's Telephone Number, including area code: (860) 277-0111

                                ERNEST J. WRIGHT
                                    Secretary
                         The Travelers Insurance Company
                                One Tower Square
                           Hartford, Connecticut 06183
                     (Name and Address of Agent for Service)



Approximate Date of Proposed Public Offering:  __________________


It is proposed that this filing will become effective (check appropriate box):

_____      immediately upon filing pursuant to paragraph (b) of Rule 485.

__X__      on May 1, 2001 pursuant to paragraph (b) of Rule 485.

_____      60 days after filing pursuant to paragraph (a)(1) of Rule 485.

_____      on ___________ pursuant to paragraph (a)(1) of Rule 485.


If appropriate, check the following box:

_____ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                    PART A

                      Information Required in a Prospectus

                     TRAVELERS VINTAGE ANNUITY PROSPECTUS:
                  THE TRAVELERS FUND BD FOR VARIABLE ANNUITIES
                   THE TRAVELERS BD II FOR VARIABLE ANNUITIES

This prospectus describes TRAVELERS VINTAGE ANNUITY, a flexible premium deferred variable annuity contract (the "Contract") issued by The Travelers Insurance Company or The Travelers Life and Annuity Company, depending on the state in which you purchased your Contract. The Contract is available in connection with certain retirement plans that qualify for special federal income tax treatment ("qualified Contracts") as well as those that do not qualify for such treatment ("nonqualified Contracts"). We may issue it as an individual Contract or as a group Contract. When we issue a group Contract, you will receive a certificate summarizing the Contract's provisions. For convenience, we refer to Contracts and certificates as "Contracts."

You can choose to have your premium ("purchase payments") accumulate on a variable and/or fixed basis in one of our funding options. Your contract value before the maturity date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the variable funding options you select. You bear the investment risk of investing in the variable funding options. The variable funding options are:

AIM VARIABLE INSURANCE FUNDS, INC.
  AIM V.I. Value Fund
ALLIANCE VARIABLE PRODUCT SERIES FUND, INC.
  Premier Growth Portfolio -- Class B
AMERICAN VARIABLE INSURANCE SERIES
  Global Growth Fund -- Class 2
  Growth Fund -- Class 2
  Growth-Income Fund -- Class 2
DREYFUS VARIABLE INVESTMENT FUND
  Small Cap Portfolio -- Initial Shares
GREENWICH STREET SERIES FUND
  Equity Index Portfolio -- Class II Shares
  Fundamental Value Portfolio(1)
SALOMON BROTHERS VARIABLE SERIES FUND INC.
  Investors Fund
  Total Return Fund
SMITH BARNEY ALLOCATION SERIES INC.
  Select Balanced Portfolio
  Select Growth Portfolio
SMITH BARNEY INVESTMENT SERIES
  Smith Barney Large Cap Core Portfolio
  Smith Barney Premier Selection All Cap Growth Portfolio
TRAVELERS SERIES FUND, INC.
  AIM Capital Appreciation Portfolio
  Alliance Growth Portfolio
  MFS Total Return Portfolio
  Putnam Diversified Income Portfolio
  Salomon Brothers Global High Yield Portfolio(2)
  Smith Barney High Income Portfolio
  Smith Barney International All Cap Growth Portfolio(3)
  Smith Barney Large Cap Value Portfolio
  Smith Barney Large Capitalization Growth Portfolio
  Smith Barney Money Market Portfolio
  Travelers Managed Income Portfolio
  Van Kampen Enterprise Portfolio
THE TRAVELERS SERIES TRUST
  Convertible Bond Portfolio
  Disciplined Mid Cap Stock Portfolio
  MFS Emerging Growth Portfolio
  MFS Research Portfolio
VARIABLE ANNUITY PORTFOLIOS
  Smith Barney Small Cap Growth Opportunities Portfolio

---------------

(1)formerly Total Return Portfolio

(2)formerly INVESCO Strategic Income Portfolio

(3)formerly Smith Barney International Equity Portfolio

The Contract, certain contract features and/or some of the funding options may not be available in all states. THE CURRENT PROSPECTUSES FOR THE UNDERLYING FUNDS THAT SUPPORT THE VARIABLE FUNDING OPTIONS MUST ACCOMPANY THIS PROSPECTUS. READ AND RETAIN THEM FOR FUTURE REFERENCE.

This prospectus provides the information that you should know before investing in the Contract. You can receive additional information about your Contract by requesting a copy of the Statement of Additional Information ("SAI") dated May 1, 2001. We filed the SAI with the Securities and Exchange Commission ("SEC"), and it is incorporated by reference into this prospectus. To request a copy, write to The Travelers Insurance Company, Annuity Investor Services, One Tower Square, Hartford, Connecticut 06183, call 1-800-842-8573 or access the SEC's website (http://www.sec.gov). See Appendix D for the SAI's table of contents.

NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OF ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

                             PROSPECTUS MAY 1, 2001

                               TABLE OF CONTENTS

Index of Special Terms................      2
Summary...............................      3
Fee Table.............................      6
Condensed Financial Information.......     10
The Annuity Contract..................     10
     Contract Owner Inquiries.........     10
     Purchase Payments................     10
     Accumulation Units...............     10
     The Variable Funding Options.....     11
Fixed Account.........................     14
Charges and Deductions................     14
     General..........................     14
     Withdrawal Charge................     15
     Free Withdrawal Allowance........     15
     Administrative Charges...........     15
     Mortality and Expense Risk
       Charge.........................     16
     Variable Funding Option
       Expenses.......................     16
     Premium Tax......................     16
     Changes in Taxes Based Upon
       Premium or Value...............     16
Transfers.............................     17
     Dollar Cost Averaging............     17
Access to Your Money..................     18
     Systematic Withdrawals...........     18
     Loans............................     18
Ownership Provisions..................     19
     Types of Ownership...............     19
     Contract Owner...................     19
     Beneficiary......................     19
     Annuitant........................     19
Death Benefit.........................     19
     Death Proceeds Before the
       Maturity Date..................     20
     Payment of Proceeds..............     21
     Death Proceeds After the Maturity
       Date...........................     23
The Annuity Period....................     23
     Maturity Date....................     23
     Allocation of Annuity............     24
     Variable Annuity.................     24
     Fixed Annuity....................     24
Payment Options.......................     25
     Election of Options..............     25
     Annuity Options..................     25
     Income Options...................     26
Miscellaneous Contract Provisions.....     26
     Right to Return..................     26
     Termination......................     26
     Required Reports.................     26
     Suspension of Payments...........     27
The Separate Accounts.................     27
     Performance Information..........     27
Federal Tax Considerations............     28
     General Taxation of Annuities....     28
     Types of Contracts: Qualified or
       Nonqualified...................     29
     Nonqualified Annuity Contracts...     29
     Qualified Annuity Contracts......     29
     Penalty Tax for Premature
       Distributions..................     30
     Diversification Requirements for
       Variable Annuities.............     30
     Ownership of the Investments.....     30
     Mandatory Distributions for
       Qualified Plans................     31
     Taxation of Death Benefit
       Proceeds.......................     31
Other Information.....................     31
     The Insurance Companies..........     31
     Financial Statements.............     31
     Distribution of Variable Annuity
       Contracts......................     31
     Conformity with State and Federal
       Laws...........................     32
     Voting Rights....................     32
     Legal Proceedings and Opinions...     32
Appendix A: Condensed Financial
  Information for The Travelers
  Insurance Company: Fund BD..........    A-1
Appendix B: Condensed Financial
  Information for The Travelers Life
  and Annuity Company: Fund BD II.....    B-1
Appendix C: The Fixed Account.........    C-1
Appendix D: Contents of the Statement
  of Additional Information...........    D-1

                             INDEX OF SPECIAL TERMS

The following terms are italicized throughout the prospectus. Refer to the page listed for an explanation of each term.

Accumulation Unit.....................     10
Accumulation Period...................     10
Annuitant.............................     19
Annuity Payments......................     23
Annuity Unit..........................     11
Cash Surrender Value..................     18
Contingent Annuitant..................     19
Contract Date.........................     10
Contract Owner (You,).................     19
Contract Value........................     10
Contract Year.........................     10
Death Report Date.....................     19
Fixed Account.........................    C-1
Funding Option(s).....................     11
Joint Owner...........................     19
Maturity Date.........................     23
Purchase Payment......................     10
Succeeding Owner......................     19
Underlying Fund.......................     11
Written Request.......................     10

                                    SUMMARY:
                       TRAVELERS VINTAGE VARIABLE ANNUITY

THIS SUMMARY DETAILS SOME OF THE MORE IMPORTANT POINTS THAT YOU SHOULD KNOW AND CONSIDER BEFORE PURCHASING THE CONTRACT. PLEASE READ THE ENTIRE PROSPECTUS CAREFULLY.

WHAT COMPANY WILL ISSUE MY CONTRACT? Your issuing company is either The Travelers Insurance Company or The Travelers Life and Annuity Company, ("the Company," "We" or "Us") depending on where you reside. Each company sponsors its own segregated asset account ("Separate Account"). The Travelers Insurance Company sponsors the Travelers Fund BD for Variable Annuities ("Fund BD"); The Travelers Life and Annuity Company sponsors the Travelers BD II for Variable Annuities ("BD II"). When we refer to the Separate Account, we are referring to either Fund BD or BD II, depending upon your issuing Company.

Your issuing Company is The Travelers Life and Annuity Company unless you reside in one of the following locations. The Travelers Insurance Company issues Contracts in the locations listed below:

Bahamas                 North Carolina  Oregon(1)            Washington(1)
British Virgin Islands  New Hampshire   Puerto Rico          Wyoming
Guam                    New Jersey      Tennessee
Maine                   New York        U.S. Virgin Islands

---------------

(1) The Travelers Insurance Company issues only single premium contracts with variable and fixed accounts for these states. The Travelers Life and Annuity Company issues only flexible premium contracts with only variable accounts in these states. Please refer to your Contract or ask your agent for more information.

CAN YOU GIVE ME A GENERAL DESCRIPTION OF THE CONTRACT? We designed the Contract for retirement savings or other long-term investment purposes. The Contract provides a death benefit as well as guaranteed payout options. You direct your payment(s) to one or more of the variable funding options and/or to the Fixed Account that is part of our general account (the "Fixed Account"). We guarantee money directed to the Fixed Account as to principal and interest. The variable funding options are designed to produce a higher rate of return than the Fixed Account; however, this is not guaranteed. You can also lose money in the variable funding options.

The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the payout phase. During the accumulation phase generally, under a qualified contract, your pre-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal, presumably when you are in a lower tax bracket. During the accumulation phase, under a nonqualified contract, earnings on your after-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. The payout phase occurs when you begin receiving payments from your Contract. The amount of money you accumulate in your Contract determines the amount of income (annuity payments) you receive during the payout phase.

During the payout phase, you may choose one of a number of annuity options. You may receive income payments from the variable funding options and/or the Fixed Account. If you elect variable income payments, the dollar amount or your payments may increase or decrease. Once you choose one of the annuity options or income options and begin to receive payments, it cannot be changed.

WHO SHOULD PURCHASE THIS CONTRACT? The Contract is currently available for use in connection with (1) individual nonqualified purchases; (2) Individual Retirement Annuities (IRAs); and (3) other qualified retirement plans. Qualified contracts include contracts qualifying under Section 401(a), 403(b), or 408(b) of the Internal Revenue Code of 1986, as amended. Purchase of this Contract through a tax qualified retirement plan ("Plan") does not provide any additional tax deferral benefits beyond those provided by the Plan. Accordingly, if you are purchasing this Contract through a Plan, you should consider purchasing this Contract for its Death Benefit, Annuity Option Benefits, and other non-tax-related benefits.

You may purchase the Contract with an initial payment of at least $5,000. You may make additional payments of at least $500 at any time during the accumulation phase.

IS THERE A RIGHT TO RETURN PERIOD? If you cancel the Contract within twenty days after you receive it, you will receive a full refund of your contract value plus any Contract charges and premium taxes you paid (but not fees and charges assessed by the underlying funds). Where state law requires a longer right to return period, or the return of purchase payments, the Company will comply. You bear the investment risk on the purchase payment allocated to a variable funding option during the right to return period; therefore, the contract value we return may be greater or less than your purchase payment.

If you purchased your Contract as an Individual Retirement Annuity, and you return it within the first seven days after delivery, we will refund your full purchase payment. During the remainder of the right to return period, we will refund your contract value (including charges we assessed). We will determine your contract value at the close of business on the day we receive a written request for a refund.

CAN YOU GIVE A GENERAL DESCRIPTION OF THE VARIABLE FUNDING OPTIONS AND HOW THEY OPERATE? Through its subaccounts, the Separate Account uses your purchase payments to purchase units, at your direction, of one or more of the variable funding options. In turn, each variable funding option invests in an underlying mutual fund ("underlying fund") that holds securities consistent with its own investment policy. Depending on market conditions, you may make or lose money in any of these variable funding options.

You can transfer between the variable funding options as frequently as you wish without any current tax implications. Currently there is no charge for transfers, nor a limit to the number of transfers allowed. We may, in the future, charge a fee for any transfer request, or limit the number of transfers allowed. At a minimum, we would always allow one transfer every six months. We reserve the right to restrict transfers that we determine will disadvantage other contract owners. You may transfer between the Fixed Account and the variable funding options twice a year (during the 30 days after the six-month contract date anniversary), provided the amount is not greater than 15% of the Fixed Account value on that date.

WHAT EXPENSES WILL BE ASSESSED UNDER THE CONTRACT? The Contract has insurance features and investment features, and there are costs related to each. We deduct an administrative expense charge and a mortality and expense risk ("M&E") charge daily from the amounts you allocate to the Separate Account. We deduct the administrative expense charge at an annual rate of 0.15% and deduct the M&E at an annual rate of 1.02% for the Standard Death Benefit, and 1.30% for the Enhanced Death Benefit. For contracts with a value of less than $40,000 we also deduct an annual contract administrative charge of $30. Each underlying fund also charges for management costs and other expenses.

We will apply a withdrawal charge to withdrawals from the Contract, and will calculate it as a percentage of the purchase payments. The maximum percentage is 6%, decreasing to 0% in years seven and later.

HOW WILL MY PURCHASE PAYMENTS AND WITHDRAWALS BE TAXED? Generally, the payments you make to a qualified Contract during the accumulation phase are made with before-tax dollars. Generally, you will be taxed on your purchase payments and on any earnings when you make a withdrawal or begin receiving annuity payments. Under a nonqualified Contract, payments to the Contract are made with after-tax dollars, and any credits and earnings will generally accumulate tax-deferred. You will be taxed on these earnings when they are withdrawn from the Contract. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal penalty tax on the amount withdrawn.

For owners of qualified Contracts, if you reach a certain age, you may be required by federal tax laws to begin receiving payments from your annuity or risk paying a penalty tax. In those cases, we can calculate and pay you the minimum required distribution amounts.

HOW MAY I ACCESS MY MONEY? You can take withdrawals any time during the accumulation phase. Withdrawal charges, income taxes, and/or a penalty tax may apply to taxable amounts withdrawn.

WHAT IS THE DEATH BENEFIT UNDER THE CONTRACT? You may choose to purchase the Standard or Enhanced Death Benefit. The death benefit applies upon the first death of the owner, joint owner, or annuitant. Assuming you are the Annuitant, the death benefit is as follows: If you die before the Contract is in the payout phase, the person you have chosen as your beneficiary will receive a death benefit. The death benefit value is calculated at the close of the business day on which the Company's Home Office receives due proof of death and written payment instructions. The Enhanced Death Benefit may not be available in all states. Please refer to the Death Benefit section in the prospectus for more details.

ARE THERE ANY ADDITIONAL FEATURES? This Contract has other features you may be interested in. These include:

      -- DOLLAR COST AVERAGING. This is a program that allows you to invest a fixed amount of money in variable funding options each month, theoretically giving you a lower average cost per unit over time than a single one-time purchase. Dollar Cost Averaging requires regular investments regardless of fluctuating price levels, and does not guarantee profits or prevent losses in a declining market. Potential investors should consider their financial ability to continue purchases through periods of low price levels.

      -- SYSTEMATIC WITHDRAWAL OPTION. Before the maturity date, you can arrange to have money sent to you at set intervals throughout the year. Of course, any applicable income and penalty taxes will apply on amounts withdrawn.

      -- AUTOMATIC REBALANCING. You may elect to have the Company periodically reallocate the values in your Contract to match your original (or your latest) funding option allocation request.

                                   FEE TABLE
--------------------------------------------------------------------------------

The purpose of this Fee Table is to assist Contract owners in understanding the various costs and expenses that you will bear, directly or indirectly, if you purchase this Contract. See "Charges and Deductions" in this prospectus for additional information. Expenses shown do not include premium taxes, which may be applicable. "Other Expenses" include operating costs of each underlying fund. Each fund reflects these expenses in its net asset value; the expenses are not deducted from your contract value.

TRANSACTION EXPENSES

     WITHDRAWAL CHARGE (as a percentage of the purchase payments withdrawn):

            YEARS SINCE PURCHASE                   WITHDRAWAL
                PAYMENT MADE                         CHARGE
                    0-1                                6%
                      2                                6%
                      3                                6%
                      4                                3%
                      5                                2%
                      6                                1%
                      7+                               0%

ANNUAL SEPARATE ACCOUNT CHARGES:

(as a percentage of the average daily net assets of the Separate Account)

                                                                 STANDARD         ENHANCED
                                                               DEATH BENEFIT    DEATH BENEFIT
---------------------------------------------------------------------------------------------
      Mortality & Expense Risk Charge......................        1.02%            1.30%
      Administrative Expense Charge........................        0.15%            0.15%
                                                                   -----            -----
        Total Separate Account Charges.....................        1.17%            1.45%
OTHER ANNUAL CHARGES

ANNUAL CONTRACT ADMINISTRATIVE CHARGE                    $30
          (Waived if contract value is $40,000 or more)

VARIABLE FUNDING OPTION EXPENSES:

      (as a percentage of average daily net assets of the funding option as of December 31, 2000, unless otherwise noted)

                                                                                               TOTAL ANNUAL
                                                                                                OPERATING
                                               MANAGEMENT FEE                OTHER EXPENSES      EXPENSES
                                               (AFTER EXPENSE     12b-1      (AFTER EXPENSE   (AFTER EXPENSE
              FUNDING OPTIONS:                 REIMBURSEMENT)      FEES      REIMBURSEMENT)   REIMBURSEMENT)
------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS, INC.
    AIM V.I. Value Fund......................    0.61%                            0.23%            0.84%
ALLIANCE VARIABLE PRODUCT SERIES FUND, INC.
    Premier Growth Portfolio -- Class B*.....    1.00%             0.25%          0.05%            1.30%
AMERICAN VARIABLE INSURANCE SERIES
    Global Growth Fund -- Class 2*...........    0.66%             0.25%          0.04%            0.95%
    Growth Fund -- Class 2*..................    0.36%             0.25%          0.02%            0.63%
    Growth-Income Fund -- Class 2*...........    0.34%             0.25%          0.01%            0.60%
DREYFUS VARIABLE INVESTMENT FUND
    Small Cap Portfolio -- Initial Shares....    0.75%                            0.03%            0.78%(1)
GREENWICH STREET SERIES FUND
    Equity Index Portfolio -- Class II
      Shares*................................    0.21%             0.25%          0.04%            0.50%(2)
    Fundamental Value Portfolio..............    0.75%                            0.04%            0.79%(3)
SALOMON BROTHERS VARIABLE SERIES FUND INC.
    Investors Fund...........................    0.70%                            0.21%            0.91% -
    Total Return Fund........................    0.46%                            0.54%            1.00%(4)
SMITH BARNEY ALLOCATION SERIES INC.
    Select Balanced Portfolio................    0.35%                            0.71%            1.06%(5)
    Select Growth Portfolio..................    0.35%                            0.77%            1.12%(5)
    Select High Growth Portfolio+............    0.35%                            0.79%            1.14%(5)

                                                                                               TOTAL ANNUAL
                                                                                                OPERATING
                                               MANAGEMENT FEE                OTHER EXPENSES      EXPENSES
                                               (AFTER EXPENSE     12b-1      (AFTER EXPENSE   (AFTER EXPENSE
              FUNDING OPTIONS:                 REIMBURSEMENT)      FEES      REIMBURSEMENT)   REIMBURSEMENT)
------------------------------------------------------------------------------------------------------------
SMITH BARNEY INVESTMENT SERIES
    Smith Barney Large Cap Core Portfolio....    0.75%                            0.20%            0.95%(6)
    Smith Barney Premier Selection All Cap
      Growth Portfolio.......................    0.75%                            0.20%            0.95%(6)
THE TRAVELERS SERIES TRUST
    Convertible Bond Portfolio...............    0.66%                            0.14%            0.80%(7)
    Disciplined Mid Cap Stock Portfolio......    0.76%                            0.12%            0.88%
    Disciplined Small Cap Stock Portfolio+...    0.86%                            0.14%            1.00%(7)
    MFS Emerging Growth Portfolio............    0.81%                            0.05%            0.86%
    MFS Research Portfolio...................    0.86%                            0.06%            0.92%
    Strategic Stock Portfolio+...............    0.66%                            0.24%            0.90%(7)
TRAVELERS SERIES FUND INC.
    AIM Capital Appreciation Portfolio.......    0.80%                            0.03%            0.83%(8)
    Alliance Growth Portfolio................    0.80%                            0.01%            0.81%(8)
    MFS Total Return Portfolio...............    0.80%                            0.04%            0.84%(8)
    Putnam Diversified Income Portfolio......    0.75%                            0.12%            0.87%(8)
    Salomon Brothers Global High Yield
      Portfolio..............................    0.80%                            0.18%            0.98%(8)
    Smith Barney High Income Portfolio.......    0.60%                            0.06%            0.66%(8)
    Smith Barney International All Cap Growth
      Portfolio..............................    0.90%                            0.08%            0.98%(8)
    Smith Barney Large Cap Value Portfolio...    0.65%                            0.01%            0.66%(8)
    Smith Barney Large Capitalization Growth
      Portfolio..............................    0.75%                            0.02%            0.77%(8)
    Smith Barney Money Market Portfolio......    0.50%                            0.03%            0.53%(8)
    Travelers Managed Income Portfolio.......    0.65%                            0.04%            0.69%(8)
    Van Kampen Enterprise Portfolio..........    0.70%                            0.03%            0.73%(8)
VARIABLE ANNUITY PORTFOLIOS
    Smith Barney Small Cap Growth
      Opportunities Portfolio................    0.75%                            0.15%            0.90%(9)

---------------
 * The 12b-1 fees deducted from these classes cover certain distribution, shareholder support and administrative services provided by intermediaries (the insurance company, broker dealer or other service provider).

 + No longer available to new Contract Owners.

(1) Total Annual Operating Expenses for the SMALL CAP PORTFOLIO -- INITIAL SHARES do not include interest expense, loan commitment fees, and dividends on securities sold short. These figures are for the year ended December 31, 2000. Actual expenses in future years may be higher or lower that the fees given.

(2) The Management Fee includes 0.06% for fund administration.

(3) The Management Fee includes 0.20% for fund administration.

(4) The Adviser has waived all or a portion of its Management Fees for the year ended December 31, 2000. If such fees were not waived or expenses reimbursed, the Management Fee, Other Expenses, and Total Annual Operating Expenses would have been 0.80%, 0.54%, and 1.34%, respectively for the TOTAL RETURN FUND.

(5) Each Portfolio of the SMITH BARNEY CONCERT ALLOCATION SERIES INC. (a "fund of funds") invests in the shares of other mutual funds ("underlying funds"). The Management Fee for each Portfolio is 0.35%. While the Portfolios have no direct expenses, the "Other Expenses" figure represents a weighted average of the total expense ratios of the underlying funds as of 1/31/00 (the fiscal year end of the Portfolios).

(6) The Adviser has agreed to waive all or a portion of its fees and reimburse certain expenses for the year ended October 31, 2000 (the Fund's fiscal year end). If such fees were not waived and expenses not reimbursed, Total Annual Operating Expenses for the SMITH BARNEY PREMIER SELECTION ALL CAP GROWTH PORTFOLIO and the SMITH BARNEY LARGE CAP CORE PORTFOLIO would have been 2.14% and 1.55%, respectively. As a result of a voluntary expense limitation, the expense ratios of these funds will not exceed 0.95%.

(7) Travelers Insurance Company has agreed to reimburse the CONVERTIBLE BOND PORTFOLIO, the STRATEGIC STOCK PORTFOLIO, and the DISCIPLINED SMALL CAP STOCK PORTFOLIO for expenses for the period ended December 31, 2000 which exceeded 0.80%, 0.90%, and 1.00%, respectively. Without such voluntary arrangements, the actual annualized Total Annual Operating Expenses would have been 0.90%, 0.97%, and 1.14%, respectively.

(8) Expenses are as of October 31, 2000 (the Fund's fiscal year end). There were no fees waived or expenses reimbursed for these funds in 2000.

(9) The Adviser has agreed to reimburse SMITH BARNEY SMALL CAP GROWTH OPPORTUNITIES PORTFOLIO for the period ended December 31, 2000. If such expenses were not voluntarily reimbursed, the actual annualized Total Annual Operating Expenses would have been 4.45%.

EXAMPLES

These examples show what your costs would be under certain hypothetical situations. The examples do not represent past or future expenses. Your actual expenses may be more or less than those shown. We base examples on the annual expenses of the underlying funds for the year ended December 31, 2000, and assume that any fee waivers and expense reimbursements will continue. We cannot guarantee that these fee waivers and expense reimbursements will continue. The examples also assume that the $30 annual administrative charge is equivalent to 0.012% of the Separate Account contract value.

EXAMPLE: STANDARD DEATH BENEFIT

You would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets and the charges reflected in the expense table above for the Standard Death Benefit:

-------------------------------------------------------------------------------------------------------------------------
                                              IF CONTRACT IS SURRENDERED AT THE       IF CONTRACT IS NOT SURRENDERED OR
                                                    END OF PERIOD SHOWN:             ANNUITIZED AT END OF PERIOD SHOWN:
                                            -------------------------------------   -------------------------------------
FUNDING OPTION                              1 YEAR   3 YEARS   5 YEARS   10 YEARS   1 YEAR   3 YEARS   5 YEARS   10 YEARS
-------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS, INC.
    AIM V.I. Value Fund..................     81       123       129        235       21        63       109        235
ALLIANCE VARIABLE PRODUCT SERIES FUND,
  INC.
    Premier Growth Portfolio -- Class
      B..................................     85       137       152        282       25        77       132        282
AMERICAN VARIABLE INSURANCE SERIES
    Global Growth Fund -- Class 2........     82       127       135        246       22        67       115        246
    Growth Fund -- Class 2...............     78       117       118        213       18        57        98        213
    Growth-Income Fund -- Class 2........     78       116       117        210       18        56        97        210
DREYFUS VARIABLE INVESTMENT FUND
    Small Cap Portfolio -- Initial
      Shares.............................     80       122       126        229       20        62       106        229
GREENWICH STREET SERIES FUND
    Equity Index Portfolio -- Class II
      Shares.............................     77       113       111        199       17        53        91        199
    Fundamental Value Portfolio..........     80       122       126        230       20        62       106        230
SALOMON BROTHERS VARIABLE SERIES FUND
  INC.
    Investors Fund.......................     81       126       132        242       21        66       112        242
    Total Return Fund....................     82       128       137        252       22        68       117        252
SMITH BARNEY ALLOCATION SERIES INC.
    Select Balanced Portfolio............     83       130       140        258       23        70       120        258
    Select Growth Portfolio..............     83       132       143        264       23        72       123        264
    Select High Growth Portfolio+........     84       133       144        266       24        73       124        266
SMITH BARNEY INVESTMENT SERIES
    Smith Barney Large Cap Core
      Portfolio..........................     82       127       135        246       22        67       115        246
    Smith Barney Premier Selection All
      Cap Growth Portfolio...............     82       127       135        246       22        67       115        246
THE TRAVELERS SERIES TRUST
    Convertible Bond Portfolio...........     80       122       127        231       20        62       107        231
    Disciplined Mid Cap Stock
      Portfolio..........................     81       125       131        239       21        65       111        239
    Disciplined Small Cap Stock
      Portfolio+.........................     82       128       137        252       22        68       117        252
    MFS Emerging Growth Portfolio........     81       124       130        237       21        64       110        237
    MFS Research Portfolio...............     81       126       133        243       21        66       113        243
    Strategic Stock Portfolio+...........     81       125       132        241       21        65       112        241
TRAVELERS SERIES FUND INC.
    AIM Capital Appreciation Portfolio...     80       123       128        234       20        63       108        234
    Alliance Growth Portfolio............     80       123       127        232       20        63       107        232
    MFS Total Return Portfolio...........     81       123       129        235       21        63       109        235
    Putnam Diversified Income
      Portfolio..........................     81       124       130        238       21        64       110        238
    Salomon Brothers Global High Yield
      Portfolio..........................     82       128       136        249       22        68       116        249
    Smith Barney High Income Portfolio...     79       118       120        216       19        58       100        216
    Smith Barney International All Cap
      Growth Portfolio...................     82       128       136        249       22        68       116        249
    Smith Barney Large Cap Value
      Portfolio..........................     79       118       120        216       19        58       100        216
    Smith Barney Large Capitalization
      Growth Portfolio...................     80       121       125        228       20        61       105        228
    Smith Barney Money Market
      Portfolio..........................     77       114       113        202       17        54        93        202
    Travelers Managed Income Portfolio...     79       119       121        219       19        59       101        219
    Van Kampen Enterprise Portfolio......     79       120       123        223       19        60       103        223
VARIABLE ANNUITY PORTFOLIOS
    Smith Barney Small Cap Growth
      Opportunities Portfolio............     81       125       132        241       21        65       112        241

+ No longer available to new Contract Owners.

EXAMPLE*: ENHANCED DEATH BENEFIT

You would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets and the charges reflected in the expense table above for the Enhanced Death Benefit:

-------------------------------------------------------------------------------------------------------------------------
                                              IF CONTRACT IS SURRENDERED AT THE       IF CONTRACT IS NOT SURRENDERED OR
                                                    END OF PERIOD SHOWN:             ANNUITIZED AT END OF PERIOD SHOWN:
                                            -------------------------------------   -------------------------------------
FUNDING OPTION                              1 YEAR   3 YEARS   5 YEARS   10 YEARS   1 YEAR   3 YEARS   5 YEARS   10 YEARS
-------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS, INC.
    AIM V.I. Value Fund..................     83       132       143       264        23       72        123       264
ALLIANCE VARIABLE PRODUCT SERIES FUND,
  INC.
    Premier Growth Portfolio -- Class
      B..................................     88       146       166       309        28       86        146       309
AMERICAN VARIABLE INSURANCE SERIES
    Global Growth Fund -- Class 2........     84       135       149       275        24       75        129       275
    Growth Fund -- Class 2...............     81       126       132       242        21       66        112       242
    Growth-Income Fund -- Class 2........     81       125       131       239        21       65        111       239
DREYFUS VARIABLE INVESTMENT FUND
    Small Cap Portfolio -- Initial
      Shares.............................     83       130       140       258        23       70        120       258
GREENWICH STREET SERIES FUND
    Equity Index Portfolio -- Class II
      Shares.............................     80       122       126       229        20       62        106       229
    Fundamental Value Portfolio..........     83       130       141       259        23       70        121       259
SALOMON BROTHERS VARIABLE SERIES FUND
  INC.
    Investors Fund.......................     84       134       147       271        24       74        127       271
    Total Return Fund....................     85       137       151       280        25       77        131       280
SMITH BARNEY ALLOCATION SERIES INC.
    Select Balanced Portfolio............     86       139       154       286        26       79        134       286
    Select Growth Portfolio..............     86       140       157       292        26       80        137       292
    Select High Growth Portfolio+........     86       141       158       294        26       81        138       294
SMITH BARNEY INVESTMENT SERIES
    Smith Barney Large Cap Core
      Portfolio..........................     84       135       149       275        24       75        129       275
    Smith Barney Premier Selection All
      Cap Growth Portfolio...............     84       135       149       275        24       75        129       275
THE TRAVELERS SERIES TRUST
    Convertible Bond Portfolio...........     83       131       141       260        23       71        121       260
    Disciplined Mid Cap Stock
      Portfolio..........................     84       133       145       268        24       73        125       268
    Disciplined Small Cap Stock
      Portfolio+.........................     85       137       151       280        25       77        131       280
    MFS Emerging Growth Portfolio........     84       133       144       266        24       73        124       266
    MFS Research Portfolio...............     84       134       147       272        24       74        127       272
    Strategic Stock Portfolio+...........     84       134       146       270        24       74        126       270
TRAVELERS SERIES FUND INC.
    AIM Capital Appreciation Portfolio...     83       132       143       263        23       72        123       263
    Alliance Growth Portfolio............     83       131       142       261        23       71        122       261
    MFS Total Return Portfolio...........     83       132       143       264        23       72        123       264
    Putnam Diversified Income
      Portfolio..........................     84       133       145       267        24       73        125       267
    Salomon Brothers Global High Yield
      Portfolio..........................     85       136       150       278        25       76        130       278
    Smith Barney High Income Portfolio...     82       126       134       245        22       66        114       245
    Smith Barney International All Cap
      Growth Portfolio...................     85       136       150       278        25       76        130       278
    Smith Barney Large Cap Value
      Portfolio..........................     82       126       134       245        22       66        114       245
    Smith Barney Large Capitalization
      Growth Portfolio...................     83       130       140       257        23       70        120       257
    Smith Barney Money Market
      Portfolio..........................     80       123       127       232        20       63        107       232
    Travelers Managed Income Portfolio...     82       127       136       248        22       67        116       248
    Van Kampen Enterprise Portfolio......     82       129       138       253        22       69        118       253
VARIABLE ANNUITY PORTFOLIOS
    Smith Barney Small Cap Growth
      Opportunities Portfolio............     84       134       146       270        24       74        126       270

+ No longer available to new Contract Owners.

                        CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

See Appendices A and B.

                              THE ANNUITY CONTRACT
--------------------------------------------------------------------------------

Travelers Vintage Annuity is a contract between the contract owner ("you") and the Company. We describe your rights and benefits in this prospectus and in the Contract. There may be differences in your Contract because of the requirements of the state where we issued your Contract. We will include any such differences in your Contract.

You make purchase payments to us and we credit them to your Contract. We promise to pay you an income, in the form of annuity or income payments, beginning on a future date that you choose, the maturity date. The purchase payments accumulate tax deferred in the funding options of your choice. We offer multiple variable funding options, and one Fixed Account option. The contract owner assumes the risk of gain or loss according to the performance of the variable funding options. The contract value is the amount of purchase payments, plus or minus any investment experience on the amounts you allocate to the Separate Account ("Separate Account contract value") or interest on the amounts you allocate to the Fixed Account ("Fixed Account contract value"). The contract value also reflects all withdrawals made and charges deducted. There is generally no guarantee that at the maturity date the contract value will equal or exceed the total purchase payments made under the Contract. The date the contract and its benefits become effective is referred to as the contract date. Each 12-month period following the contract date is called a contract year.

Certain changes and elections must be made in writing to the Company. Where the term "written request" is used, it means that you must send written information to our Home Office in a form and content satisfactory to us.

CONTRACT OWNER INQUIRIES

Any questions you have about your Contract should be directed to our Home Office at 1-800-842-8573.

PURCHASE PAYMENTS

Your initial purchase payment is due and payable before the Contract becomes effective. The initial purchase payment must be at least $5,000. You may make additional payments of at least $500 at any time. Under certain circumstances, we may waive the minimum purchase payment requirement. Purchase payments over $1,000,000 may be made only with our prior consent.

We will apply the initial purchase payment less any applicable premium tax (net purchase payment) within two business days after we receive it in good order at our Home Office. We will credit subsequent purchase payments to a Contract on the same business day we receive it, if it is received in good order by our Home Office by 4:00 p.m. Eastern time. A business day is any day that the New York Stock Exchange is open for regular trading (except when trading is restricted due to an emergency as defined by the Securities and Exchange Commission).

ACCUMULATION UNITS

The period between the contract date and the maturity date is the accumulation period. During the accumulation period, an accumulation unit is used to calculate the value of a Contract. An accumulation unit works like a share of a mutual fund. Each funding option has a corresponding accumulation unit value. The accumulation units are valued each business day and their values may increase or decrease from day to day. The number of accumulation units we will credit to your Contract once we receive a purchase payment is determined by dividing the amount directed to each funding option by the value of its accumulation unit. We calculate the value of an accumulation unit for each funding option each day the New York Stock Exchange is open. The values are calculated as of 4:00 p.m. Eastern time. After the value is calculated, we credit your Contract. During the annuity period (i.e., after the maturity date), you are credited with annuity units.

THE VARIABLE FUNDING OPTIONS

You choose the variable funding options to which you allocate your purchase payments. These variable funding options are subaccounts of the Separate Account. The subaccounts invest in the underlying funds. You are not investing directly in the underlying fund. Each underlying fund is a portfolio of an open-end management investment company that is registered with the SEC under the Investment Company Act of 1940. You will find detailed information about the funds and their inherent risks in the current fund prospectuses for the underlying funds that must accompany this prospectus. Since each option has varying degrees of risk, please read the prospectuses carefully before investing. There is no assurance that any of the underlying funds will meet its investment objectives. Contact your registered representative or call 1-800-842-8573 to request additional copies of the prospectuses.

The Company has entered into agreements with either the investment adviser or distributor of certain of the underlying funds in which the adviser or distributor pays us a fee for providing administrative services, which fee may vary. The fee is ordinarily based upon an annual percentage of the average aggregate net amount invested in the underlying funds on behalf of the Separate Account. In addition, an affiliated broker-dealer will receive 12b-1 fees deducted from certain underlying fund assets for providing distribution, shareholder support and administrative services to some of the underlying funds.

If any of the underlying funds become unavailable for allocating purchase payments, or if we believe that further investment in an underlying fund is inappropriate for the purposes of the Contract, we may substitute another funding option. However, we will not make any substitutions without notifying you and obtaining any state and SEC approval, if necessary. From time to time we may make new funding options available.

The current variable funding options are listed below, along with their investment advisers and any subadviser:

                                                     INVESTMENT
        FUNDING OPTION                               OBJECTIVE                        INVESTMENT ADVISER/SUBADVISER
--------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS,
INC.
    AIM V.I. Value Fund          Seeks to achieve long-term growth of capital by     AIM Advisers, Inc.
                                 investing primarily in equity securities of
                                 undervalued companies. Income is a secondary
                                 objective.
ALLIANCE VARIABLE PRODUCT
SERIES FUND, INC.
    Premier Growth Portfolio --  Seeks long-term growth of capital by investing      Alliance Capital Management
    Class B                      primarily in equity securities of a limited number  ("Alliance")
                                 of large, carefully selected, high quality U.S.
                                 companies that are judged likely to achieve
                                 superior earning momentum.
AMERICAN VARIABLE INSURANCE
SERIES
    Global Growth Fund -- Class  Seeks capital appreciation by investing primarily   Capital Research and Management
    2                            in common stocks of companies located around the    Company
                                 world.
    Growth Fund -- Class 2       Seeks capital appreciation by investing primarily   Capital Research and Management
                                 in common stocks of companies that appear to offer  Company superior opportunities for growth and capital.

                                                     INVESTMENT
        FUNDING OPTION                               OBJECTIVE                        INVESTMENT ADVISER/SUBADVISER
--------------------------------------------------------------------------------------------------------------------
    Growth-Income Fund -- Class  Seeks capital appreciation and income by investing  Capital Research and Management
    2                            primarily in common stocks or other securities      Company
                                 which demonstrate the potential for appreciation
                                 and/or dividends.
DREYFUS VARIABLE INVESTMENT
FUND
    Small Cap Portfolio --       Seeks to maximize capital appreciation by           The Dreyfus Corporation
    Initial Shares               investing primarily in small-cap companies with
                                 total market values of less than $1.5 billion at
                                 the time of purchase.
GREENWICH STREET SERIES FUND
    Equity Index Portfolio --    Seeks to replicate, before deduction of expenses,   Travelers Investment Management
    Class II Shares              the total return performance of the S&P 500 Index.  Co. ("TIMCO")
    Fundamental Value Portfolio  Seeks long-term capital growth with current income  Smith Barney Fund Management,
                                 as a secondary objective.                           LLC ("SBFM")
SALOMON BROTHERS VARIABLE
SERIES FUND, INC.
    Investors Fund               Seeks long-term growth of capital, and,             Salomon Brothers Asset
                                 secondarily, current income, through investments    Management ("SBAM")
                                 in common stocks of well-known companies.
    Total Return Fund            Seeks above-average income (compared to a portfo-   SBAM
                                 lio invested entirely in equity securities).
                                 Secondarily, seeks opportunities for growth of
                                 capital and income.
SMITH BARNEY ALLOCATION SERIES,
INC.
    Select Balanced Portfolio    Seeks a balance of growth of capital and income by  Travelers Investment Advisers
                                 investing in a select group of mutual funds.        ("TIA")
    Select Growth Portfolio      Seeks long term growth of capital by investing in   TIA
                                 a select group of mutual funds.
    Select High Growth           Seeks capital appreciation by investing in a        TIA
    Portfolio+                   select group of mutual funds.
SMITH BARNEY INVESTMENT SERIES
    Large Cap Core Portfolio     Seeks capital appreciation by investing primarily   SBFM
                                 in U.S. common stocks and other equity securities,
                                 typically of established companies with large
                                 market capitalization.
    Premier Selection All Cap    Seeks long term growth of capital using a multi-    SBFM
    Growth Portfolio             manager approach investing in small, medium and
                                 large sized companies.
TRAVELERS SERIES FUND INC.
    AIM Capital Appreciation     Seeks capital appreciation by investing             TIA
    Portfolio                    principally in common stock, with emphasis on       Subadviser: AIM Capital
                                 medium-sized and smaller emerging growth            Management Inc.
                                 companies.
    Alliance Growth Portfolio    Seeks long-term growth of capital. Current income   TIA
                                 is only an incidental consideration. The Portfolio  Subadviser: Alliance Capital
                                 invests predominantly in equity securities of       Management L.P.
                                 companies with a favorable outlook for earnings
                                 and whose rate of growth is expected to exceed
                                 that of the U.S. economy over time.
    MFS Total Return Portfolio   Seeks to obtain above-average income (compared to   TIA
                                 a portfolio entirely invested in equity             Subadviser: Massachusetts
                                 securities) consistent with the prudent employment  Financial Services Company
                                 of capital. Generally, at least 40% of the          ("MFS")
                                 Portfolio's assets will be invested in equity
                                 securities.
    Putnam Diversified Income    Seeks high current income consistent with           TIA
    Portfolio                    preservation of capital. The Portfolio will         Subadviser: Putnam Investment
                                 allocate its investments among the U.S. Government  Management, Inc.
                                 Sector, the High Yield Sector, and the
                                 International Sector of the fixed income
                                 securities markets.
    Salomon Brothers Global      Seeks primarily high current income and,            TIA
    High Yield Portfolio         secondarily, capital appreciation. The Portfolio    Subadviser: Chancellor LGT
                                 allocates its assets among debt securities of       Asset Management, Inc.
                                 issuers in the U.S., developed foreign countries
                                 and emerging markets.

                                                     INVESTMENT
        FUNDING OPTION                               OBJECTIVE                        INVESTMENT ADVISER/SUBADVISER
--------------------------------------------------------------------------------------------------------------------
TRAVELERS SERIES FUND INC.,
CONT.
    Smith Barney High Income     Seeks high current income. Capital appreciation is  SBFM
    Portfolio                    a secondary objective. The Portfolio will invest
                                 at least 65% of its assets in high-yielding
                                 corporate debt obligations and preferred stock.
    Smith Barney International   Seeks total return on assets from growth of         SBFM
    All Cap Growth Portfolio     capital and income by investing at least 65% of
                                 its assets in a diversified portfolio of equity
                                 securities of established non-U.S. issuers.
    Smith Barney Large           Seeks long-term growth of capital by investing in   SBFM
    Capitalization Growth        equity securities of companies with large market
    Portfolio                    capitalizations.
    Smith Barney Large Cap       Seeks current income and long-term growth of        SBFM
    Value Portfolio              income and capital by investing primarily, but not
                                 exclusively, in common stocks.
    Smith Barney Money Market    Seeks maximum current income and preservation of    SBFM
    Portfolio                    capital.
    Travelers Managed Income     Seeks high current income consistent with prudent   TIA
    Portfolio                    risk of capital through investments in corporate    Subadviser: Travelers Asset
                                 debt obligations, preferred stocks, and             Management International
                                 obligations issued or guaranteed by the U.S.        Company LLC ("TAMIC")
                                 Government or its agencies or instrumentalities.
    Van Kampen Enterprise        Seeks capital appreciation through investment in    SBFM
    Portfolio                    securities believed to have above-average           Subadviser: Van Kampen Asset
                                 potential for capital appreciation. Any income      Management Inc.
                                 received on such securities is incidental to the
                                 objective of capital appreciation.
THE TRAVELERS SERIES TRUST
    Convertible Bond Portfolio   Seeks current income and capital appreciation by    TAMIC
                                 investing in convertible bond securities and in
                                 combinations of nonconvertible fixed-income
                                 securities and warrants or call options that
                                 together resemble convertible securities.
    Disciplined Mid Cap Stock    Seeks growth of capital by investing primarily in   TAMIC
    Portfolio                    a broadly diversified portfolio of U.S. common      Subadviser: TIMCO
                                 stocks.
    Disciplined Small Cap Stock  Seeks long term capital appreciation by investing   TAMIC
    Portfolio+                   primarily (at least 65% of its total assets) in     Subadviser: TIMCO
                                 the common stocks of U.S. Companies with
                                 relatively small market capitalizations at the
                                 time of investment.
    MFS Emerging Growth          Seeks to provide long-term growth of capital.       TAMIC
    Portfolio                    Dividend and interest income from portfolio         Subadviser: MFS
                                 securities, if any, is incidental to the MFS
                                 Portfolio's investment objective.
    MFS Research Portfolio       Seeks to provide long-term growth of capital and    TAMIC
                                 future income.                                      Subadviser: MFS
    Strategic Stock Portfolio+   Seeks to provide an above-average total return      TAMIC
                                 through a combination of potential capital          Subadviser: TIMCO
                                 appreciation and dividend income by investing
                                 primarily in high dividend yielding stocks
                                 periodically selected from the companies included
                                 in (i) the Dow Jones Industrial Average and (ii) a
                                 subset of the S&P Industrial Index.
VARIABLE ANNUITY PORTFOLIOS
    Smith Barney Small Cap       Seeks long-term capital growth by investing in      Citi Fund Management, Inc.
    Growth Opportunities         equity securities of U.S. companies with market
    Portfolio                    capitalizations below the top 1,000 stocks of the
                                 equity market. Under normal circumstances, at
                                 least 65% of the fund's total assets will be
                                 invested in such companies. Dividend income, if
                                 any, is incidental to the investment objective.

---------------
+ No longer available to new contract owners.

                                 FIXED ACCOUNT
--------------------------------------------------------------------------------

We offer our Fixed Account as a funding option. Please see Appendix C for more information.

                             CHARGES AND DEDUCTIONS
--------------------------------------------------------------------------------

GENERAL

We deduct the charges described below. The charges are for the service and benefits we provide, costs and expenses we incur, and risks we assume under the Contracts. Services and benefits we provide include:

     - the ability for you to make withdrawals and surrenders under the Contracts;

     - the death benefit paid on the death of the contract owner, annuitant, or first of the joint owners,

     - the available funding options and related programs (including dollar-cost averaging, portfolio rebalancing, and systematic withdrawal programs);

     - administration of the annuity options available under the Contracts; and

     - the distribution of various reports to contract owners.

Costs and expenses we incur include:

     - losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Contracts,

     - sales and marketing expenses including commission payments to your Smith Barney Financial Consultant, and

     - other costs of doing business.

Risks we assume include:

     - that annuitants may live longer than estimated when the annuity factors under the Contracts were established;

     - that the amount of the death benefit will be greater than the contract value, and

     - that the costs of providing the services and benefits under the Contracts will exceed the charges deducted.

We may also deduct a charge for taxes.

Unless otherwise specified, charges are deducted proportionately from all funding options in which you are invested.

We may reduce or eliminate the withdrawal charge, the administrative charges and/or the mortality and expense risk charge under the Contract when certain sales or administration of the Contract result in savings or reduced expenses and/or risks. For certain trusts, we may change the order in which purchase payments and earnings are withdrawn in order to determine the withdrawal charge. We will not reduce or eliminate the withdrawal charge or the administrative charge where such reduction or elimination would be unfairly discriminatory to any person.

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designated charge. (For example, the withdrawal charge we collect may not fully cover all of the sales and distribution expenses we actually incur.) We may also profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

WITHDRAWAL CHARGE

We do not deduct a sales charge from purchase payments when they are made to the Contract. However, a withdrawal charge will apply if purchase payments are withdrawn before they have been in the Contract for seven years. We will assess the charge as a percentage of the purchase payment withdrawn as follows:

YEARS SINCE PURCHASE                   WITHDRAWAL
    PAYMENT MADE                         CHARGE
        0-1                                6%
         2                                 6%
         3                                 6%
         4                                 3%
         5                                 2%
         6                                 1%
         7+                                0%

For purposes of the withdrawal charge calculation, withdrawals are deemed to be taken first from:

     (a) any purchase payment to which no withdrawal charge applies, then

     (b) any remaining free withdrawal allowance (as described below) (after being reduced by (a)), then

     (c) any purchase payment to which a withdrawal charge applies (on a first-in, first-out basis), then

     (d) any Contract earnings.

Unless you instruct us otherwise, we will deduct the withdrawal charge from the amount requested.

We will not deduct a withdrawal charge:

        - due to the death of the contract owner or the annuitant (with no contingent annuitant surviving);

        - if an annuity payout has begun

        - due to a minimum distribution under our minimum distribution rules then in effect; or

        - if an income option of at least five year's duration is begun after the first contract year.

FREE WITHDRAWAL ALLOWANCE

Beginning in the second contract year, you may withdraw up to 15% of the contract value annually. We calculate the available withdrawal amount as of the end of the previous contract year. The free withdrawal provision applies to partial withdrawals only.

ADMINISTRATIVE CHARGES

There are two administrative charges: the annual contract administrative charge and the administrative expense charge. We will deduct the $30 annual contract administrative charge on the fourth Friday of each August. This charge compensates us for expenses incurred in maintaining and establishing the contract, and we will prorate this charge (i.e. calculate) from the date of purchase. We will also prorate this charge if you surrender your Contract, or if we terminate your Contract. We will not deduct a contract administrative charge:

        (1) from the distribution of death proceeds;

        (2) after an annuity payout has begun, or

        (3) if the contract value on the date of assessment equals or is greater than $40,000.

We deduct the administrative expense charge (sometimes called "sub-account administrative charge") on each business day from amounts allocated to the variable funding options to compensate the Company for certain related administrative and operating expenses. The charge equals, on an annual basis, 0.15% of the daily net asset value allocated to each of the variable funding options, and is reflected in our accumulation and annuity unit value calculations.

MORTALITY AND EXPENSE RISK CHARGE

Each business day, we deduct a mortality and expense risk ("M&E") charge from amounts held in the variable funding options. We reflect the deduction in our calculation of accumulation and annuity unit values. The charges stated are the maximum for this product. We reserve the right to lower this charge at any time. If you choose the Standard Death Benefit, the M&E charge is 1.02% annually. If you choose the Enhanced Death Benefit, the M&E charge is 1.30% annually. This charge compensates the company for risks assumed, benefits provided and expenses incurred, including payment of commissions to your sales agent.

VARIABLE FUNDING OPTION EXPENSES

We summarized the charges and expenses of the underlying funds in the fee table. Please review the prospectus for each underlying fund for a more complete description of that fund and its expenses.

PREMIUM TAX

Certain state and local governments charge premium taxes ranging from 0% to 5%, depending upon jurisdiction. We are responsible for paying these taxes and will determine the method used to recover premium tax expenses incurred. We will deduct any applicable premium taxes from your contract value either upon death, surrender, annuitization, or at the time you make purchase payments to the Contract, but no earlier than when we have a tax liability under state law.

CHANGES IN TAXES BASED UPON PREMIUM OR VALUE

If there is any change in a law assessing taxes against the Company based upon premiums, contract gains or value of the Contract, we reserve the right to charge you proportionately for this tax.

                                   TRANSFERS
--------------------------------------------------------------------------------

Up to 30 days before the maturity date, you may transfer all or part of the contract value between variable funding options. We will make transfers at the value(s) next determined after we receive your request at our Home Office. There are no restrictions on the amount or frequency of transfers currently; however, we reserve the right to limit the number of transfers to one in any six-month period. We also reserve the right to restrict transfers by any market timing firm or any other third party authorized to initiate transfers on behalf of multiple contract owners. We may, among other things, not accept: 1) the transfer instructions of any agent acting under a power of attorney on behalf of more than one owner, or 2) the transfer or exchange instructions of individual owners who have executed pre-authorized transfer forms which are submitted by market timing firms or other third parties on behalf of more than one owner. We further reserve the right to limit transfers that we determine will disadvantage other contract owners.

Since different underlying funds have different expenses, a transfer of contract values from one variable funding option to another could result in your investment becoming subject to higher or lower expenses. Also, you should consider the inherent risks involved in making transfers. Frequent transfers based on short-term expectations may increase the risk that you will make a transfer at an inopportune time.

After the maturity date, you may make transfers between funding options only with our consent.

DOLLAR COST AVERAGING

Dollar cost averaging or the pre-authorized transfer program (the "DCA Program") allows you to transfer a set dollar amount to other funding options on a monthly or quarterly basis during the accumulation phase of the Contract. Using this method, you will purchase more accumulation units in a funding option if the value per unit is low and will purchase fewer accumulation units if the value per unit is high. Therefore, you may achieve a lower-than-average cost per unit in the long run if you have the financial ability to continue the program over a long enough period of time. Dollar cost averaging does not assure a profit or protect against a loss.

You may elect the DCA Program through written request or other method acceptable to us. You must have a minimum total contract value of $5,000 to enroll in the DCA Program. The minimum amount that may be transferred through this program is $400.

You may establish pre-authorized transfers of contract values from the Fixed Account, subject to certain restrictions. Under the DCA Program, automated transfers from the Fixed Account may not deplete your Fixed Account Value in less than twelve months from your enrollment in the DCA Program.

In addition to the DCA Program, we may credit increased interest rates to contract owners under an administrative Special DCA Program established at our discretion, depending on availability and state law. Under this program, the contract owner may pre-authorize level transfers to any of the funding options under either a 6 Month Program or 12 Month Program. The 6 Month Program and the 12 Month Program will generally have different credited interest rates. Under the 6 Month Program, the interest rate can accrue up to 6 months on amounts in the Special DCA Program and we must transfer all purchase payments and accrued interest on a level basis to the selected funding options in 6 months. Under the 12 Month Program, the interest rate can accrue up to 12 months on funds in the Special DCA Program and we must transfer all purchase payments and accrued interest in this Program on a level basis to the selected funding options in 12 months.

The pre-authorized transfers will begin after the initial Program purchase payment and complete enrollment instructions are received by Travelers. If complete Program enrollment instructions are not received by the Company within 15 days of receipt of the initial Program purchase payment, the entire balance in the Program will be credited with the non-Program interest rate then in effect for the Fixed Account.

You may start or stop participation in the DCA Program at any time, but you must give the Company at least 30 days' notice to change any automated transfer instructions that are currently in place. If you stop the Special DCA Program and elect to remain in the Fixed Account, we will credit your contract value for the remainder of 6 or 12 months with the interest rate for non-Program funds.

You may only have one DCA Program or Special DCA Program in place at one time. We will allocate any subsequent purchase payments we receive within the Program period selected to the current funding options over the remainder of that Program transfer period, unless you otherwise direct.

All provisions and terms of the Contract apply to the DCA and Special DCA Programs, including provisions relating to the transfer of money between funding options. We reserve the right to suspend or modify transfer privileges at any time and to assess a processing fee for this service.

                              ACCESS TO YOUR MONEY
--------------------------------------------------------------------------------

Any time before the maturity date, you may redeem all or any portion of the cash surrender value, that is, the contract value less any withdrawal charge and any premium tax not previously deducted. Unless you submit a written request specifying the fixed or variable funding option(s) from which we are to withdraw amounts, we will make the withdrawal on a pro rata basis. We will determine the cash surrender value as of the close of business after we receive your surrender request at our Home Office. The cash surrender value may be more or less than the purchase payments you made. You may not make withdrawals during the annuity period.

We may defer payment of any cash surrender value for a period of up to seven days after the written request is received, but it is our intent to pay as soon as possible. We cannot process requests for withdrawals that are not in good order. We will contact you if there is a deficiency causing a delay and will advise what is needed to act upon the withdrawal request.

SYSTEMATIC WITHDRAWALS

Before the maturity date, you may choose to withdraw a specified dollar amount (at least $100) on a monthly, quarterly, semiannual or annual basis. We will deduct any applicable premium taxes and withdrawal charge. To elect systematic withdrawals, you must have a contract value of at least $15,000 and you must make the election on the form we provide. We will surrender accumulation units pro rata from all investment options in which you have an interest, unless you instruct us otherwise. You may begin or discontinue systematic withdrawals at any time by notifying us in writing, but you must give at least 30 days' notice to change any systematic withdrawal instructions that are currently in place.

We reserve the right to discontinue offering systematic withdrawals or to assess a processing fee for this service upon 30 days' written notice to contract owners (where allowed by state law).

Each systematic withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty tax may be assessed on systematic withdrawals if the contract owner is under age 59 1/2. You should consult with your tax adviser regarding the tax consequences of systematic withdrawals.

LOANS

Loans may be available under your Contract. If available, all loan provisions are described in your Contract or loan agreement.

                              OWNERSHIP PROVISIONS
--------------------------------------------------------------------------------

TYPES OF OWNERSHIP

CONTRACT OWNER

CONTRACT OWNER (you). The Contract belongs to the contract owner named in the Contract (on the Specifications page), or to any other person to whom you subsequently assign the Contract. You may only make an assignment of ownership or a collateral assignment for nonqualified contracts. You have sole power during the annuitant's lifetime to exercise any rights and to receive all benefits given in the Contract provided you have not named an irrevocable beneficiary and provided you have not assigned the Contract.

You receive all payments while the annuitant is alive unless you direct them to an alternate recipient. An alternate recipient does not become the contract owner.

JOINT OWNER. For nonqualified contracts only, you may name joint owners (e.g., spouses) in a written request before the Contract is in effect. Joint owners may independently exercise transfers allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them.

SUCCEEDING OWNER. For nonqualified contracts only, if joint owners are not named, the contract owner may name a succeeding owner in a written request. The succeeding owner becomes the contract owner if living when the contract owner dies. The succeeding owner had no interest in the Contract before then. The contract owner may change or delete a succeeding owner by written request.

BENEFICIARY

You name the beneficiary in a written request. The beneficiary has the right to receive any death benefit proceeds remaining under the Contract upon the death of the annuitant or the contract owner. If more than one beneficiary survives the annuitant or contract owner, they will share equally in benefits unless you recorded different shares with the Company by written request before the death of the annuitant or contract owner. In the case of a non-spousal beneficiary or a spousal beneficiary who has not chosen to assume the Contract, we will not transfer or otherwise remove the death benefit proceeds from either the variable funding options or the Fixed Account, as most recently elected by the contract owner, until the death report date.

Unless you have named an irrevocable beneficiary you have the right to change any beneficiary by written request during the lifetime of the annuitant and while the Contract continues.

ANNUITANT

The annuitant is designated in the Contract (on the Specifications page), and is the individual on whose life the maturity date and the amount of the monthly annuity payments depend. You may not change the annuitant after your Contract is in effect.

You may not change, delete or add a contingent annuitant after the Contract becomes effective.

                                 DEATH BENEFIT
--------------------------------------------------------------------------------

Before the maturity date, when there is no surviving annuitant, a death benefit is payable when either the annuitant or a contract owner dies. At purchase, you elect either the Standard Death Benefit, or the Enhanced Death Benefit (also referred to as the "Roll-Up Death Benefit"). The death benefit is calculated at the close of the business day on which the Company's Home Office receives due proof of death and written payment instructions (the death report date).

DEATH PROCEEDS BEFORE THE MATURITY DATE

                             STANDARD DEATH BENEFIT

DEATH OF ANY OWNER OR THE ANNUITANT BEFORE AGE 75. We will pay to the beneficiary a death benefit in an amount equal to the greatest of (1), (2) or
(3) below, each reduced by any applicable premium tax, withdrawals or outstanding loans not previously deducted:

     (1) the contract value;

     (2) the total purchase payments made under the Contract; or

     (3) the contract value on the latest fifth contract year anniversary immediately preceding the date on which the Company receives due proof of death.

DEATH OF ANY OWNER OR THE ANNUITANT ON OR AFTER AGE 75. We will pay to the beneficiary a death benefit in an amount equal to the greatest of (1), (2) or
(3) below, each reduced by any applicable premium tax, withdrawals or outstanding loans not previously deducted:

     (1) the contract value;

     (2) the total purchase payments made under the Contract; or

     (3) the contract value on the latest fifth contract year anniversary occurring on or before the annuitant's 75th birthday.

                 ENHANCED DEATH BENEFIT (ROLL-UP DEATH BENEFIT)
  (NOT AVAILABLE WHEN EITHER THE ANNUITANT OR OWNER IS AGE 76 OR OLDER ON THE
                                 CONTRACT DATE)

  ---------------------------------------------------------------------------------------------------------------
                  AGE AT TIME OF DEATH                                        DEATH BENEFIT
  ---------------------------------------------------------------------------------------------------------------
    If the annuitant dies before age 80, the             - the contract value
    death benefit will be the greatest of:               - the roll-up death benefit value (as described below):
                                                         - the step-up value, if any, as described below.
  ---------------------------------------------------------------------------------------------------------------
    If the annuitant dies on or after age 80, the death  - the contract value
    benefit will be the greatest of:                     - the roll-up death benefit value (as described below)
                                                           on the annuitant's 80(th) birthday, plus any
                                                           additional purchase payments and minus any partial
                                                           surrender reductions (as described below) that occur
                                                           after the annuitant's 80(th) birthday; or
                                                         - the step-up value, if any, as described below.
  ---------------------------------------------------------------------------------------------------------------

THE ROLL-UP DEATH BENEFIT VALUE. On the contract date, the roll-up death benefit value is equal to the purchase payment. On each contract date anniversary, the roll-up death benefit value will be recalculated to equal a) plus b) minus c), increased by 5%, where:

     a) is the roll-up death benefit value as of the previous contract date anniversary;

     b) is any purchase payment during the previous contract year;

     c) is any partial surrender reduction (as described below) during the previous contract year;

On dates other than the contract date anniversary, the roll-up death benefit value equals a) plus b) minus c) where:

     a) is the roll-up death benefit value as of the previous contract date anniversary;

     b) is any purchase payment made during the previous contract year;

     c) is any partial surrender reduction (as described below) during the previous contract year;

The maximum roll-up death benefit payable equals 200% of the difference between all purchase payments and all partial surrender reductions (as described below).

STEP-UP VALUE. The step-up value will initially equal the first purchase payment. Whenever you make a purchase payment, we will increase the step-up value by the amount of that purchase payment. Whenever you take a withdrawal, we will reduce the step-up value by a partial surrender reduction as described below. On each contract date anniversary that occurs before the annuitant's 80th birthday and before the annuitant's death, if the contract value is greater than the step-up value, we will reset the step-up value to equal the contract value on that date. If the step-up value is greater than the contract value, the step-up value will remain unchanged. We will not reduce the step-up value on these anniversary recalculations (provided no withdrawals are made on that day). The only changes made to the step-up value on or after the annuitant's 80th birthday will be those related to additional purchase payments or withdrawals as described below.

THE PARTIAL SURRENDER REDUCTION referenced above is equal to (1) the amount of a death benefit value (step-up or roll-up) immediately prior to the reduction for the withdrawal, multiplied by (2) the amount of the withdrawal divided by the contract value immediately prior to the withdrawal.

For example, assume your current contract value is $55,000. If your original step-up value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the step-up value as follows:

     50,000 X (10,000/55,000) = 9,090

Your new step-up value would be 50,000 - 9,090 or $40,910.

The following example shows what would happen in a declining market. Assume your current contract value is $30,000. If your original step-up value is $50,000, an you decide to make a withdrawal of $10,000, we would reduce the step-up value as follows:

     50,000 X (10,000/30,000) = 16,666

Your new step-up value would be 50,000 - 16,666, or $33,334.

PAYMENT OF PROCEEDS

We describe the process of paying death benefit proceeds before the maturity date in the charts below. The charts do not encompass every situation and are merely intended as a general guide. More detailed information is provided in your Contract. Generally, the person(s) receiving the benefit may request that the proceeds be paid in a lump sum, or be applied to one of the settlement options available under the Contract.

                             NONQUALIFIED CONTRACTS

---------------------------------------------------------------------------------------------------------------
   BEFORE THE MATURITY DATE,     THE COMPANY WILL PAY THE             UNLESS...              MANDATORY PAYOUT
     UPON THE DEATH OF THE             PROCEEDS TO:                                             RULES APPLY*
---------------------------------------------------------------------------------------------------------------
 Owner (who is not the           The beneficiary(ies), or   Unless, the beneficiary is the   Yes
 annuitant) (with no joint       if none, to the contract   contract owner's spouse and
 owner)                          owner's estate.            the spouse elects to continue
                                                            the contract as the new owner
                                                            rather than receive the
                                                            distribution.
---------------------------------------------------------------------------------------------------------------
 Owner (who is the annuitant)    The beneficiary(ies), or   Unless, the beneficiary is the   Yes
 (with no joint owner)           if none, to the contract   contract owner's spouse and
                                 owner's estate.            the spouse elects to continue
                                                            the contract as the new owner
                                                            rather than receive the
                                                            distribution.
---------------------------------------------------------------------------------------------------------------
 Joint Owner (who is not the     The surviving joint        Unless the surviving joint       Yes
 annuitant)                      owner.                     owner is the spouse and elects
                                                            to continue the contract.
---------------------------------------------------------------------------------------------------------------
 Joint Owner (who is the         The beneficiary(ies), or   Unless the                       Yes
 annuitant)                      if none, to the            beneficiary/surviving joint
                                 surviving joint owner.     owner is the contract owner's
                                                            spouse and the spouse elects
                                                            to continue the contract.
                                                            Or, unless there is a
                                                            contingent annuitant the
                                                            contingent annuitant becomes
                                                            the annuitant and the proceeds
                                                            will be paid to the surviving
                                                            joint owner. If the surviving
                                                            joint owner is the spouse, the
                                                            spouse may elect to continue
                                                            the contract.
---------------------------------------------------------------------------------------------------------------
 Annuitant (who is not the       The beneficiary(ies),      Unless the beneficiary is the    Yes
 contract owner)                 or, if none, to the        contract owner's spouse and
                                 contract owner.            the spouse elects to continue
                                                            the contract, or, unless,
                                                            there is a contingent
                                                            annuitant. Then, the
                                                            contingent annuitant becomes
                                                            the annuitant and the Contract
                                                            continues in effect (generally
                                                            using the original maturity
                                                            date). The proceeds will then
                                                            be paid upon the death of the
                                                            contingent annuitant or owner.
---------------------------------------------------------------------------------------------------------------
 Annuitant (who is the contract  See death of "owner who                                     Yes
 owner)                          is the annuitant" above.
---------------------------------------------------------------------------------------------------------------
 Annuitant (where owner is a     The beneficiary(ies)                                        Yes (Death of
 nonnatural person/trust)        (e.g. the trust).                                           annuitant is
                                                                                             treated as death
                                                                                             of the owner in
                                                                                             these
                                                                                             circumstances.)
---------------------------------------------------------------------------------------------------------------
 Contingent Annuitant (assuming  No death proceeds are                                       N/A
 annuitant is still alive)       payable; contract
                                 continues.
---------------------------------------------------------------------------------------------------------------
 Beneficiary                     No death proceeds are                                       N/A
                                 payable; contract
                                 continues.
---------------------------------------------------------------------------------------------------------------
 Contingent Beneficiary          No death proceeds are                                       N/A
                                 payable; contract
                                 continues.
---------------------------------------------------------------------------------------------------------------

* Certain payout rules of the Internal Revenue Code (IRC) are triggered upon the death of any Owner. Non-spousal Beneficiaries (as well as spousal beneficiaries who choose not to assume the contract) must begin taking distributions based on the Beneficiary's life expectancy within one year of death or take a complete distribution of contract proceeds within 5 years of death. If Mandatory Distribution has begun, the 5 year payout option is not available.

                              QUALIFIED CONTRACTS

--------------------------------------------------------------------------------------------------------------
BEFORE THE MATURITY DATE, UPON   THE COMPANY WILL PAY THE            UNLESS...              MANDATORY PAYOUT
       THE DEATH OF THE                PROCEEDS TO:                                         RULES APPLY (SEE *
                                                                                                 ABOVE)
--------------------------------------------------------------------------------------------------------------
 Owner/Annuitant                 The beneficiary(ies), or                                   Yes
                                 if none, to the contract
                                 owner's estate.
--------------------------------------------------------------------------------------------------------------
 Beneficiary                     No death proceeds are                                      N/A
                                 payable; contract
                                 continues.
--------------------------------------------------------------------------------------------------------------
 Contingent Beneficiary          No death proceeds are                                      N/A
                                 payable; contract
                                 continues.
--------------------------------------------------------------------------------------------------------------

DEATH PROCEEDS AFTER THE MATURITY DATE

If any contract owner or the annuitant dies on or after the maturity date, we will pay the beneficiary a death benefit consisting of any benefit remaining under the annuity or income option then in effect.

                               THE ANNUITY PERIOD
--------------------------------------------------------------------------------

MATURITY DATE

Under the Contract, you can receive regular income payments (annuity payments). You can choose the month and the year in which those payments begin (maturity date). You can also choose among income plans (annuity or income options). While the annuitant is alive, you can change your selection any time up to the maturity date. Annuity or income payments will begin on the maturity date stated in the Contract unless the Contract has been fully surrendered or the proceeds have been paid to the beneficiary before that date, or unless you elect another date. Annuity payments are a series of periodic payments (a) for life; (b) for life with either a minimum number of payments or a specific amount assured; or
(c) for the joint lifetime of the annuitant and another person, and thereafter during the lifetime of the survivor. We may require proof that the annuitant is alive before annuity payments are made. Not all options may be available in all states.

You may choose to annuitize at any time after you purchase the contract. Unless you elect otherwise, the maturity date will be the annuitant's 70th birthday for qualified contracts, or, for nonqualified contracts, the annuitant's 75(th) birthday or ten years after the effective date of the contract, if later. (For Contracts issued in Florida and New York, the maturity date elected may not be later than the annuitant's 90th birthday.)

At least 30 days before the original maturity date, a contract owner may elect to extend the maturity date to any time prior to the annuitant's 85(th) birthday or for qualified contracts, or, for all contracts, to a later date with our consent. Certain annuity options taken at the maturity date may be used to meet the minimum required distribution requirements of federal tax law, or a program of partial surrenders may be used instead. These mandatory distribution requirements take effect generally upon the death of the contract owner, or with qualified contracts upon either the later of the April 1 following the contract owner's attainment of age 70 1/2 or year of retirement; or the death of the contract owner. You should seek independent tax advice regarding the election of minimum required distributions.

ALLOCATION OF ANNUITY

You may elect to receive your annuity payments in the form of a variable annuity, a fixed annuity, or a combination of both. If, at the time annuity payments begin, you have not made an election, we will apply your cash surrender value to provide an annuity funded by the same investment options as you have selected during the accumulation period. At least 30 days before the maturity date, you may transfer the contract value among the funding options in order to change the basis on which we will determine annuity payments. (See "Transfers.")

VARIABLE ANNUITY

You may choose an annuity payout that fluctuates depending on the investment experience of the variable funding options. We determine the number of annuity units credited to the Contract by dividing the first monthly annuity payment attributable to each variable funding option by the corresponding accumulation unit value as of 14 days before the date annuity payments begin. We use an annuity unit to measure the dollar value of an annuity payment. The number of annuity units (but not their value) remains fixed during the annuity period.

DETERMINATION OF FIRST ANNUITY PAYMENT. Your Contract contains the tables we use to determine your first monthly annuity payment. If you elect a variable annuity, the amount we apply to it will be the cash surrender value as of 14 days before the date annuity payments.

The amount of your first monthly payment depends on the annuity option you elected and the annuitant's adjusted age. Your Contract contains the formula for determining the adjusted age. We determine the total first monthly annuity payment by multiplying the benefit per $1,000 of value shown in the Contract tables (or, if they would produce a larger payment, the tables then in effect on the maturity date) by the number of thousands of dollars of contract value you apply to that annuity option. and factors in an assumed daily net investment factor. We call this your net investment rate. Your net investment rate corresponds to an annual interest rate of 3%. This means that if the annualized investment performance, after expenses, of your variable funding options is less than 3%, then the dollar amount of your variable annuity payment will decrease. However, if the annualized investment performance, after expenses, of your variable funding options is greater than 3%, then the dollar amount of your variable annuity payments will increase.

DETERMINATION OF SECOND AND SUBSEQUENT ANNUITY PAYMENTS. The dollar amount of all subsequent annuity payments changes from month to month based on the investment experience of the applicable funding options. The total amount of each annuity payment will equal the sum of the basic payments in each funding option. We determine the actual amounts of these payments by multiplying the number of annuity units we credited to each funding option by the corresponding annuity unit value as of the date 14 days before the date the payment is due.

FIXED ANNUITY

You may choose a fixed annuity that provides payments which do not vary during the annuity period. We will calculate the dollar amount of the first fixed annuity payment as described under "Variable Annuity," except that the amount we apply to begin the annuity will be your cash surrender value as of the date annuity payments begin. Payout rates will not be lower than those shown in the Contract. If it would produce a larger payment, the fixed annuity payment will be determined using the Life Annuity Tables in effect on the maturity date.

                                PAYMENT OPTIONS
--------------------------------------------------------------------------------

ELECTION OF OPTIONS

While the annuitant is alive, you can change your annuity or income option selection any time up to the maturity date. Once annuity or income payments have begun, no further elections are allowed.

During the annuitant's lifetime, if you do not elect otherwise before the maturity date, we will pay you (or another designated payee) the first of a series of monthly annuity or income payments based on the life of the annuitant, in accordance with Annuity Option 2 (Life Annuity with 120 monthly payments assured). For certain qualified contracts, Annuity Option 4 (Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee) will be the automatic option as described in the Contract.

The minimum amount that can be placed under an annuity or income option will be $1,000 unless we agree to a lesser amount. If any monthly periodic payment due is less than $100, the Company reserves the right to make payments at less frequent intervals, or to pay the contract value in a lump-sum.

On the maturity date, we will pay the amount due under the Contract in accordance with the payment option that you select. You may choose to receive a single lump-sum payment. You must elect an option in writing, in a form satisfactory to the Company. Any election made during the lifetime of the annuitant must be made by the contract owner.

ANNUITY OPTIONS

Subject to the conditions described in "Election of Options" above, we may pay all or any part of the cash surrender value under one or more of the following annuity options. Payments under the annuity options are generally made on a monthly basis. We may offer additional options.

Option 1 -- Life Annuity -- No Refund. The Company will make annuity payments during the lifetime of the annuitant ending with the last payment before death. This option offers the maximum periodic payment, since there is no assurance of a minimum number of payments or provision for a death benefit for beneficiaries.

Option 2 -- Life Annuity with 120, 180 or 240 Monthly Payments Assured. The Company will make monthly annuity payments during the lifetime of the annuitant, with the agreement that if, at the death of that person, payments have been made for less than 120, 180 or 240 months as elected, we will continue making payments to the beneficiary during the remainder of the period.

Option 3 -- Joint and Last Survivor Life Annuity -- No Refund. The Company will make regular annuity payments during the lifetime of the annuitant and a second person. When either person dies, we will continue making payments to the survivor. No further payments will be made following the death of the survivor.

Option 4 -- Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee. The Company will make annuity payments during the lifetimes of the annuitant and a second person. You will designate one as primary payee, and the other will be designated as secondary payee. On the death of the secondary payee, the Company will continue to make monthly annuity payments to the primary payee in the same amount that would have been payable during the joint lifetime of the two persons. On the death of the primary payee, the Company will continue to make annuity payments to the secondary payee in an amount equal to 50% of the payments which would have been made during the lifetime of the primary payee. No further payments will be made once both payees have died.

Option 5 -- Other Annuity Options. The Company will make any other arrangements for annuity payments as may be mutually agreed upon.

INCOME OPTIONS

Instead of one of the annuity options described above, and subject to the conditions described under "Election of Options," all or part of the Contract's cash surrender value (or, if required by state law, contract value) may be paid under one or more of the following income options, provided that they are consistent with federal tax law qualification requirements. Payments under the income options may be elected on a monthly, quarterly, semiannual or annual basis:

Option 1 -- Payments of a Fixed Amount. We will make equal payments of the amount elected until the cash surrender value applied under this option has been exhausted. We will pay the first payment and all later payments from each funding option or the Fixed Account in proportion to the cash surrender value attributable to each funding option and/or Fixed Account. The final payment will include any amount insufficient to make another full payment.

Option 2 -- Payments for a Fixed Period. We will make payments for the period selected. The amount of each payment will be equal to the remaining cash surrender value applied under this option divided by the number of remaining payments.

Option 3 -- Other Income Options. We will make any other arrangements for Income Options as may be mutually agreed upon.

                       MISCELLANEOUS CONTRACT PROVISIONS
--------------------------------------------------------------------------------

RIGHT TO RETURN

You may return the Contract for a full refund of the contract value plus any contract charges and premium taxes you paid (but not any fees and charges the underlying fund assessed) within ten days after you receive it (the "right to return period"). You bear the investment risk of investing in the variable funding options during the right to return period; therefore, the contract value we return may be greater or less than your purchase payment.

If you purchase the Contract as an Individual Retirement Annuity, and return it within the first seven days after delivery, we will refund your purchase payment in full; during the remainder of the right to return period, we will refund the contract value (including charges).

TERMINATION

You do not need to make any purchase payments after the first to keep the Contract in effect. However, we reserve the right to terminate the Contract on any business day if your contract value as of that date is less than $1,000 and you have not made purchase payments for at least two years, unless otherwise specified by state law. Termination will not occur until 31 days after we have mailed notice of termination to your last known address and to any assignee of record. If we terminate the Contract, we will pay you the cash surrender value less any applicable taxes.

REQUIRED REPORTS

As often as required by law, but at least once in each contract year before the due date of the first annuity payment, we will furnish a report showing the number of accumulation units credited to the Contract and the corresponding accumulation unit value(s) as of the report date for each funding option to which the contract owner has allocated amounts during the applicable period. The Company will keep all records required under federal and state laws.

SUSPENSION OF PAYMENTS

The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the New York Stock Exchange ("the Exchange") is closed; (2) when trading on the Exchange is restricted; (3) when an emergency exists as determined by the SEC so that the sale of securities held in the Separate Account may not reasonably occur or so that the Company may not reasonably determine the value the Separate Account's net assets; or (4) during any other period when the SEC, by order, so permits for the protection of security holders. Payments from the Fixed Account may be delayed up to 6 months.

                             THE SEPARATE ACCOUNTS
--------------------------------------------------------------------------------

The Travelers Insurance Company and the Travelers Life and Annuity Company each sponsor separate accounts: Fund BD and BD II, respectively. Fund BD was established on October 22, 1993 and Fund II was established on February 22, 1995, and both are registered with the SEC as unit investment trusts (separate account) under the Investment Company Act of 1940, as amended. We will invest Separate Account assets attributable to the Contracts exclusively in the shares of the variable funding options.

We hold the assets of Fund BD and BD II for the exclusive and separate benefit of the owners of each separate account, according to the laws of Connecticut. Income, gains and losses, whether or not realized, from assets allocated to the Separate Account are, in accordance with the Contracts, credited to or charged against the Separate Account without regard to other income, gains and losses of the Company. The assets held by the Separate Account are not chargeable with liabilities arising out of any other business which we may conduct. Obligations under the Contract are obligations of the Company.

All investment income and other distributions of the funding options are payable to the Separate Account. We reinvest all such income and/or distributions in shares of the respective funding option at net asset value. Shares of the funding options are currently sold only to life insurance company separate accounts to fund variable annuity and variable life insurance contracts.

Shares of the variable funding options are currently sold only to life insurance company separate accounts to fund variable annuity and variable life insurance contracts. Certain variable annuity separate accounts and variable life insurance separate accounts may invest in the funding options simultaneously (called "mixed" and "shared" funding). It is conceivable that in the future it may be disadvantageous to do so. Although the Company and the variable funding options do not currently foresee any such disadvantages either to variable annuity contract owners or variable life policy owners, each variable funding option's Board of Directors intends to monitor events in order to identify any material conflicts between them and to determine what action, if any, should be taken. If a Board of Directors was to conclude that separate funds should be established for variable life and variable annuity separate accounts, the variable annuity contract owners would not bear any of the related expenses, but variable annuity contract owners and variable life insurance policy owners would no longer have the economies of scale resulting from a larger combined fund.

PERFORMANCE INFORMATION

From time to time, we may advertise several types of historical performance for the Contract's variable funding options. We may advertise the "standardized average annual total returns" of the variable funding option, calculated in a manner prescribed by the SEC, and the "nonstandardized total return," as described below. Specific examples of the performance information appear in the SAI.

STANDARDIZED METHOD. We compute quotations of average annual total returns according to a formula in which a hypothetical initial investment of $1,000 is applied to the variable funding option, and then related to ending redeemable values over one-, five-, and ten-year periods, or for a period covering the time during which the funding option has been in existence, if less. These quotations reflect the deduction of all recurring charges during each period (on a pro rata basis in the case of fractional periods). We convert the deduction for the annual contract administrative charge to a percentage of assets based on the actual fee collected, divided by the average net assets for Contracts sold. Each quotation assumes a total redemption at the end of each period with the applicable withdrawal charge deducted at that time.

NONSTANDARDIZED METHOD.   We calculate nonstandardized "total returns" in a
similar manner based on the performance of the funding options over a period of time, usually for the calendar year-to-date, and for the past one-, three-, five- and ten-year periods. Nonstandardized total returns will not reflect the deduction of the annual contract administrative charge, which, if reflected, would decrease the level of performance shown. These returns also do not reflect the withdrawal charge because we designed the Contract for long-term investment.

For underlying funds that were in existence before they became available as a funding option, the nonstandardized average annual total return quotations reflects the investment performance that such funding options would have achieved (reduced by the applicable charges) had the underlying fund been held under the Contract for the period quoted. The total return quotations are based upon historical earnings and are not necessarily representative of future performance.

GENERAL. Within the guidelines prescribed by the SEC and the National Association of Securities Dealers, Inc. ("NASD"), performance information may be quoted numerically or may be presented in a table, graph or other illustration. Advertisements may include data comparing performance to well-known indices of market performance (including, but not limited to, the Dow Jones Industrial Average, the Standard & Poor's (S&P) 500 Index, the S&P 400 Index, the Lehman Brothers Long T-Bond Index, the Russell 1000, 2000 and 3000 Indices, the Value Line Index, and the Morgan Stanley Capital International's EAFE Index). Advertisements may also include published editorial comments and performance rankings compiled by independent organizations (including, but not limited to, Lipper Analytical Services, Inc. and Morningstar, Inc.) and publications that monitor the performance of the Separate Account and the variable funding options.

                           FEDERAL TAX CONSIDERATIONS
--------------------------------------------------------------------------------

The following general discussion of the federal income tax consequences under this Contract is not intended to cover all situations, and is not meant to provide tax advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax adviser regarding your personal situation. For your information, a more detailed tax discussion is contained in the SAI.

GENERAL TAXATION OF ANNUITIES

Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for money put into an annuity. The Internal Revenue Code (Code) governs how this money is ultimately taxed, depending upon the type of contract, qualified or non-qualified, and the manner in which the money is distributed, as briefly described below.

TAX-FREE EXCHANGES: The Internal Revenue Code Section provides that, generally, no gain or loss is recognized when an annuity contract is received in exchange for a life, endowment, or annuity contract. Since different annuity contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.

TYPES OF CONTRACTS: QUALIFIED OR NONQUALIFIED

If you purchase an annuity contract with proceeds of an eligible rollover distribution from any pension plan, specially sponsored program, or individual retirement annuity (IRA) with pre-tax dollars, your contract is referred to as a qualified contract. Some examples of qualified contracts are: IRAs, 403(b) annuities, pension and profit-sharing plans (including 401(k) plans), Keogh Plans, and certain other qualified deferred compensation plans. An exception to this is a qualified plan called a Roth IRA. Under Roth IRAs, after-tax contributions accumulate until maturity, when amounts (including earnings) may be withdrawn tax-free. If you purchase the contract on an individual basis with after-tax dollars and not under one of the programs described above, your contract is referred to as nonqualified.

NONQUALIFIED ANNUITY CONTRACTS

As the owner of a nonqualified annuity, you do not receive any tax benefit (deduction or deferral of income) on purchase payments, but you will not be taxed on increases in the value of your contract until a distribution occurs -- either as a withdrawal (distribution made prior to the maturity date), or as annuity payments. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings. Similarly, when you receive an annuity payment, part of each payment is considered a return of your purchase payments and will not be taxed. The remaining portion of the annuity payment (i.e., any earnings) will be considered ordinary income for tax purposes.

If a nonqualified annuity is owned by other than an individual, however, (e.g., by a corporation), increases in the value of the contract attributable to purchase payments made after February 28, 1986 are includible in income annually. Furthermore, for contracts issued after April 22, 1987, if you transfer the contract without adequate consideration all deferred increases in value will be includible in your income at the time of the transfer.

If you make a partial withdrawal, this money will generally be taxed as first coming from earnings, (income in the contract), and then from your purchase payments. These withdrawn earnings are includible in your income. (See "Penalty Tax for Premature Distributions" below.) There is income in the contract to the extent the contract value exceeds your investment in the contract. The investment in the contract equals the total purchase payments you paid less any amount received previously which was excludible from gross income. Any direct or indirect borrowing against the value of the contract or pledging of the contract as security for a loan will be treated as a cash distribution under the tax law.

The Contract provides one or more optional enhanced death benefits that in some cases may exceed the greater of the purchase price or the contract value. It is possible that the IRS may take a position that the charges for the optional enhanced death benefit(s) are deemed to be taxable distributions to you. Although we do not believe that a charge under such optional death benefit should be treated as a taxable withdrawal, you should consult your tax advisor before selecting any rider or endorsement to the Contract.

Federal tax law requires that nonqualified annuity contracts meet minimum mandatory distribution requirements upon the death of the contract owner, including the first of joint owners. If these requirements are not met, the surviving joint owner, or the beneficiary, will have to pay taxes prior to distribution. The distribution required depends, among other things, upon whether an annuity option is elected or whether the new contract owner is the surviving spouse. We will administer Contracts in accordance with these rules and we will notify you when you should begin receiving payments.

QUALIFIED ANNUITY CONTRACTS

Under a qualified annuity, since amounts paid into the contract have not yet been taxed, the full amount of all distributions, including lump-sum withdrawals and annuity payments, are taxed at the ordinary income tax rate unless the distribution is transferred to an eligible rollover account or contract. The Contract is available as a vehicle for IRA rollovers and for other qualified contracts. There are special rules which govern the taxation of qualified contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. We have provided a more complete discussion in the SAI.

The Contract includes one or more optional enhanced death benefits that in some cases may exceed the greater of the purchase payments or the contract value. The IRS has not reviewed the Contract for qualification as an IRA, and has not addressed in a ruling of general applicability, whether a death benefit such as the optional death benefit(s) in the Contract comports with IRA qualification requirements. Although Travelers regards the optional enhanced death benefit as a permissible benefit under an IRA, the IRS may take a contrary position regarding tax qualification resulting in deemed distributions and penalty taxes. You should consult your tax advisor prior to selecting any optional enhanced death benefit for an IRA.

PENALTY TAX FOR PREMATURE DISTRIBUTIONS

Taxable distributions taken before the contract owner has reached the age of 59 1/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions, for life or life expectancy, or unless the distribution follows the death or disability of the contract owner. Other exceptions may be available in certain qualified plans.

DIVERSIFICATION REQUIREMENTS FOR VARIABLE ANNUITIES

The Code requires that any nonqualified variable annuity contracts based on a separate account shall not be treated as an annuity for any period if investments made in the account are not adequately diversified. Final tax regulations define how separate accounts must be diversified. The Company monitors the diversification of investments constantly and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the Contract Owner of tax deferred treatment. The Company intends to administer all contracts subject to this provision of law in a manner that will maintain adequate diversification.

OWNERSHIP OF THE INVESTMENTS

Assets in the separate accounts, also referred to as segregated asset accounts, must be owned by the Company and not by the Contract Owner for federal income tax purposes. Otherwise, the deferral of taxes is lost and income and gains from the accounts would be includable annually in the Contract Owner's gross income.

The Internal Revenue Service has stated in published rulings that a variable contract owner will be considered the owner of the assets of a segregated asset account if the owner possesses an incident of ownership in those assets, such as the ability to exercise investment control over the assets. The Treasury Department announced, in connection with the issuance of temporary regulations concerning investment diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets of the account." This announcement, dated September 15, 1986, also stated that the guidance would be issued by way of regulations or rulings on the "extent to which policyholders may direct their investments to particular subaccounts [of a segregated asset account] without being treated as owners of the underlying assets." As of the date of this prospectus, no such guidance has been issued.

The Company does not know if such guidance will be issued, or if it is, what standards it may set. Furthermore, the Company does not know if such guidance may be issued with retroactive effect. New regulations are generally issued with a prospective-only effect as to future sales or as to future voluntary transactions in existing contracts. The Company therefore reserves the right to modify the contract as necessary to attempt to prevent Contract Owners from being considered the owner of the assets of the separate account.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70 1/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70 1/2 or the year of retirement. Distributions must begin or be continued according to required patterns following the death of the contract owner or annuitant of both qualified and nonqualified annuities.

TAXATION OF DEATH BENEFIT PROCEEDS

Amounts may be distributed from a Contract because of the death of an owner or annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the contract; or (ii) if distributed under a payment option, they are taxed in the same way as annuity payments.

                               OTHER INFORMATION
--------------------------------------------------------------------------------

THE INSURANCE COMPANIES

Please refer to your Contract or the first page of the Summary of this prospectus to determine which Company issued your Contract.

The Travelers Insurance Company is a stock insurance company chartered in 1864 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is an indirect wholly owned subsidiary of Citigroup Inc. The Company's Home Office is located at One Tower Square, Hartford, Connecticut 06183.

The Travelers Life and Annuity Company is a stock insurance company chartered in 1973 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in a majority of the states of the United States, the District of Columbia and Puerto Rico, and intends to seek licensure in the remaining states, except New York. The Company is an indirect wholly owned subsidiary of Citigroup Inc. The Company's Home Office is located at One Tower Square, Hartford, Connecticut 06183.

FINANCIAL STATEMENTS

The financial statements for the Company and its separate account are located in the Statement of Additional Information.

DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS

We intend to sell the Contracts in all jurisdictions where we are licensed to do business and where the Contract is approved. Any registered representative of affiliated or independent broker-dealers who sell the Contracts will be qualified to sell variable annuities under applicable federal and state laws. Each broker-dealer is registered with the SEC under the Securities Exchange Act of 1934, and all are members of the NASD. The principal underwriter of the Contracts is our affiliate, Travelers Distribution LLC, One Tower Square, Hartford, CT.

Up-front compensation paid to sales representatives will not exceed 7% of the purchase payments made under the Contracts. If asset based compensation is paid, it will not exceed 2% of the average account value annually. From time to time, we may pay or permit other promotional incentives, in cash, credit or other compensation.

CONFORMITY WITH STATE AND FEDERAL LAWS

The laws of the state in which we deliver a Contract govern that Contract. Where a state has not approved a contract feature or funding option, it will not be available in that state. Any paid-up annuity, cash surrender value or death benefits that are available under the Contract are not less than the minimum benefits required by the statutes of the state in which we delivered the Contract. We reserve the right to make any changes, including retroactive changes, in the Contract to the extent that the change is required to meet the requirements of any law or regulation issued by any governmental agency to which the Company, the Contract or the contract owner is subject.

VOTING RIGHTS

The Company is the legal owner of the shares of the underlying funds. However, we believe that when an underlying fund solicits proxies in conjunction with a vote of shareholders we are required to obtain from you and from other owners instructions on how to vote those shares. When we receive those instructions, we will vote all of the shares we own in proportion to those instructions. This will also include any shares we own on our own behalf. Should we determine that we are no longer required to comply with the above, we will vote on the shares in our own right.

LEGAL PROCEEDINGS AND OPINIONS

Legal matters in connection with the federal laws and regulations affecting the issue and sale of the contract described in this prospectus, as well as the organization of the Companies, their authority to issue variable annuity contracts under Connecticut law and the validity of the forms of the variable annuity contracts under Connecticut law, have been passed on by the General Counsel of the Companies.

THE TRAVELERS INSURANCE COMPANY

There are no pending legal proceedings affecting the Separate Account. There is one material pending legal proceeding, other than ordinary routine litigation incidental to business, to which the Company is a party.

In March 1997, a purported class action entitled Patterman v. The Travelers, Inc., et al. was commenced in the Superior Court of Richmond County, Georgia, alleging, among other things, violations of the Georgia RICO statute and other state laws by an affiliate of the Company, Primerica Financial Services, Inc. and certain of its affiliates. Plaintiffs seek unspecified compensatory and punitive damages and other relief. From February 1998 through April 2000, various motions for transfer of the lawsuit were heard and appealed. In April 2000, the matter was remanded to the Superior Court of Richmond County by the Georgia Supreme Court. Also, in April 2000 defendants moved for summary judgement on all counts of the complaint. Discovery commenced in May 2000. Defendants intend to vigorously contest the litigation.

THE TRAVELERS LIFE AND ANNUITY COMPANY

There are no pending material legal proceedings affecting the Separate Account, the principal underwriter or the Company.

                                   APPENDIX A
--------------------------------------------------------------------------------
                        CONDENSED FINANCIAL INFORMATION
                  THE TRAVELERS FUND BD FOR VARIABLE ANNUITIES
                            ACCUMULATION UNIT VALUES

                                               YEAR ENDED                  YEAR ENDED               YEAR ENDED
                                           DECEMBER 31, 2000            DECEMBER 31, 1999        DECEMBER 31, 1998
                                         STANDARD      ENHANCED      STANDARD      ENHANCED     STANDARD   ENHANCED
-------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND
 SMALL CAP PORTFOLIO (5/98)
 Unit Value at beginning of period...  $      1.038   $     1.033   $      .852   $      .851   $  1.000   $ 1.000
 Unit Value at end of period.........         1.162         1.153         1.038         1.033       .852      .851
 Number of units outstanding at end
   of period (thousands).............     3,583,484       475,404         2,130           302      1,025        49
GREENWICH STREET SERIES FUND:
 TOTAL RETURN PORTFOLIO (11/94)*
 Unit Value at beginning of period...         2.240         2.208   $     1.857   $     1.836   $  1.790   $ 1.775
 Unit Value at end of period.........         2.667         2.622         2.240         2.208      1.857     1.836
 Number of units outstanding at end
   of period (thousands).............    55,492,830     8,605,537        65,203        10,465     73,468    11,654
 EQUITY INDEX PORTFOLIO -- CLASS II
   (5/99)
 Unit Value at beginning of period...  $      1.088   $     1.086   $     1.000   $     1.000   $     --   $    --
 Unit Value at end of period.........         0.976         0.971         1.088         1.086         --        --
 Number of units outstanding at end
   of period (thousands).............     2,024,943       172,120         1,740            78         --        --
SALOMON BROTHERS VARIABLE SERIES FUND
 INVESTORS FUND (5/98)
 Unit Value at beginning of period...  $      1.119   $     1.114   $     1.014   $     1.012   $  1.000   $ 1.000
 Unit Value at end of period.........         1.275         1.265         1.119         1.114      1.014     1.012
 Number of units outstanding at end
   of period (thousands).............     1,901,624       250,413         1,846           171        704        76
 TOTAL RETURN FUND (5/98)
 Unit Value at beginning of period...  $      0.994   $     0.989   $      .997   $      .996   $  1.000   $ 1.000
 Unit Value at end of period.........         1.060         1.052          .994          .989       .997      .996
 Number of units outstanding at end
   of period (thousands).............       845,563       112,584           769           116        397        70
SMITH BARNEY CONCERT ALLOCATION
 SERIES INC.:
 SELECT HIGH GROWTH PORTFOLIO (3/97)
 Unit Value at beginning of period...  $      1.558   $     1.546   $     1.242   $     1.236   $  1.090   $ 1.087
 Unit Value at end of period.........         1.429         1.414         1.558         1.546      1.242     1.236
 Number of units outstanding at end
   of period (thousands).............       707,214       226,088           807           319        724       326

                                                                                                             PERIOD FROM
                                                                                                            JUNE 2, 1994
                                           YEAR ENDED            YEAR ENDED            YEAR ENDED        (EFFECTIVE DATE) TO
                                        DECEMBER 31, 1997     DECEMBER 31, 1996     DECEMBER 31, 1995     DECEMBER 31, 1994
                                       STANDARD   ENHANCED   STANDARD   ENHANCED   STANDARD   ENHANCED   STANDARD   ENHANCED
-------------------------------------  -------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND
 SMALL CAP PORTFOLIO (5/98)
 Unit Value at beginning of period...  $     --   $    --    $     --   $    --    $     --   $    --    $    --     $   --
 Unit Value at end of period.........        --        --          --        --          --        --         --         --
 Number of units outstanding at end
   of period (thousands).............        --        --          --        --          --        --         --         --
GREENWICH STREET SERIES FUND:
 TOTAL RETURN PORTFOLIO (11/94)*
 Unit Value at beginning of period...  $  1.550   $ 1.541    $  1.251   $ 1.247    $  1.010   $ 1.010    $ 1.000     $1.000
 Unit Value at end of period.........     1.790     1.775       1.550     1.541       1.251     1.247      1.010      1.010
 Number of units outstanding at end
   of period (thousands).............    75,812    11,853      58,898     9,169      32,564     4,874      1,109        277
 EQUITY INDEX PORTFOLIO -- CLASS II
   (5/99)
 Unit Value at beginning of period...  $     --   $    --    $     --   $    --    $     --   $    --    $    --     $   --
 Unit Value at end of period.........        --        --          --        --          --        --         --         --
 Number of units outstanding at end
   of period (thousands).............        --        --          --        --          --        --         --         --
SALOMON BROTHERS VARIABLE SERIES FUND
 INVESTORS FUND (5/98)
 Unit Value at beginning of period...  $     --   $    --    $     --   $    --    $     --   $    --    $    --     $   --
 Unit Value at end of period.........        --        --          --        --          --        --         --         --
 Number of units outstanding at end
   of period (thousands).............        --        --          --        --          --        --         --         --
 TOTAL RETURN FUND (5/98)
 Unit Value at beginning of period...  $     --   $    --    $     --   $    --    $     --   $    --    $    --     $   --
 Unit Value at end of period.........        --        --          --        --          --        --         --         --
 Number of units outstanding at end
   of period (thousands).............        --        --          --        --          --        --         --         --
SMITH BARNEY CONCERT ALLOCATION
 SERIES INC.:
 SELECT HIGH GROWTH PORTFOLIO (3/97)
 Unit Value at beginning of period...  $  1.000   $ 1.000    $     --   $    --    $     --   $    --    $    --     $   --
 Unit Value at end of period.........     1.090     1.087          --        --          --        --         --         --
 Number of units outstanding at end
   of period (thousands).............       603       231          --        --          --        --         --         --

                                   APPENDIX A
--------------------------------------------------------------------------------
                        CONDENSED FINANCIAL INFORMATION
                  THE TRAVELERS FUND BD FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (CONTINUED)

                                               YEAR ENDED                  YEAR ENDED               YEAR ENDED
                                           DECEMBER 31, 2000            DECEMBER 31, 1999        DECEMBER 31, 1998
                                         STANDARD      ENHANCED      STANDARD      ENHANCED     STANDARD   ENHANCED
-------------------------------------------------------------------------------------------------------------------
 SELECT GROWTH PORTFOLIO (3/97)
 Unit Value at beginning of period...  $      1.421   $     1.410   $     1.238   $     1.232   $  1.099   $ 1.097
 Unit Value at end of period.........         1.338         1.323         1.421         1.410      1.238     1.232
 Number of units outstanding at end
   of period (thousands).............     2,951,807     1,838,058         3,487         1,847      3,135     1,839
 SELECT BALANCED PORTFOLIO (3/97)
 Unit Value at beginning of period...  $      1.258   $     1.248   $     1.183   $     1.177   $  1.093   $ 1.091
 Unit Value at end of period.........         1.303         1.290         1.258         1.248      1.183     1.177
 Number of units outstanding at end
   of period (thousands).............     3,561,033       778,489         3,959           922      4,047     1,087
 SELECT CONSERVATIVE PORTFOLIO
   (3/97)++
 Unit Value at beginning of period...  $      1.196   $     1.187   $     1.162   $     1.156   $  1.108   $ 1.105
 Unit Value at end of period.........         1.235         1.222         1.196         1.187      1.162     1.156
 Number of units outstanding at end
   of period (thousands).............     1,044,878       132,036         1,408           137      1,466       184
 SELECT INCOME PORTFOLIO (3/97)++
 Unit Value at beginning of period...  $      1.148   $     1.139   $     1.154   $     1.148   $  1.106   $ 1.104
 Unit Value at end of period.........         1.178         1.166         1.148         1.139      1.154     1.148
 Number of units outstanding at end
   of period (thousands).............       613,526       144,994           831           165        753       185
TRAVELERS SERIES FUND INC.
 AIM CAPITAL APPRECIATION PORTFOLIO
   (11/95)
 Unit Value at beginning of period...  $      1.974   $     1.951   $     1.397   $     1.385   $  1.206   $ 1.198
 Unit Value at end of period.........         1.748         1.723         1.974         1.951      1.397     1.385
 Number of units outstanding at end
   of period (thousands).............    74,130,562    12,252,599        81,401        14,475     90,905    15,792
 ALLIANCE GROWTH PORTFOLIO (6/94)
 Unit Value at beginning of period...  $      3.795   $     3.737   $     2.903   $     2.867   $  2.276   $ 2.254
 Unit Value at end of period.........         3.068         3.012         3.795         3.737      2.903     2.867
 Number of units outstanding at end
   of period (thousands).............   110,497,118    20,965,025       131,228        26,576    142,802    28,710

                                                                                                             PERIOD FROM
                                                                                                            JUNE 2, 1994
                                           YEAR ENDED            YEAR ENDED            YEAR ENDED        (EFFECTIVE DATE) TO
                                        DECEMBER 31, 1997     DECEMBER 31, 1996     DECEMBER 31, 1995     DECEMBER 31, 1994
                                       STANDARD   ENHANCED   STANDARD   ENHANCED   STANDARD   ENHANCED   STANDARD   ENHANCED
-------------------------------------  -------------------------------------------------------------------------------------
 SELECT GROWTH PORTFOLIO (3/97)
 Unit Value at beginning of period...  $  1.000   $ 1.000    $     --   $    --    $     --   $    --    $    --     $   --
 Unit Value at end of period.........     1.099     1.097          --        --          --        --         --         --
 Number of units outstanding at end
   of period (thousands).............     2,262     1,403          --        --          --        --         --         --
 SELECT BALANCED PORTFOLIO (3/97)
 Unit Value at beginning of period...  $  1.000   $ 1.000    $     --   $    --    $     --   $    --    $    --     $   --
 Unit Value at end of period.........     1.093     1.091          --        --          --        --         --         --
 Number of units outstanding at end
   of period (thousands).............     3,115       778          --        --          --        --         --         --
 SELECT CONSERVATIVE PORTFOLIO
   (3/97)++
 Unit Value at beginning of period...  $  1.000   $ 1.000    $     --   $    --    $     --   $    --    $    --     $   --
 Unit Value at end of period.........     1.108     1.105          --        --          --        --         --         --
 Number of units outstanding at end
   of period (thousands).............       640       188          --        --          --        --         --         --
 SELECT INCOME PORTFOLIO (3/97)++
 Unit Value at beginning of period...  $  1.000   $ 1.000    $     --   $    --    $     --   $    --    $    --     $   --
 Unit Value at end of period.........     1.106     1.104          --        --          --        --         --         --
 Number of units outstanding at end
   of period (thousands).............       425       279          --        --          --        --         --         --
TRAVELERS SERIES FUND INC.
 AIM CAPITAL APPRECIATION PORTFOLIO
   (11/95)
 Unit Value at beginning of period...  $  1.088   $ 1.084    $  0.958   $ 0.957    $  1.000   $ 1.000    $    --     $   --
 Unit Value at end of period.........     1.206     1.198       1.088     1.084       0.958     0.957         --         --
 Number of units outstanding at end
   of period (thousands).............    91,234    15,591      71,085    12,862      20,366     5,394         --         --
 ALLIANCE GROWTH PORTFOLIO (6/94)
 Unit Value at beginning of period...  $  1.785   $ 1.772    $  1.396   $ 1.390    $  1.047   $ 1.046    $ 1.000     $1.000
 Unit Value at end of period.........     2.276     2.254       1.785     1.772       1.396     1.390      1,047      1,046
 Number of units outstanding at end
   of period (thousands).............   144,293    30,063     123,294    27,251      79,334    20,571     16,522      7,338

                                   APPENDIX A
--------------------------------------------------------------------------------
                        CONDENSED FINANCIAL INFORMATION
                  THE TRAVELERS FUND BD FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (CONTINUED)

                                             YEAR ENDED                  YEAR ENDED               YEAR ENDED
                                          DECEMBER 31, 2000           DECEMBER 31, 1999        DECEMBER 31, 1998
                                       STANDARD      ENHANCED      STANDARD      ENHANCED     STANDARD   ENHANCED
-----------------------------------------------------------------------------------------------------------------
 INVESCO STRATEGIC INCOME PORTFOLIO
   (FORMERLY G.T. GLOBAL STRATEGIC
   PORTFOLIO) (6/94)
 Unit Value at beginning of
   period...........................  $     1.319   $     1.299   $     1.359   $     1.342   $  1.397   $ 1.383
 Unit Value at end of period........        1.378         1.353         1.319         1.299      1.359     1.342
 Number of units outstanding at end
   of period (thousands)............    6,890,790     1,562,190         8,991         2,351     11,299     2,624
 MFS TOTAL RETURN PORTFOLIO (6/94)
 Unit Value at beginning of
   period...........................  $     1.845   $     1.817   $     1.819   $     1.796   $  1.648   $ 1.632
 Unit Value at end of period........        2.127         2.089         1.845         1.817      1.819     1.796
 Number of units outstanding at end
   of period (thousands)............   64,462,636    12,764,698        78,484        16,860     86,950    18,459
 PUTNAM DIVERSIFIED INCOME PORTFOLIO
   (6/94)
 Unit Value at beginning of
   period...........................  $     1.325   $     1.304   $     1.326   $     1.309   $  1.332   $ 1.319
 Unit Value at end of period........        1.304         1.281         1.325         1.304      1.326     1.309
 Number of units outstanding at end
   of period (thousands)............   37,822,307     8,635,386        45,595        11,060     53,053    12,925
 SMITH BARNEY HIGH INCOME PORTFOLIO
   (6/94)
 Unit Value at beginning of
   period...........................  $     1.472   $     1.450   $     1.452   $     1.434   $  1.463   $ 1.448
 Unit Value at end of period........        1.338         1.314         1.472         1.450      1.452     1.434
 Number of units outstanding at end
   of period (thousands)............   28,815,813     5,829,718        38,357         8,210     44,406     9,312
 SMITH BARNEY INTERNATIONAL EQUITY
   PORTFOLIO (6/94)*
 Unit Value at beginning of
   period...........................  $     2.164   $     2.131   $     1.305   $     1.289   $  1.240   $ 1.228
 Unit Value at end of period........        1.630         1.601         2.164         2.131      1.305     1.289
 Number of units outstanding at end
   of period (thousands)............   63,128,881    11,816,707        72,748        15,530     82,330    17,670
 SMITH BARNEY LARGE CAPITALIZATION
   GROWTH PORTFOLIO (5/98)
 Unit Value at beginning of
   period...........................  $     1.599   $     1.592   $     1.237   $     1.234   $  1.000   $ 1.000
 Unit Value at end of period........        1.471         1.460         1.599         1.592      1.237     1.234
 Number of units outstanding at end
   of period (thousands)............   27,150,091     3,984,628        25,852         3,416     12,224     1,022

                                                                                                            PERIOD FROM
                                                                                                           JUNE 2, 1994
                                          YEAR ENDED            YEAR ENDED            YEAR ENDED        (EFFECTIVE DATE) TO
                                       DECEMBER 31, 1997     DECEMBER 31, 1996     DECEMBER 31, 1995     DECEMBER 31, 1994
                                      STANDARD   ENHANCED   STANDARD   ENHANCED   STANDARD   ENHANCED   STANDARD   ENHANCED
------------------------------------  -------------------------------------------------------------------------------------
 INVESCO STRATEGIC INCOME PORTFOLIO
   (FORMERLY G.T. GLOBAL STRATEGIC
   PORTFOLIO) (6/94)
 Unit Value at beginning of
   period...........................  $  1.316   $ 1.306    $  1.121   $ 1.116    $  0.945     0.944    $ 1.000     $1.000
 Unit Value at end of period........     1.397     1.383       1.316     1.306       1.121     1.116      0.945      0.944
 Number of units outstanding at end
   of period (thousands)............    12,827     2,883      11,505     2,795       6,840     2,180      2,400      1,063
 MFS TOTAL RETURN PORTFOLIO (6/94)
 Unit Value at beginning of
   period...........................  $  1.376   $ 1.366    $  1.216   $ 1.211    $  0.979   $ 0.977    $ 1.000     $1.000
 Unit Value at end of period........     1.648     1.632       1.376     1.366       1.216     1.211      0.979      0.977
 Number of units outstanding at end
   of period (thousands)............    83,811    17,373      68,236    14,690      41,813     9,473      9,099      3,479
 PUTNAM DIVERSIFIED INCOME PORTFOLIO
   (6/94)
 Unit Value at beginning of
   period...........................  $  1.252   $ 1.243    $  1.170   $ 1.165    $  1.009   $ 1.007    $ 1.000     $1.000
 Unit Value at end of period........     1.332     1.319       1.252     1.243       1.170     1.165      1.009      1.007
 Number of units outstanding at end
   of period (thousands)............    51,751    12,724      43,898    11,789      26,078     8,650      5,803      3,683
 SMITH BARNEY HIGH INCOME PORTFOLIO
   (6/94)
 Unit Value at beginning of
   period...........................  $  1.300   $ 1.291    $  1.162   $ 1.157    $  0.988   $ 0.986    $ 1.000     $1.000
 Unit Value at end of period........     1.463     1.448       1.300     1.291       1.162     1.157      0.988      0.986
 Number of units outstanding at end
   of period (thousands)............    42,964     8,927      33,737     6,932      20,136     3,772      3,105      1,162
 SMITH BARNEY INTERNATIONAL EQUITY
   PORTFOLIO (6/94)*
 Unit Value at beginning of
   period...........................  $  1.222   $ 1.213    $  1.050   $ 1.046    $  0.955   $ 0.954    $ 1.000     $1.000
 Unit Value at end of period........     1.240     1.228       1.222     1.213       1.050     1.046      0.955      0.954
 Number of units outstanding at end
   of period (thousands)............    87,385    18,731      77,554    16,662      47,317    12,187     14,141      5,898
 SMITH BARNEY LARGE CAPITALIZATION
   GROWTH PORTFOLIO (5/98)
 Unit Value at beginning of
   period...........................  $     --   $    --    $     --   $    --    $     --   $    --    $    --     $   --
 Unit Value at end of period........        --        --          --        --          --        --         --         --
 Number of units outstanding at end
   of period (thousands)............        --        --          --        --          --        --         --         --

                                   APPENDIX A
--------------------------------------------------------------------------------
                        CONDENSED FINANCIAL INFORMATION
                  THE TRAVELERS FUND BD FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (CONTINUED)

                                             YEAR ENDED                  YEAR ENDED               YEAR ENDED
                                          DECEMBER 31, 2000           DECEMBER 31, 1999        DECEMBER 31, 1998
                                       STANDARD      ENHANCED      STANDARD      ENHANCED     STANDARD   ENHANCED
-----------------------------------------------------------------------------------------------------------------
 SMITH BARNEY LARGE CAP VALUE
   PORTFOLIO (6/94)
 Unit Value at beginning of
   period...........................  $     2.053   $     2.022   $     2.076   $     2.050   $  1.913   $ 1.894
 Unit Value at end of period........        2.296         2.254         2.053         2.022      2.076     2.050
 Number of units outstanding at end
   of period (thousands)............   55,091,429    10,588,184        67,688        13,629     71,417    14,891
 SMITH BARNEY MONEY MARKET PORTFOLIO
   (6/94)
 Unit Value at beginning of
   period...........................  $     1.226   $     1.207   $     1.184         1.169   $  1.140   $ 1.129
 Unit Value at end of period........        1.285         1.262         1.226         1.207      1.184     1.169
 Number of units outstanding at end
   of period (thousands)............   33,979,596     4,483,257        45,053         6,609     47,121     8,254
 SMITH BARNEY PACIFIC BASIN
   PORTFOLIO (6/94)++
 Unit Value at beginning of
   period...........................  $     1.435   $     1.413   $     0.742   $     0.733   $  0.700   $ 0.693
 Unit Value at end of period........        0.666         0.654         1.435         1.413      0.742     0.733
 Number of units outstanding at end
   of period (thousands)............    7,371,258     1,956,590         8,994         2,507      8,930     2,803
 TRAVELERS MANAGED INCOME PORTFOLIO
   (6/94)
 Unit Value at beginning of
   period...........................  $     1.306   $     1.286   $     1.309   $     1.293   $  1.261   $ 1.248
 Unit Value at end of period........        1.392         1.367         1.306         1.286      1.309     1.293
 Number of units outstanding at end
   of period (thousands)............   13,842,174     3,447,356        17,251         4,234     20,492     3,895
 VAN KAMPEN ENTERPRISE PORTFOLIO
   (6/94)
 Unit Value at beginning of
   period...........................  $     3.238   $     3.188   $     2.601   $     2.568   $  2.103   $ 2.083
 Unit Value at end of period........        2.731         2.682         3.238         3.188      2.601     2.568
 Number of units outstanding at end
   of period (thousands)............   43,294,726     9,306,589        50,446        11,752     55,903    12,561
THE TRAVELERS SERIES TRUST:
 CONVERTIBLE BOND PORTFOLIO (5/98)
 Unit Value at beginning of
   period...........................  $     1.175   $     1.169   $     1.001   $     0.999   $  1.000   $ 1.000
 Unit Value at end of period........        1.306         1.297         1.175         1.169      1.001     0.999
 Number of units outstanding at end
   of period (thousands)............    1,168,231       141,023           627           181        249        24

                                                                                                            PERIOD FROM
                                                                                                           JUNE 2, 1994
                                          YEAR ENDED            YEAR ENDED            YEAR ENDED        (EFFECTIVE DATE) TO
                                       DECEMBER 31, 1997     DECEMBER 31, 1996     DECEMBER 31, 1995     DECEMBER 31, 1994
                                      STANDARD   ENHANCED   STANDARD   ENHANCED   STANDARD   ENHANCED   STANDARD   ENHANCED
------------------------------------  -------------------------------------------------------------------------------------
 SMITH BARNEY LARGE CAP VALUE
   PORTFOLIO (6/94)
 Unit Value at beginning of
   period...........................  $  1.528   $ 1.517    $  1.291   $ 1.285    $  0.981   $ 0.980    $ 1.000     $1.000
 Unit Value at end of period........     1.913     1.894       1.528     1.517       1.291     1.285      0.981      0.980
 Number of units outstanding at end
   of period (thousands)............    71,149    15,383      57,479    12,170      31,343     7,140      6,654      3,015
 SMITH BARNEY MONEY MARKET PORTFOLIO
   (6/94)
 Unit Value at beginning of
   period...........................  $  1.098   $ 1.090    $  1.058   $ 1.054    $  1.016   $ 1.014    $ 1.000     $1.000
 Unit Value at end of period........     1.140     1.129       1.098     1.090       1.058     1.054      1.016      1.014
 Number of units outstanding at end
   of period (thousands)............    38,097     8,610      49,672    10,176      36,637     9,063      7,171      3,748
 SMITH BARNEY PACIFIC BASIN
   PORTFOLIO (6/94)++
 Unit Value at beginning of
   period...........................  $  0.983   $ 0.977    $  0.910   $ 0.906    $  0.899   $ 0.898    $ 1.000     $1.000
 Unit Value at end of period........     0.700     0.693       0.983     0.977       0.910     0.906      0.899      0.898
 Number of units outstanding at end
   of period (thousands)............    10,584     3,223      10,513     3,487       6,024     2,351      1,657        878
 TRAVELERS MANAGED INCOME PORTFOLIO
   (6/94)
 Unit Value at beginning of
   period...........................  $  1.163   $ 1.154    $  1.142   $ 1.137    $  0.997   $ 0.995    $ 1.000     $1.000
 Unit Value at end of period........     1.261     1.248       1.163     1.154       1.142     1.137      0.997      0.995
 Number of units outstanding at end
   of period (thousands)............    17,887     3,091      15,376     2,502      11,294     1,783      2,849        980
 VAN KAMPEN ENTERPRISE PORTFOLIO
   (6/94)
 Unit Value at beginning of
   period...........................  $  1.655   $ 1.643    $  1.362   $ 1.356    $  1.039   $ 1.037    $ 1.000     $1.000
 Unit Value at end of period........     2.103     2.083       1.655     1.643       1.362     1.356      1,039      1,037
 Number of units outstanding at end
   of period (thousands)............    55,871    13,032      45,338    10,652      26,473     6,569      2,941      1,618
THE TRAVELERS SERIES TRUST:
 CONVERTIBLE BOND PORTFOLIO (5/98)
 Unit Value at beginning of
   period...........................  $     --   $    --    $     --   $    --    $     --   $    --    $    --     $   --
 Unit Value at end of period........        --        --          --        --          --        --         --         --
 Number of units outstanding at end
   of period (thousands)............        --        --          --        --          --        --         --         --

                                   APPENDIX A
--------------------------------------------------------------------------------
                        CONDENSED FINANCIAL INFORMATION
                  THE TRAVELERS FUND BD FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (CONTINUED)

                                             YEAR ENDED                  YEAR ENDED               YEAR ENDED
                                          DECEMBER 31, 2000           DECEMBER 31, 1999        DECEMBER 31, 1998
                                       STANDARD      ENHANCED      STANDARD      ENHANCED     STANDARD   ENHANCED
-----------------------------------------------------------------------------------------------------------------
 DISCIPLINED MID CAP STOCK PORTFOLIO
   (5/98)
 Unit Value at beginning of
   period...........................  $     1.194   $     1.188   $     1.064   $     1.063   $  1.000   $ 1.000
 Unit Value at end of period........        1.376         1.366         1.194         1.188      1.064     1.063
 Number of units outstanding at end
   of period (thousands)............    3,158,684       801,701         1,843           330        398        54
 DISCIPLINED SMALL CAP STOCK
   PORTFOLIO (5/98)+
 Unit Value at beginning of
   period...........................  $     1.066   $     1.061   $     0.896   $     0.894   $  1.000   $ 1.000
 Unit Value at end of period........        1.076         1.068         1.066         1.061      0.896     0.894
 Number of units outstanding at end
   of period (thousands)............      966,590       191,897           810            68        299         4
 MFS EMERGING GROWTH PORTFOLIO
   (11/96)
 Unit Value at beginning of
   period...........................  $     2.793   $     2.769   $     1.599   $     1.589   $  1.204   $ 1.200
 Unit Value at end of period........        2.205         2.180         2.793         2.769      1.599     1,589
 Number of units outstanding at end
   of period (thousands)............   26,758,939     5,768,911        28,193         6,685     25,200     6,079
 MFS RESEARCH PORTFOLIO (5/98)
 Unit Value at beginning of
   period...........................  $     1.267   $     1.261   $     1.037   $     1.035   $  1.000   $ 1.000
 Unit Value at end of period........        1.183         1.174         1.267         1.261      1.037     1.035
 Number of units outstanding at end
   of period (thousands)............    3,989,985     1,310,179         3,898         1,160      1,354     1,039
 STRATEGIC STOCK PORTFOLIO (5/98)+
 Unit Value at beginning of
   period...........................  $     0.971         0.966   $     0.936   $     0.934   $  1.000   $ 1.000
 Unit Value at end of period........        1.057         1.050         0.971         0.966      0.936     0.934
 Number of units outstanding at end
   of period (thousands)............      740,422        51,194           751           180        540       121

                                                                                                            PERIOD FROM
                                                                                                           JUNE 2, 1994
                                          YEAR ENDED            YEAR ENDED            YEAR ENDED        (EFFECTIVE DATE) TO
                                       DECEMBER 31, 1997     DECEMBER 31, 1996     DECEMBER 31, 1995     DECEMBER 31, 1994
                                      STANDARD   ENHANCED   STANDARD   ENHANCED   STANDARD   ENHANCED   STANDARD   ENHANCED
------------------------------------  -------------------------------------------------------------------------------------
 DISCIPLINED MID CAP STOCK PORTFOLIO
   (5/98)
 Unit Value at beginning of
   period...........................  $     --   $    --    $     --   $    --    $     --   $    --    $    --     $   --
 Unit Value at end of period........        --        --          --        --          --        --         --         --
 Number of units outstanding at end
   of period (thousands)............        --        --          --        --          --        --         --         --
 DISCIPLINED SMALL CAP STOCK
   PORTFOLIO (5/98)+
 Unit Value at beginning of
   period...........................  $     --   $    --    $     --   $    --    $     --   $    --    $    --     $   --
 Unit Value at end of period........        --        --          --        --          --        --         --         --
 Number of units outstanding at end
   of period (thousands)............        --        --          --        --          --        --         --         --
 MFS EMERGING GROWTH PORTFOLIO
   (11/96)
 Unit Value at beginning of
   period...........................  $  1.005   $ 1.005    $  1.000   $ 1.000    $     --   $    --    $    --     $   --
 Unit Value at end of period........     1.204     1.200       1.005     1.005          --        --         --         --
 Number of units outstanding at end
   of period (thousands)............    19,166     4,600       4,790       780          --        --         --         --
 MFS RESEARCH PORTFOLIO (5/98)
 Unit Value at beginning of
   period...........................  $     --   $    --    $     --   $    --    $     --   $    --    $    --     $   --
 Unit Value at end of period........        --        --          --        --          --        --         --         --
 Number of units outstanding at end
   of period (thousands)............        --        --          --        --          --        --         --         --
 STRATEGIC STOCK PORTFOLIO (5/98)+
 Unit Value at beginning of
   period...........................  $     --   $    --    $     --   $    --    $     --   $    --    $    --     $   --
 Unit Value at end of period........        --        --          --        --          --        --         --         --
 Number of units outstanding at end
   of period (thousands)............        --        --          --        --          --        --         --         --

Date shown next to fund's name reflects date money first came into the fund through the Separate Account. The financial statements of Fund BD and the financial statements of The Travelers Insurance Company and subsidiaries are contained in the SAI. Funding options not listed above were not yet available through the Separate Account as of December 31, 2000. "Number of Units outstanding at end of period" may include units for contract owners in the payout phase.

*  Fund's name has changed. Refer to prospectus for new name.

+  Not available to new contract owners after May 1, 1998 in most states.

++ Fund is closed.

                                   APPENDIX B
--------------------------------------------------------------------------------
                        CONDENSED FINANCIAL INFORMATION
                THE TRAVELERS FUND BD II FOR VARIABLE ANNUITIES
                            ACCUMULATION UNIT VALUES

                                            YEAR ENDED               YEAR ENDED            YEAR ENDED            YEAR ENDED
                                         DECEMBER 31, 2000        DECEMBER 31, 1999     DECEMBER 31, 1998     DECEMBER 31, 1997
                                      STANDARD      ENHANCED     STANDARD   ENHANCED   STANDARD   ENHANCED   STANDARD   ENHANCED
--------------------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND
 SMALL CAP PORTFOLIO (5/98)
 Unit Value at beginning of
   period..........................  $     1.038   $     1.033   $ 0.852    $ 0.851    $ 1.000    $ 1.000         --         --
 Unit Value at end of period.......        1.162         1.153     1.038      1.033      0.852      0.851         --         --
 Number of units outstanding at end
   of period (thousands)...........    8,748,382       804,861     4,918        450      1,713        252         --         --
GREENWICH STREET SERIES FUND:
 TOTAL RETURN PORTFOLIO (11/95)*
 Unit Value at beginning of
   period..........................  $     2.240   $     2.208   $ 1.857    $ 1.836    $ 1.790    $ 1.775    $ 1.550    $ 1.541
 Unit Value at end of period.......        2.667         2.622     2.240      2.208      1.857      1.836      1.790      1.775
 Number of units outstanding at end
   of period (thousands)...........   39,497,604     7,852,821    42,818      8,588     42,830      9,425     33,686      5,975
 EQUITY INDEX PORTFOLIO -- CLASS II
   (5/99)
 Unit Value at beginning of
   period..........................  $     1.088   $     1.086   $ 1.000    $ 1.000    $    --    $    --    $    --    $    --
 Unit Value at end of period.......        0.976         0.971     1.088      1.086         --         --         --         --
 Number of units outstanding at end
   of period (thousands)...........    5,833,690        88,601     4,475        157         --         --         --         --
SALOMON BROTHERS VARIABLE SERIES
 FUNDS, INC.
 INVESTORS FUND (5/98)
 Unit Value at beginning of
   period..........................  $     1.119   $     1.114   $ 1.014    $ 1.012    $ 1.000    $ 1.000         --         --
 Unit Value at end of period.......        1.275         1.265     1.119      1.114      1.014      1.012         --         --
 Number of units outstanding at end
   of period (thousands)...........    3,800,664       858,755     2,903        529      1,024        199         --         --
 TOTAL RETURN FUND (5/98)
 Unit Value at beginning of
   period..........................  $     0.994   $     0.989   $ 0.997    $ 0.996    $ 1.000    $ 1.000         --         --
 Unit Value at end of period.......        1.060         1.052     0.994      0.989      0.997      0.996         --         --
 Number of units outstanding at end
   of period (thousands)...........    1,806,837       214,225     1,620        208        761        128         --         --
SMITH BARNEY CONCERT ALLOCATION
 SERIES INC.:
 SELECT HIGH GROWTH PORTFOLIO
   (3/97)+
 Unit Value at beginning of
   period..........................  $     1.558   $     1.546   $ 1.242    $ 1.236    $ 1.090    $ 1.087    $ 1.000    $ 1.000
 Unit Value at end of period.......        1.429         1.414     1.558      1.546      1.242      1.236      1.090      1.087
 Number of units outstanding at end
   of period (thousands)...........    2,672,372       403,429     2,931        447      3,435        622      2,657        391
 SELECT GROWTH PORTFOLIO (3/97)
 Unit Value at beginning of
   period..........................  $     1.421   $     1.410   $ 1.238    $ 1.232    $ 1.099    $ 1.097    $ 1.000    $ 1.000
 Unit Value at end of period.......        1.338         1.323     1.421      1.410      1.238      1.232      1.099      1.097
 Number of units outstanding at end
   of period (thousands)...........    4,479,543     1,580,483     5,037      2,157      5,356      2,329      3,396      1,191

                                                               PERIOD FROM
                                                                 11/8/95
                                         YEAR ENDED        (EFFECTIVE DATE) TO
                                      DECEMBER 31, 1996     DECEMBER 31, 1995
                                     STANDARD   ENHANCED   STANDARD   ENHANCED
-----------------------------------  -----------------------------------------
DREYFUS VARIABLE INVESTMENT FUND
 SMALL CAP PORTFOLIO (5/98)
 Unit Value at beginning of
   period..........................       --         --         --         --
 Unit Value at end of period.......       --         --         --         --
 Number of units outstanding at end
   of period (thousands)...........       --         --         --         --
GREENWICH STREET SERIES FUND:
 TOTAL RETURN PORTFOLIO (11/95)*
 Unit Value at beginning of
   period..........................  $ 1.251    $ 1.247    $ 1.010    $ 1.010
 Unit Value at end of period.......    1.550      1.541      1.251      1.247
 Number of units outstanding at end
   of period (thousands)...........   14,921      2,044        651        149
 EQUITY INDEX PORTFOLIO -- CLASS II
   (5/99)
 Unit Value at beginning of
   period..........................  $    --    $    --    $    --    $    --
 Unit Value at end of period.......       --         --         --         --
 Number of units outstanding at end
   of period (thousands)...........       --         --         --         --
SALOMON BROTHERS VARIABLE SERIES
 FUNDS, INC.
 INVESTORS FUND (5/98)
 Unit Value at beginning of
   period..........................       --         --         --         --
 Unit Value at end of period.......       --         --         --         --
 Number of units outstanding at end
   of period (thousands)...........       --         --         --         --
 TOTAL RETURN FUND (5/98)
 Unit Value at beginning of
   period..........................       --         --         --         --
 Unit Value at end of period.......       --         --         --         --
 Number of units outstanding at end
   of period (thousands)...........       --         --         --         --
SMITH BARNEY CONCERT ALLOCATION
 SERIES INC.:
 SELECT HIGH GROWTH PORTFOLIO
   (3/97)+
 Unit Value at beginning of
   period..........................  $    --    $    --    $    --    $    --
 Unit Value at end of period.......       --         --         --         --
 Number of units outstanding at end
   of period (thousands)...........       --         --         --         --
 SELECT GROWTH PORTFOLIO (3/97)
 Unit Value at beginning of
   period..........................  $    --    $    --    $    --    $    --
 Unit Value at end of period.......       --         --         --         --
 Number of units outstanding at end
   of period (thousands)...........       --         --         --         --

                                   APPENDIX B
--------------------------------------------------------------------------------
                        CONDENSED FINANCIAL INFORMATION
                THE TRAVELERS FUND BD II FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (CONTINUED)

                                            YEAR ENDED               YEAR ENDED            YEAR ENDED            YEAR ENDED
                                         DECEMBER 31, 2000        DECEMBER 31, 1999     DECEMBER 31, 1998     DECEMBER 31, 1997
                                      STANDARD      ENHANCED     STANDARD   ENHANCED   STANDARD   ENHANCED   STANDARD   ENHANCED
--------------------------------------------------------------------------------------------------------------------------------
 SELECT BALANCED PORTFOLIO (3/97)
 Unit Value at beginning of
   period..........................  $     1.258   $     1.248   $ 1.183    $ 1.177    $ 1.093    $ 1.091    $ 1.000    $ 1.000
 Unit Value at end of period.......        1.303         1.290     1.258      1.248      1.183      1.177      1.093      1.091
 Number of units outstanding at end
   of period (thousands)...........    7,372,297     2,325,059     8,078      2,375      7,216      2,594      4,148      1,789
 SELECT CONSERVATIVE PORTFOLIO
   (3/97)++
 Unit Value at beginning of
   period..........................  $     1.196         1.187   $ 1.162    $ 1.156    $ 1.108    $ 1.105    $ 1.000    $ 1.000
 Unit Value at end of period.......        1.235         1.222     1.196      1.187      1.162      1.156      1.108      1.105
 Number of units outstanding at end
   of period (thousands)...........    1,338,717       334,497     1,316        427      1,424        305        863        105
 SELECT INCOME PORTFOLIO (3/97)++
 Unit Value at beginning of
   period..........................  $     1.148   $     1.139   $ 1.154    $ 1.148    $ 1.106    $ 1.104    $ 1.000    $ 1.000
 Unit Value at end of period.......        1.178         1.166     1.148      1.139      1.154      1.148      1.106      1.104
 Number of units outstanding at end
   of period (thousands)...........      812,127        28,712       791         30      1,102         76        364         25
TRAVELERS SERIES FUND INC.
 AIM CAPITAL APPRECIATION PORTFOLIO
   (11/95)
 Unit Value at beginning of
   period..........................  $     1.974   $     1.951   $ 1.397    $ 1.385    $ 1.206    $ 1.198    $ 1.088    $ 1.084
 Unit Value at end of period.......        1.748         1.723     1.974      1.951      1.397      1.385      1.206      1.198
 Number of units outstanding at end
   of period (thousands)...........   58,458,248    10,759,671    59,795     10,758     59,824     11,522     48,942      8,845
 ALLIANCE GROWTH PORTFOLIO (11/95)
 Unit Value at beginning of
   period..........................  $     3.795   $     3.737   $ 2.903    $ 2.867    $ 2.276    $ 2.254    $ 1.785    $ 1.772
 Unit Value at end of period.......        3.068         3.012     3.795      3.737      2.903      2.867      2.276      2.254
 Number of units outstanding at end
   of period (thousands)...........   72,884,231    12,646,207    76,734     13,423     67,640     13,083     47,935      8,482
 INVESCO STRATEGIC INCOME PORTFOLIO
   (FORMERLY G.T. GLOBAL STRATEGIC
   INCOME) (11/95)+
 Unit Value at beginning of
   period..........................  $     1.319   $     1.299   $ 1.359    $ 1.342    $ 1.397    $ 1.383    $ 1.316    $ 1.306
 Unit Value at end of period.......        1.378         1.353     1.319      1.299      1.359      1.342      1.397      1.383
 Number of units outstanding at end
   of period (thousands)...........    4,408,007       733,479     5,149        850      5,481        973      5,016        954
 MFS TOTAL RETURN PORTFOLIO (11/95)
 Unit Value at beginning of
   period..........................  $     1.845   $     1.817   $ 1.819    $ 1.796    $ 1.648    $ 1.632    $ 1.376    $ 1.366
 Unit Value at end of period.......        2.127         2.089     1.845      1.817      1.819      1.796      1.648      1.632
 Number of units outstanding at end
   of period (thousands)...........   55,043,366    10,057,271    64,327     11,574     58,653     11,646     34,928      6,139
 PUTNAM DIVERSIFIED INCOME
   PORTFOLIO (11/95)
 Unit Value at beginning of
   period..........................  $     1.325   $     1.304   $ 1.326    $ 1.309    $ 1.332    $ 1.319    $ 1.252    $ 1.243
 Unit Value at end of period.......        1.304         1.281     1.325      1.304      1.326      1.309      1.332      1.319
 Number of units outstanding at end
   of period (thousands)...........   27,997,652     5,666,775    31,303      7,149     29,566      7,312     19,504      3,953

                                                               PERIOD FROM
                                                                 11/8/95
                                         YEAR ENDED        (EFFECTIVE DATE) TO
                                      DECEMBER 31, 1996     DECEMBER 31, 1995
                                     STANDARD   ENHANCED   STANDARD   ENHANCED
-----------------------------------  -----------------------------------------
 SELECT BALANCED PORTFOLIO (3/97)
 Unit Value at beginning of
   period..........................  $    --    $    --    $    --    $    --
 Unit Value at end of period.......       --         --         --         --
 Number of units outstanding at end
   of period (thousands)...........       --         --         --         --
 SELECT CONSERVATIVE PORTFOLIO
   (3/97)++
 Unit Value at beginning of
   period..........................  $    --    $    --    $    --    $    --
 Unit Value at end of period.......       --         --         --         --
 Number of units outstanding at end
   of period (thousands)...........       --         --         --         --
 SELECT INCOME PORTFOLIO (3/97)++
 Unit Value at beginning of
   period..........................  $    --    $    --    $    --    $    --
 Unit Value at end of period.......       --         --         --         --
 Number of units outstanding at end
   of period (thousands)...........       --         --         --         --
TRAVELERS SERIES FUND INC.
 AIM CAPITAL APPRECIATION PORTFOLIO
   (11/95)
 Unit Value at beginning of
   period..........................  $ 0.958    $ 0.957    $ 1.000    $ 1.000
 Unit Value at end of period.......    1.088      1.084      0.958      0.957
 Number of units outstanding at end
   of period (thousands)...........   29,460      4,246      2,537        908
 ALLIANCE GROWTH PORTFOLIO (11/95)
 Unit Value at beginning of
   period..........................  $ 1.396    $ 1.390    $ 1.047    $ 1.046
 Unit Value at end of period.......    1.785      1.772      1.396      1.390
 Number of units outstanding at end
   of period (thousands)...........   24,031      3,613      1,574        453
 INVESCO STRATEGIC INCOME PORTFOLIO
   (FORMERLY G.T. GLOBAL STRATEGIC
   INCOME) (11/95)+
 Unit Value at beginning of
   period..........................  $ 1.121    $ 1.116    $ 0.945    $ 0.944
 Unit Value at end of period.......    1.316      1.306      1.121      1.116
 Number of units outstanding at end
   of period (thousands)...........    1,833        463         33         80
 MFS TOTAL RETURN PORTFOLIO (11/95)
 Unit Value at beginning of
   period..........................  $ 1.216    $ 1.211    $ 0.979    $ 0.977
 Unit Value at end of period.......    1.376      1.366      1.216      1.211
 Number of units outstanding at end
   of period (thousands)...........   16,651      1,810        913        102
 PUTNAM DIVERSIFIED INCOME
   PORTFOLIO (11/95)
 Unit Value at beginning of
   period..........................  $ 1.170    $ 1.165    $ 1.009    $ 1.007
 Unit Value at end of period.......    1.252      1.243      1.170      1.165
 Number of units outstanding at end
   of period (thousands)...........   10,424      1,461        824        126

                                   APPENDIX B
--------------------------------------------------------------------------------
                        CONDENSED FINANCIAL INFORMATION
                THE TRAVELERS FUND BD II FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (CONTINUED)

                                            YEAR ENDED               YEAR ENDED            YEAR ENDED            YEAR ENDED
                                         DECEMBER 31, 2000        DECEMBER 31, 1999     DECEMBER 31, 1998     DECEMBER 31, 1997
                                      STANDARD      ENHANCED     STANDARD   ENHANCED   STANDARD   ENHANCED   STANDARD   ENHANCED
--------------------------------------------------------------------------------------------------------------------------------
 SMITH BARNEY HIGH INCOME PORTFOLIO
   (11/95)
 Unit Value at beginning of
   period..........................  $     1.472   $     1.450   $ 1.452    $ 1.434    $ 1.463    $ 1.448    $ 1.300    $ 1.291
 Unit Value at end of period.......        1.338         1.314     1.472      1.450      1.452      1.434      1.463      1.448
 Number of units outstanding at end
   of period (thousands)...........   25,994,496     3,605,110    30,633      4,266     31,054      4,740     21,213      2,640
 SMITH BARNEY INTERNATIONAL EQUITY
   PORTFOLIO (11/95)*
 Unit Value at beginning of
   period..........................  $     2.164   $     2.131   $ 1.305    $ 1.289    $ 1.240    $ 1.228    $ 1.222    $ 1.213
 Unit Value at end of period.......        1.630         1.601     2.164      2.131      1.305      1.289      1.240      1.228
 Number of units outstanding at end
   of period (thousands)...........   39,840,894     5,396,144    40,313      5,907     38,529      6,199     31,311      4,872
 SMITH BARNEY LARGE CAPITALIZATION
   GROWTH (5/98)
 Unit Value at beginning of
   period..........................  $     1.599   $     1.592   $ 1.237    $ 1.234    $ 1.000    $ 1.000    $    --    $    --
 Unit Value at end of period.......        1.471         1.460     1.599      1.592      1.237      1.234         --         --
 Number of units outstanding at end
   of period (thousands)...........   48,151,480     4,219,549    46,288      3,491     12,176      1,447         --         --
 SMITH BARNEY LARGE CAP VALUE
   PORTFOLIO (11/95)
   (formerly Smith Barney Income
     and Growth Portfolio)
 Unit Value at beginning of
   period..........................  $     2.053   $     2.022   $ 2.076    $ 2.050    $ 1.913    $ 1.894    $ 1.528    $ 1.517
 Unit Value at end of period.......        2.296         2.254     2.053      2.022      2.076      2.050      1.913      1.894
 Number of units outstanding at end
   of period (thousands)...........   41,043,899     7,279,634    45,773      8,114     40,967      8,249     27,117      4,645
 SMITH BARNEY MONEY MARKET
   PORTFOLIO (11/95)
 Unit Value at beginning of
   period..........................  $     1.226   $     1.207   $ 1.184    $ 1.169    $ 1.140    $ 1.129    $ 1.098    $ 1.090
 Unit Value at end of period.......        1.285         1.262     1.226      1.207      1.184      1.169      1.140      1.129
 Number of units outstanding at end
   of period (thousands)...........   45,585,702     3,371,813    48,631      5,841     41,370      6,024     25,661      2,417
 SMITH BARNEY PACIFIC BASIN
   PORTFOLIO (11/95)
 Unit Value at beginning of
   period..........................  $     1.435   $     1.413   $ 0.742    $ 0.733    $ 0.700    $ 0.693    $ 0.983    $ 0.977
 Unit Value at end of period.......        0.666         0.654     1.435      1.413      0.742      0.733      0.700      0.693
 Number of units outstanding at end
   of period (thousands)...........    6,296,388       923,579     9,217        967      5,083      1,023      5,124        862
 TRAVELERS MANAGED INCOME PORTFOLIO
   (11/95)
 Unit Value at beginning of
   period..........................  $     1.306   $     1.286   $ 1.309    $ 1.293    $ 1.261    $ 1.248    $ 1.163    $ 1.154
 Unit Value at end of period.......        1.392         1.367     1.306      1.286      1.309      1.293      1.261      1.248
 Number of units outstanding at end
   of period (thousands)...........   18,462,380     2,585,253    20,425      2,551     11,544      2,823      4,489      1,001

                                                               PERIOD FROM
                                                                 11/8/95
                                         YEAR ENDED        (EFFECTIVE DATE) TO
                                      DECEMBER 31, 1996     DECEMBER 31, 1995
                                     STANDARD   ENHANCED   STANDARD   ENHANCED
-----------------------------------  -----------------------------------------
 SMITH BARNEY HIGH INCOME PORTFOLIO
   (11/95)
 Unit Value at beginning of
   period..........................  $ 1.162    $ 1.157    $ 0.988    $ 0.986
 Unit Value at end of period.......    1.300      1.291      1.162      1.157
 Number of units outstanding at end
   of period (thousands)...........    7,719        970        243        332
 SMITH BARNEY INTERNATIONAL EQUITY
   PORTFOLIO (11/95)*
 Unit Value at beginning of
   period..........................  $ 1.050    $ 1.046    $ 0.955    $ 0.954
 Unit Value at end of period.......    1.222      1.213      1.050      1.046
 Number of units outstanding at end
   of period (thousands)...........   16,855      2,010        556        201
 SMITH BARNEY LARGE CAPITALIZATION
   GROWTH (5/98)
 Unit Value at beginning of
   period..........................  $    --    $    --    $    --    $    --
 Unit Value at end of period.......       --         --         --         --
 Number of units outstanding at end
   of period (thousands)...........       --         --         --         --
 SMITH BARNEY LARGE CAP VALUE
   PORTFOLIO (11/95)
   (formerly Smith Barney Income
     and Growth Portfolio)
 Unit Value at beginning of
   period..........................  $ 1.291    $ 1.285    $ 0.981    $ 0.980
 Unit Value at end of period.......    1.528      1.517      1.291      1.285
 Number of units outstanding at end
   of period (thousands)...........   11,906      1,606        596        146
 SMITH BARNEY MONEY MARKET
   PORTFOLIO (11/95)
 Unit Value at beginning of
   period..........................  $ 1.058    $ 1.054    $ 1.016    $ 1.014
 Unit Value at end of period.......    1.098      1.090      1.058      1.054
 Number of units outstanding at end
   of period (thousands)...........   22,962      2,362      2,374        820
 SMITH BARNEY PACIFIC BASIN
   PORTFOLIO (11/95)
 Unit Value at beginning of
   period..........................  $ 0.910    $ 0.906    $ 0.899    $ 0.898
 Unit Value at end of period.......    0.983      0.977      0.910      0.906
 Number of units outstanding at end
   of period (thousands)...........    2,755        467         37         20
 TRAVELERS MANAGED INCOME PORTFOLIO
   (11/95)
 Unit Value at beginning of
   period..........................  $ 1.142    $ 1.137    $ 0.997    $ 0.995
 Unit Value at end of period.......    1.163      1.154      1.142      1.137
 Number of units outstanding at end
   of period (thousands)...........    2,636        266        226         90

                                   APPENDIX B
--------------------------------------------------------------------------------
                        CONDENSED FINANCIAL INFORMATION
                THE TRAVELERS FUND BD II FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (CONTINUED)

                                            YEAR ENDED               YEAR ENDED            YEAR ENDED            YEAR ENDED
                                         DECEMBER 31, 2000        DECEMBER 31, 1999     DECEMBER 31, 1998     DECEMBER 31, 1997
                                      STANDARD      ENHANCED     STANDARD   ENHANCED   STANDARD   ENHANCED   STANDARD   ENHANCED
--------------------------------------------------------------------------------------------------------------------------------
 VAN KAMPEN ENTERPRISE PORTFOLIO
   (11/95)
 Unit Value at beginning of
   period..........................  $     3.238   $     3.188   $ 2.601    $ 2.568    $ 2.103    $ 2.083    $ 1.655    $ 1.643
 Unit Value at end of period.......        2.731         2.682     3.238      3.188      2.601      2.568      2.103      2.083
 Number of units outstanding at end
   of period (thousands)...........   37,059,764     6,225,353    39,297      6,615     35,644      6,741     24,635      4,385
TRAVELERS SERIES TRUST:
 CONVERTIBLE BOND PORTFOLIO (5/98)
 Unit Value at beginning of
   period..........................  $     1.175   $     1.169   $ 1.001    $ 0.999    $ 1.000    $ 1.000    $    --    $    --
 Unit Value at end of period.......        1.306         1.297     1.175      1.169      1.001      0.999         --         --
 Number of units outstanding at end
   of period (thousands)...........    2,705,833       425,068     1,597        429        418         22         --         --
 DISCIPLINED MID CAP STOCK
   PORTFOLIO (5/98)
 Unit Value at beginning of
   period..........................  $     1.194   $     1.188   $ 1.064    $ 1.063    $ 1.000    $ 1.000    $    --    $    --
 Unit Value at end of period.......        1.376         1.366     1.194      1.188      1.064      1.063         --         --
 Number of units outstanding at end
   of period (thousands)...........    7,288,284       833,708     3,984        256        550         28         --         --
 DISCIPLINED SMALL CAP STOCK
   PORTFOLIO (5/98)+
 Unit Value at beginning of
   period..........................  $     1.066   $     1.061   $ 0.896    $ 0.894    $ 1.000    $ 1.000    $    --    $    --
 Unit Value at end of period.......        1.076         1.068     1.066      1.061      0.896      0.894         --         --
 Number of units outstanding at end
   of period (thousands)...........    1,550,746       181,191     1,074         87        365         17         --         --
 MFS EMERGING GROWTH PORTFOLIO
   (11/96)
 Unit Value at beginning of
   period..........................  $     2.793   $     2.769   $ 1.599    $ 1.589    $ 1.204    $ 1.200    $ 1.005    $ 1.005
 Unit Value at end of period.......        2.205         2.180     2.793      2.769      1.599      1.589      1.204      1.200
 Number of units outstanding at end
   of period (thousands)...........   38,334,239     7,629,810    38,199      7,825     29,937      7,522     17,295      4,256
 MFS RESEARCH PORTFOLIO (5/98)
 Unit Value at beginning of
   period..........................  $     1.267   $     1.261   $ 1.037    $ 1.035    $ 1.000    $ 1.000    $    --    $    --
 Unit Value at end of period.......        1.183         1.174     1.267      1.261      1.037      1.035         --         --
 Number of units outstanding at end
   of period (thousands)...........    8,594,088     1,788,003     7,721      1,495      3,295      1,243         --         --
 STRATEGIC STOCK PORTFOLIO (5/98)
 Unit Value at beginning of
   period..........................  $     0.971   $     0.966   $ 0.936    $ 0.934    $ 1.000    $ 1.000    $    --    $    --
 Unit Value at end of period.......        1.057         1.050     0.971      0.966      0.936      0.934         --         --
 Number of units outstanding at end
   of period (thousands)...........    3,018,348        55,440     3,336         80      3,336         44         --         --

                                                               PERIOD FROM
                                                                 11/8/95
                                         YEAR ENDED        (EFFECTIVE DATE) TO
                                      DECEMBER 31, 1996     DECEMBER 31, 1995
                                     STANDARD   ENHANCED   STANDARD   ENHANCED
-----------------------------------  -----------------------------------------
 VAN KAMPEN ENTERPRISE PORTFOLIO
   (11/95)
 Unit Value at beginning of
   period..........................  $ 1.362    $ 1.356    $ 1.039    $ 1.037
 Unit Value at end of period.......    1.655      1.643      1.362      1.356
 Number of units outstanding at end
   of period (thousands)...........   11,360      1,644        765        329
TRAVELERS SERIES TRUST:
 CONVERTIBLE BOND PORTFOLIO (5/98)
 Unit Value at beginning of
   period..........................  $    --    $    --    $    --    $    --
 Unit Value at end of period.......       --         --         --         --
 Number of units outstanding at end
   of period (thousands)...........       --         --         --         --
 DISCIPLINED MID CAP STOCK
   PORTFOLIO (5/98)
 Unit Value at beginning of
   period..........................  $    --    $    --    $    --    $    --
 Unit Value at end of period.......       --         --         --         --
 Number of units outstanding at end
   of period (thousands)...........       --         --         --         --
 DISCIPLINED SMALL CAP STOCK
   PORTFOLIO (5/98)+
 Unit Value at beginning of
   period..........................  $    --    $    --    $    --    $    --
 Unit Value at end of period.......       --         --         --         --
 Number of units outstanding at end
   of period (thousands)...........       --         --         --         --
 MFS EMERGING GROWTH PORTFOLIO
   (11/96)
 Unit Value at beginning of
   period..........................  $ 1.000    $ 1.000    $    --    $    --
 Unit Value at end of period.......    1.005      1.005         --         --
 Number of units outstanding at end
   of period (thousands)...........    2,506        466         --         --
 MFS RESEARCH PORTFOLIO (5/98)
 Unit Value at beginning of
   period..........................  $    --    $    --    $    --    $    --
 Unit Value at end of period.......       --         --         --         --
 Number of units outstanding at end
   of period (thousands)...........       --         --         --         --
 STRATEGIC STOCK PORTFOLIO (5/98)
 Unit Value at beginning of
   period..........................  $    --    $    --    $    --    $    --
 Unit Value at end of period.......       --         --         --         --
 Number of units outstanding at end
   of period (thousands)...........       --         --         --         --

The date shown next to each fund's name reflects the date money first came into the fund through the Separate Account. Funds not listed had no money allocated to them as of December 31, 2000. The financial statements of Fund BD II and The Travelers Life and Annuity Company are contained in the SAI.

*  Fund's name has changed. Refer to the prospectus for the new name.

+  No longer available to new contract owners.

++ Fund is closed.

                                   APPENDIX C
--------------------------------------------------------------------------------

                               THE FIXED ACCOUNT

The Fixed Account is part of the Company's general account assets. These general account assets include all assets of the Company other than those held in the separate accounts sponsored by the Company or its affiliates.

The staff of the SEC does not generally review the disclosure in the prospectus relating to the Fixed Account. Disclosure regarding the Fixed Account and the general account may, however, be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in the prospectus.

Under the Fixed Account, the Company assumes the risk of investment gain or loss, guarantees a specified interest rate, and guarantees a specified periodic annuity payment. The investment gain or loss of the Separate Account or any of the funding options does not affect the Fixed Account contract value, or the dollar amount of fixed annuity payments made under any payout option.

We guarantee that, at any time, the Fixed Account contract value will not be less than the amount of the purchase payments allocated to the Fixed Account, plus interest credited as described below, less any applicable premium taxes or prior withdrawals.

Purchase payments allocated to the Fixed Account and any transfers made to the Fixed Account become part of the Company's general account which supports insurance and annuity obligations. Neither the general account nor any interest therein is registered under, nor subject to the provisions of, the Securities Act of 1933 or Investment Company Act of 1940. We will invest the assets of the Fixed Account at our discretion. Investment income from such Fixed Account assets will be allocated to us and to the Contracts participating in the Fixed Account.

Investment income from the Fixed Account allocated to us includes compensation for mortality and expense risks borne by us in connection with Fixed Account Contracts. The amount of such investment income allocated to the Contracts will vary from year to year in our sole discretion at such rate or rates as we prospectively declare from time to time.

We guarantee the initial rate for any allocations into the Fixed Account for one year from the date of such allocation. We guarantee subsequent renewal rates for the calendar quarter. We also guarantee that for the life of the Contract we will credit interest at not less than 3% per year. We will determine any interest we credit to amounts allocated to the Fixed Account in excess of 3% per year in our sole discretion. You assume the risk that interest credited to the Fixed Account may not exceed the minimum guarantee of 3% for any given year.

TRANSFERS

You may make transfers from the Fixed Account to any other available variable funding option(s) twice a year during the 30 days following the semiannual anniversary of the contract effective date. We limit transfers to an amount of up to 15% of the Fixed Account contract value on the semiannual contract effective date anniversary. (This restriction does not apply to transfers under the Dollar Cost Averaging Program.) Amounts previously transferred from the Fixed Account to variable funding options may not be transferred back to the Fixed Account for a period of at least six months from the date of transfer. We reserve the right to waive either of these restrictions.

Automated transfers from the Fixed Account to any of the variable funding options may begin at any time. Automated transfers from the Fixed Account may not deplete your Fixed Account value in a period of less than twelve months from your enrollment in the Dollar Cost Averaging Program.

                      THIS PAGE INTENTIONALLY LEFT BLANK.

                                   APPENDIX D
--------------------------------------------------------------------------------

              CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information contains more specific information and financial statements relating to The Travelers Insurance Company or The Travelers Life and Annuity Company. A list of the contents of the Statement of Additional Information is set forth below:

        The Insurance Company
        Principal Underwriter
        Distribution and Principal Underwriting Agreement
        Valuation of Assets
        Performance Information
        Federal Tax Considerations
        Independent Accountants
        Financial Statements
--------------------------------------------------------------------------------
Copies of the Statement of Additional Information dated May 1, 2001 are available without charge. To request a copy, please clip this coupon on the dotted line above, enter your name and address in the spaces provided below, and mail to: The Travelers Life and Annuity Company, Annuity Investor Services, One Tower Square, Hartford, Connecticut 06183. The Travelers Insurance Company Statement of Additional Information is printed on Form L-12253S, and The Travelers Life and Annuity Statement of Additional Information is printed on Form L-12540S.

Name:

 ___________________________________

Address:

 ___________________________________

 ___________________________________

                      THIS PAGE INTENTIONALLY LEFT BLANK.

L-12253                                                              May 1, 2001

                                     PART B

          Information Required in a Statement of Additional Information

                                     VINTAGE

                       STATEMENT OF ADDITIONAL INFORMATION

                                      dated

                                   May 1, 2001

                                       for

                  THE TRAVELERS FUND BD FOR VARIABLE ANNUITIES

                                    ISSUED BY

                         THE TRAVELERS INSURANCE COMPANY

This Statement of Additional Information ("SAI") is not a prospectus but relates to, and should be read in conjunction with, the Individual Variable Annuity Contract Prospectus dated May 1, 2001. A copy of the Prospectus may be obtained by writing to The Travelers Insurance Company, Annuity Investor Services, One Tower Square, Hartford, Connecticut 06183-9061, or by calling 1-800-842-8573 or by accessing the Securities and Exchange Commission's website at http://www.sec.gov.


                                TABLE OF CONTENTS

THE INSURANCE COMPANY .............................................        2

PRINCIPAL UNDERWRITER .............................................        2

DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT .................        2

VALUATION OF ASSETS ...............................................        2

PERFORMANCE INFORMATION ...........................................        3

FEDERAL TAX CONSIDERATIONS ........................................        7

INDEPENDENT ACCOUNTANTS ...........................................        10

FINANCIAL STATEMENTS ..............................................        F-1

                              THE INSURANCE COMPANY

         The Travelers Insurance Company (the "Company"), is a stock insurance company chartered in 1864 in Connecticut and continuously engaged in the insurance business since that time. The Company is licensed to conduct a life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands, and the Bahamas. The Company's Home Office is located at One Tower Square, Hartford, Connecticut 06183, and its telephone number is (860) 277-0111.

         The Company is a wholly owned subsidiary of The Travelers Insurance Group Inc., an indirect, wholly owned subsidiary of Citigroup Inc. ("Citigroup"), a diversified holding company whose businesses provide a broad range of financial services to consumer and corporate customers around the world. Citigroup's activities are conducted through the Global Consumer, Global Corporate and Investment Bank, Global Investment Management and Private Banking, and Investment Activities segments.

STATE REGULATION. The Company is subject to the laws of the state of Connecticut governing insurance companies and to regulation by the Insurance Commissioner of the state of Connecticut (the "Commissioner"). An annual statement covering the operations of the Company for the preceding year, as well as its financial conditions as of December 31 of such year, must be filed with the Commissioner in a prescribed format on or before March 1 of each year. The Company's books and assets are subject to review or examination by the Commissioner or his agents at all times, and a full examination of its operations is conducted at least once every four years.

         The Company is also subject to the insurance laws and regulations of all other states in which it is licensed to operate. However, the insurance departments of each of these states generally apply the laws of the home state (jurisdiction of domicile) in determining the field of permissible investments.

THE SEPARATE ACCOUNT. Fund BD meets the definition of a separate account under the federal securities laws, and will comply with the provisions of the 1940 Act. Additionally, the operations of Fund BD are subject to the provisions of
Section 38a-433 of the Connecticut General Statutes which authorizes the Commissioner to adopt regulations under it. Section 38a-433 contains no restrictions on the investments of the Separate Account, and the Commissioner has adopted no regulations under the Section that affect the Separate Account.


                              PRINCIPAL UNDERWRITER

         Travelers Distribution LLC ("TDLLC") serves as principal underwriter for Fund BD and the Contracts. The offering is continuous. TDLLC's principal executive offices are located at One Tower Square, Hartford, Connecticut. TDLLC is affiliated with the Company and Fund BD.


                DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT

         Under the terms of the Distribution and Principal Underwriting Agreement among Fund BD, TDLLC and the Company, TDLLC acts as agent for the distribution of the Contracts and as principal underwriter for the Contracts. The Company reimburses TDLLC for certain sales and overhead expenses connected with sales functions.


                               VALUATION OF ASSETS

FUNDING OPTIONS: The value of the assets of each Funding Option is determined at 4:00 p.m. eastern time on each business day, unless we need to close earlier due to an emergency. A business day is any day the New York Stock Exchange is open. Each security traded on a national securities exchange is valued at the last reported sale price on the business day. If there has been no sale on that day, then the value of the security is taken to be the mean between the reported bid and asked prices on the business day or on the basis of quotations received from a reputable broker or any other recognized source.

         Any security not traded on a securities exchange but traded in the over-the-counter-market and for which market quotations are readily available is valued at the mean between the quoted bid and asked prices on the business day or on the basis of quotations received from a reputable broker or any other recognized source.

         Securities traded on the over-the-counter-market and listed securities with no reported sales are valued at the mean between the last reported bid and asked prices or on the basis of quotations received from a reputable broker or other recognized source.

         Short-term investments for which a quoted market price is available are valued at market. Short-term investments maturing in more than sixty days for which there is no reliable quoted market price are valued by "marking to market" (computing a market value based upon quotations from dealers or issuers for securities of a similar type, quality and maturity.) "Marking to market" takes into account unrealized appreciation or depreciation due to changes in interest rates or other factors which would influence the current fair values of such securities. Short-term investments maturing in sixty days or less for which there is no reliable quoted market price are valued at amortized cost which approximates market.

THE CONTRACT VALUE: The value of an Accumulation Unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is used to measure the investment performance of a Funding Option from one valuation period to the next. The net investment factor for a Funding Option for any valuation period is equal to the sum of 1.000000 plus the net investment rate (the gross investment rate less any applicable Funding Option deductions during the valuation period relating to the mortality and expense risk charge and the administrative expense charge). The gross investment rate of a Funding Option is equal to (a) minus (b), divided by (c) where:

     (a) = investment income plus capital gains and losses (whether realized or unrealized);
     (b) = any deduction for applicable taxes (presently zero); and
     (c) = the value of the assets of the funding option at the beginning of the valuation period.

         The gross investment rate may be either positive or negative. A Funding Option's investment income includes any distribution whose ex-dividend date occurs during the valuation period.

ACCUMULATION UNIT VALUE. The value of the accumulation unit for each Funding Option was initially established at $1.00. The value of an accumulation unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is calculated for each Funding Option and takes into account the investment performance, expenses and the deduction of certain expenses.

ANNUITY UNIT VALUE. The initial Annuity Unit Value applicable to each Funding Option was established at $1.00. An Annuity Unit Value as of any business day is equal to (a) the value of the Annuity Unit on the preceding business day, multiplied by (b) the corresponding net investment factor for the business day just ended, divided by (c) the assumed net investment factor for the valuation period. (For example, the assumed net investment factor based on an annual assumed net investment rate of 3.0% for a valuation period of one day is
1.000081 and, for a period of two days, is 1.000081 x 1.000081.)


                             PERFORMANCE INFORMATION

         From time to time, the Company may advertise several types of historical performance for the Funding Options of Fund BD. The Company may advertise the "standardized average annual total returns" of the Funding Options, calculated in a manner prescribed by the Securities and Exchange Commission, as well as the "nonstandardized total returns," as described below:

         STANDARDIZED METHOD. Quotations of average annual total returns are computed according to a formula in which a hypothetical initial investment of $1,000 is applied to the Funding Option, and then related to ending redeemable values over one-, five- and ten-year periods, or for a period covering the time during which the Funding Option has been in existence, if less. If a Funding Option has been in existence for less than one year, the "since inception" total return performance quotations are year-to-date and are not average annual total returns. These quotations reflect the deduction of all recurring charges during each period (on a pro rata basis in the case of fractional periods). The deduction for the annual contract administrative charge is converted to a percentage of assets based on the actual fee collected, divided by the average net assets for contract sold under the Prospectus to which this SAI relates. Each quotation assumes a total redemption at the end of each period with the assessment of any applicable withdrawal charge at that time.

         NONSTANDARDIZED METHOD. Nonstandardized "total returns" will be calculated in a similar manner based on the performance of the Funding Options over a period of time, usually for the calendar year-to-date, and for the past one-, three-, five- and ten-year periods. Nonstandardized total returns will not reflect the deduction of the annual contract administrative charge, which, if reflected, would decrease the level of performance shown. The withdrawal charge is not reflected because the Contract is designed for long-term investment.

         For Funding Options that were in existence prior to the date they became available under Fund BD, the nonstandardized average annual total return quotations will reflect the investment performance that such Funding Options would have achieved (reduced by the applicable charges) had they been held under the Contract for the period quoted. The total return quotations are based upon historical earnings and are not necessarily representative of future performance.

         Average annual total returns for each of the Funding Options available under Fund BD computed according to the standardized and nonstandardized methods for the period ending December 31, 2000 are set forth in the following tables.

                                TRAVELERS VINTAGE
                 STANDARDIZED PERFORMANCE UPDATE AS OF 12/31/00

                                                                              Standard Death Benefit Option
                                                       ---------------------------------------------------------------------------
                                                       Inception Date       YTD       1 Year      3 Years    5 Years      Since
                                                                                                                        Inception
----------------------------------------------------------------------------------------------------------------------------------
STOCK ACCOUNTS:
----------------------------------------------------------------------------------------------------------------------------------
AIM Capital Appreciation Portfolio                      10/10/1995       -11.44%     -11.44%      13.17%     12.77%      11.27%
----------------------------------------------------------------------------------------------------------------------------------
Alliance Growth Portfolio                                6/20/1994       -19.17%     -19.17%      10.45%     17.04%      18.70%
----------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF Small Cap Portfolio                          8/31/1990        12.00%      12.00%       8.91%     11.42%      31.69%
----------------------------------------------------------------------------------------------------------------------------------
Equity Index Portfolio - Class  II*                     11/30/1991       -10.37%     -10.37%      10.73%     16.91%      16.04%
----------------------------------------------------------------------------------------------------------------------------------
MFS Emerging Growth Portfolio                            8/30/1996       -21.06%     -21.06%      22.32%      -          21.37%
----------------------------------------------------------------------------------------------------------------------------------
MFS Research Portfolio                                   3/23/1998        -6.67%      -6.67%       -          -           6.71%
----------------------------------------------------------------------------------------------------------------------------------
Salomon Brothers Variable Investors Fund                 2/17/1998        13.91%      13.91%       -          -          11.75%
----------------------------------------------------------------------------------------------------------------------------------
Smith Barney International Equity Portfolio              6/20/1994       -24.68%     -24.68%       9.53%      9.18%       7.76%
----------------------------------------------------------------------------------------------------------------------------------
Smith Barney Large Cap Growth Portfolio                   5/1/1998        -8.03%      -8.03%       -          -          15.54%
----------------------------------------------------------------------------------------------------------------------------------
Smith Barney Large Cap Value Portfolio                   6/20/1994        11.80%      11.80%       6.27%     12.19%      13.55%
----------------------------------------------------------------------------------------------------------------------------------
Smith Barney Pacific Basin Portfolio                     6/21/1994       -53.58%     -53.58%      -1.61%     -6.04%      -6.02%
----------------------------------------------------------------------------------------------------------------------------------
Smith Barney Total Return Portfolio                      12/3/1993        19.08%      19.08%      14.20%     16.34%      16.03%
----------------------------------------------------------------------------------------------------------------------------------
Strategic Stock Portfolio                                 5/1/1998         8.94%       8.94%       -          -           2.11%
----------------------------------------------------------------------------------------------------------------------------------
Travelers Disciplined Mid Cap Stock Portfolio             4/1/1997        15.27%      15.27%      14.30%      -          20.13%
----------------------------------------------------------------------------------------------------------------------------------
Travelers Disciplined Small Cap Stock Portfolio           5/1/1998         0.92%       0.92%       -          -           2.22%
----------------------------------------------------------------------------------------------------------------------------------
Van Kampen Enterprise Portfolio                          6/21/1994       -15.64%     -15.64%       9.09%     14.91%      16.62%
----------------------------------------------------------------------------------------------------------------------------------
BOND ACCOUNTS:
----------------------------------------------------------------------------------------------------------------------------------
Putnam Diversified Income Portfolio                      6/20/1994        -1.54%      -1.54%      -0.70%      2.19%       4.15%
----------------------------------------------------------------------------------------------------------------------------------
Salomon Brothers Global High Yield Portfolio             6/21/1994         4.43%       4.43%      -0.45%      4.21%       5.03%
----------------------------------------------------------------------------------------------------------------------------------
Smith Barney High Income Portfolio                       6/22/1994        -9.11%      -9.11%      -2.92%      2.85%       4.56%
----------------------------------------------------------------------------------------------------------------------------------
Travelers Convertible Bond Portfolio                      5/1/1998        11.21%      11.21%       -          -          10.52%
----------------------------------------------------------------------------------------------------------------------------------
Travelers Managed Income Portfolio                       6/28/1994         6.64%       6.64%       3.36%      4.04%       5.21%
----------------------------------------------------------------------------------------------------------------------------------
BALANCED ACCOUNTS:
----------------------------------------------------------------------------------------------------------------------------------
MFS Total Return Portfolio                               6/20/1994        15.29%      15.29%       8.87%     11.82%      12.24%
----------------------------------------------------------------------------------------------------------------------------------
Salomon Brothers Variable Total Return Fund              2/17/1998         6.66%       6.66%       -          -           3.74%
----------------------------------------------------------------------------------------------------------------------------------
Smith Barney Concert Select Balanced Portfolio           3/10/1997         3.62%       3.62%       6.04%      -           7.20%
----------------------------------------------------------------------------------------------------------------------------------
Smith Barney Concert Select Growth Portfolio             3/11/1997        -5.88%      -5.88%       6.76%      -           7.93%
----------------------------------------------------------------------------------------------------------------------------------
MONEY MARKET ACCOUNTS:
----------------------------------------------------------------------------------------------------------------------------------
Smith Barney Money Market Portfolio                      6/20/1994         4.83%       4.83%       4.06%      3.95%       3.91%
----------------------------------------------------------------------------------------------------------------------------------
Smith Barney Money Market Portfolio - 7 Day Yield                          5.03%

This yield quotation more closely
reflects the current earnings of this
fund.
----------------------------------------------------------------------------------------------------------------------------------

                                                                                 Enhanced Death Benefit Option+
                                                           -------------------------------------------------------------------
                                                              YTD          1 Year       3 Years         5 Years       Since
                                                                                                                    Inception
------------------------------------------------------------------------------------------------------------------------------
STOCK ACCOUNTS:
------------------------------------------------------------------------------------------------------------------------------
AIM Capital Appreciation Portfolio                         -11.68%        -11.68%        12.85%         12.46%        10.96%
------------------------------------------------------------------------------------------------------------------------------
Alliance Growth Portfolio                                  -19.40%        -19.40%        10.14%         16.71%        18.37%
------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF Small Cap Portfolio                             11.69%         11.69%         8.60%         11.11%        31.33%
------------------------------------------------------------------------------------------------------------------------------
Equity Index Portfolio - Class  II*                        -10.62%        -10.62%        10.42%         16.59%        15.72%
------------------------------------------------------------------------------------------------------------------------------
MFS Emerging Growth Portfolio                              -21.28%        -21.28%        21.98%          -            21.03%
------------------------------------------------------------------------------------------------------------------------------
MFS Research Portfolio                                      -6.93%         -6.93%         -              -             6.41%
------------------------------------------------------------------------------------------------------------------------------
Salomon Brothers Variable Investors Fund                    13.59%         13.59%         -              -            11.44%
------------------------------------------------------------------------------------------------------------------------------
Smith Barney International Equity Portfolio                -24.89%        -24.89%         9.23%          8.88%         7.46%
------------------------------------------------------------------------------------------------------------------------------
Smith Barney Large Cap Growth Portfolio                     -8.29%         -8.29%         -              -            15.22%
------------------------------------------------------------------------------------------------------------------------------
Smith Barney Large Cap Value Portfolio                      11.49%         11.49%         5.97%         11.87%        13.24%
------------------------------------------------------------------------------------------------------------------------------
Smith Barney Pacific Basin Portfolio                       -53.71%        -53.71%        -1.88%         -6.30%        -6.29%
------------------------------------------------------------------------------------------------------------------------------
Smith Barney Total Return Portfolio                         18.75%         18.75%        13.88%         16.01%        15.80%
------------------------------------------------------------------------------------------------------------------------------
Strategic Stock Portfolio                                    8.64%          8.64%         -              -             1.83%
------------------------------------------------------------------------------------------------------------------------------
Travelers Disciplined Mid Cap Stock Portfolio               14.94%         14.94%        13.98%          -            19.79%
------------------------------------------------------------------------------------------------------------------------------
Travelers Disciplined Small Cap Stock Portfolio              0.64%          0.64%         -              -             1.93%
------------------------------------------------------------------------------------------------------------------------------
Van Kampen Enterprise Portfolio                            -15.88%        -15.88%         8.79%         14.59%        16.30%
------------------------------------------------------------------------------------------------------------------------------
BOND ACCOUNTS:
------------------------------------------------------------------------------------------------------------------------------
Putnam Diversified Income Portfolio                         -1.81%         -1.81%        -0.98%          1.91%         3.86%
------------------------------------------------------------------------------------------------------------------------------
Salomon Brothers Global High Yield Portfolio                 4.14%          4.14%        -0.73%          3.92%         4.74%
------------------------------------------------------------------------------------------------------------------------------
Smith Barney High Income Portfolio                          -9.37%         -9.37%        -3.19%          2.57%         4.27%
------------------------------------------------------------------------------------------------------------------------------
Travelers Convertible Bond Portfolio                        10.91%         10.91%         -              -            10.22%
------------------------------------------------------------------------------------------------------------------------------
Travelers Managed Income Portfolio                           6.34%          6.34%         3.07%          3.75%         4.92%
------------------------------------------------------------------------------------------------------------------------------
BALANCED ACCOUNTS:
------------------------------------------------------------------------------------------------------------------------------
MFS Total Return Portfolio                                  14.97%         14.97%         8.57%         11.51%        11.93%
------------------------------------------------------------------------------------------------------------------------------
Salomon Brothers Variable Total Return Fund                  6.36%          6.36%         -              -             3.45%
------------------------------------------------------------------------------------------------------------------------------
Smith Barney Concert Select Balanced Portfolio               3.33%          3.33%         5.74%          -             6.90%
------------------------------------------------------------------------------------------------------------------------------
Smith Barney Concert Select Growth Portfolio                -6.14%         -6.14%         6.46%          -             7.63%
------------------------------------------------------------------------------------------------------------------------------
MONEY MARKET ACCOUNTS:
------------------------------------------------------------------------------------------------------------------------------
Smith Barney Money Market Portfolio                          4.54%          4.54%         3.77%          3.66%         3.62%
------------------------------------------------------------------------------------------------------------------------------
Smith Barney Money Market Portfolio - 7 Day Yield            4.73%

This yield quotation more closely
reflects the current earnings of this
fund.
------------------------------------------------------------------------------------------------------------------------------


The inception date is the date that the underlying fund commenced operations. *These funds offer multiple classes of shares. The performance above may reflect the fees and performance of another class of the same fund for periods before the current class existed. If the current class's 12b-1 fee and other expenses were higher, the performance shown would be lower. They may not be available in every jurisdiction.

                                TRAVELERS VINTAGE
                NONSTANDARDIZED PERFORMANCE UPDATE AS OF 12/31/00


                                                                                  Standard Death Benefit Option
                                                       ---------------------------------------------------------------------------
                                                        Inception        YTD        1 Year       3 Years      5 Years      Since
                                                          Date                                                           Inception
----------------------------------------------------------------------------------------------------------------------------------
STOCK ACCOUNTS:
----------------------------------------------------------------------------------------------------------------------------------
AIM Capital Appreciation Portfolio                     10/10/1995      -11.44%      -11.44%       13.17%      12.77%       11.27%
----------------------------------------------------------------------------------------------------------------------------------
Alliance Growth Portfolio                               6/20/1994      -19.17%      -19.17%       10.45%      17.04%       18.70%
----------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF Small Cap Portfolio                         8/31/1990       12.00%       12.00%        8.91%      11.42%       31.69%
----------------------------------------------------------------------------------------------------------------------------------
Equity Index Portfolio - Class  II*                    11/30/1991      -10.37%      -10.37%       10.73%      16.91%       16.04%
----------------------------------------------------------------------------------------------------------------------------------
MFS Emerging Growth Portfolio                           8/30/1996      -21.06%      -21.06%       22.32%       -           21.37%
----------------------------------------------------------------------------------------------------------------------------------
MFS Research Portfolio                                  3/23/1998       -6.67%       -6.67%        -           -            6.71%
----------------------------------------------------------------------------------------------------------------------------------
Salomon Brothers Variable Investors Fund                2/17/1998       13.91%       13.91%        -           -           11.75%
----------------------------------------------------------------------------------------------------------------------------------
Smith Barney International Equity Portfolio             6/20/1994      -24.68%      -24.68%        9.53%       9.18%        7.76%
----------------------------------------------------------------------------------------------------------------------------------
Smith Barney Large Cap Growth Portfolio                  5/1/1998       -8.03%       -8.03%        -           -           15.54%
----------------------------------------------------------------------------------------------------------------------------------
Smith Barney Large Cap Value Portfolio                  6/20/1994       11.80%       11.80%        6.27%      12.19%       13.55%
----------------------------------------------------------------------------------------------------------------------------------
Smith Barney Pacific Basin Portfolio                    6/21/1994      -53.58%      -53.58%       -1.61%      -6.04%       -6.02%
----------------------------------------------------------------------------------------------------------------------------------
Smith Barney Total Return Portfolio                     12/3/1993       19.08%       19.08%       14.20%      16.34%       16.03%
----------------------------------------------------------------------------------------------------------------------------------
Strategic Stock Portfolio                                5/1/1998        8.94%        8.94%        -           -            2.11%
----------------------------------------------------------------------------------------------------------------------------------
Travelers Disciplined Mid Cap Stock Portfolio            4/1/1997       15.27%       15.27%       14.30%       -           20.13%
----------------------------------------------------------------------------------------------------------------------------------
Travelers Disciplined Small Cap Stock Portfolio          5/1/1998        0.92%        0.92%        -           -            2.22%
----------------------------------------------------------------------------------------------------------------------------------
Van Kampen Enterprise Portfolio                         6/21/1994      -15.64%      -15.64%        9.09%      14.91%       16.62%
----------------------------------------------------------------------------------------------------------------------------------
BOND ACCOUNTS:
----------------------------------------------------------------------------------------------------------------------------------
Putnam Diversified Income Portfolio                     6/20/1994       -1.54%       -1.54%       -0.70%       2.19%        4.15%
----------------------------------------------------------------------------------------------------------------------------------
Salomon Brothers Global High Yield Portfolio            6/21/1994        4.43%        4.43%       -0.45%       4.21%        5.03%
----------------------------------------------------------------------------------------------------------------------------------
Smith Barney High Income Portfolio                      6/22/1994       -9.11%       -9.11%       -2.92%       2.85%        4.56%
----------------------------------------------------------------------------------------------------------------------------------
Travelers Convertible Bond Portfolio                     5/1/1998       11.21%       11.21%        -           -           10.52%
----------------------------------------------------------------------------------------------------------------------------------
Travelers Managed Income Portfolio                      6/28/1994        6.64%        6.64%        3.36%       4.04%        5.21%
----------------------------------------------------------------------------------------------------------------------------------
BALANCED ACCOUNTS:
----------------------------------------------------------------------------------------------------------------------------------
MFS Total Return Portfolio                              6/20/1994       15.29%       15.29%        8.87%      11.82%       12.24%
----------------------------------------------------------------------------------------------------------------------------------
Salomon Brothers Variable Total Return Fund             2/17/1998        6.66%        6.66%        -           -            3.74%
----------------------------------------------------------------------------------------------------------------------------------
Smith Barney Concert Select Balanced Portfolio          3/10/1997        3.62%        3.62%        6.04%       -            7.20%
----------------------------------------------------------------------------------------------------------------------------------
Smith Barney Concert Select Growth Portfolio            3/11/1997       -5.88%       -5.88%        6.76%       -            7.93%
----------------------------------------------------------------------------------------------------------------------------------
MONEY MARKET ACCOUNTS:
----------------------------------------------------------------------------------------------------------------------------------
Smith Barney Money Market Portfolio                     6/20/1994        4.83%        4.83%        4.06%       3.95%        3.91%
----------------------------------------------------------------------------------------------------------------------------------
Smith Barney Money Market Portfolio - 7 Day Yield                        5.03%

This yield quotation more closely
reflects the current earnings of this
fund.
----------------------------------------------------------------------------------------------------------------------------------

                                                                                     Enhanced Death Benefit Option+
                                                            -------------------------------------------------------------------
                                                              YTD           1 Year       3 Years        5 Years        Since
                                                                                                                     Inception
-------------------------------------------------------------------------------------------------------------------------------
STOCK ACCOUNTS:
-------------------------------------------------------------------------------------------------------------------------------
AIM Capital Appreciation Portfolio                          -11.68%        -11.68%        12.85%         12.46%        10.96%
-------------------------------------------------------------------------------------------------------------------------------
Alliance Growth Portfolio                                   -19.40%        -19.40%        10.14%         16.71%        18.37%
-------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF Small Cap Portfolio                              11.69%         11.69%         8.60%         11.11%        31.33%
-------------------------------------------------------------------------------------------------------------------------------
Equity Index Portfolio - Class  II*                         -10.62%        -10.62%        10.42%         16.59%        15.72%
-------------------------------------------------------------------------------------------------------------------------------
MFS Emerging Growth Portfolio                               -21.28%        -21.28%        21.98%          -            21.03%
-------------------------------------------------------------------------------------------------------------------------------
MFS Research Portfolio                                       -6.93%         -6.93%         -              -             6.41%
-------------------------------------------------------------------------------------------------------------------------------
Salomon Brothers Variable Investors Fund                     13.59%         13.59%         -              -            11.44%
-------------------------------------------------------------------------------------------------------------------------------
Smith Barney International Equity Portfolio                 -24.89%        -24.89%         9.23%          8.88%         7.46%
-------------------------------------------------------------------------------------------------------------------------------
Smith Barney Large Cap Growth Portfolio                      -8.29%         -8.29%         -              -            15.22%
-------------------------------------------------------------------------------------------------------------------------------
Smith Barney Large Cap Value Portfolio                       11.49%         11.49%         5.97%         11.87%        13.24%
-------------------------------------------------------------------------------------------------------------------------------
Smith Barney Pacific Basin Portfolio                        -53.71%        -53.71%        -1.88%         -6.30%        -6.29%
-------------------------------------------------------------------------------------------------------------------------------
Smith Barney Total Return Portfolio                          18.75%         18.75%        13.88%         16.01%        15.80%
-------------------------------------------------------------------------------------------------------------------------------
Strategic Stock Portfolio                                     8.64%          8.64%         -              -             1.83%
-------------------------------------------------------------------------------------------------------------------------------
Travelers Disciplined Mid Cap Stock Portfolio                14.94%         14.94%        13.98%          -            19.79%
-------------------------------------------------------------------------------------------------------------------------------
Travelers Disciplined Small Cap Stock Portfolio               0.64%          0.64%         -              -             1.93%
-------------------------------------------------------------------------------------------------------------------------------
Van Kampen Enterprise Portfolio                             -15.88%        -15.88%         8.79%         14.59%        16.30%
-------------------------------------------------------------------------------------------------------------------------------
BOND ACCOUNTS:
-------------------------------------------------------------------------------------------------------------------------------
Putnam Diversified Income Portfolio                          -1.81%         -1.81%        -0.98%          1.91%         3.86%
-------------------------------------------------------------------------------------------------------------------------------
Salomon Brothers Global High Yield Portfolio                  4.14%          4.14%        -0.73%          3.92%         4.74%
-------------------------------------------------------------------------------------------------------------------------------
Smith Barney High Income Portfolio                           -9.37%         -9.37%        -3.19%          2.57%         4.27%
-------------------------------------------------------------------------------------------------------------------------------
Travelers Convertible Bond Portfolio                         10.91%         10.91%         -              -            10.22%
-------------------------------------------------------------------------------------------------------------------------------
Travelers Managed Income Portfolio                            6.34%          6.34%         3.07%          3.75%         4.92%
-------------------------------------------------------------------------------------------------------------------------------
BALANCED ACCOUNTS:
-------------------------------------------------------------------------------------------------------------------------------
MFS Total Return Portfolio                                   14.97%         14.97%         8.57%         11.51%        11.93%
-------------------------------------------------------------------------------------------------------------------------------
Salomon Brothers Variable Total Return Fund                   6.36%          6.36%         -              -             3.45%
-------------------------------------------------------------------------------------------------------------------------------
Smith Barney Concert Select Balanced Portfolio                3.33%          3.33%         5.74%          -             6.90%
-------------------------------------------------------------------------------------------------------------------------------
Smith Barney Concert Select Growth Portfolio                 -6.14%         -6.14%         6.46%          -             7.63%
-------------------------------------------------------------------------------------------------------------------------------
MONEY MARKET ACCOUNTS:
-------------------------------------------------------------------------------------------------------------------------------
Smith Barney Money Market Portfolio                           4.54%          4.54%         3.77%          3.66%         3.62%
-------------------------------------------------------------------------------------------------------------------------------
Smith Barney Money Market Portfolio - 7 Day Yield             4.73%

This yield quotation more closely
reflects the current earnings of this
fund.
-------------------------------------------------------------------------------------------------------------------------------


The inception date is the date that the underlying fund commenced operations. *These funds offer multiple classes of shares. The performance above may reflect the fees and performance of another class of the same fund for periods before the current class existed. If the current class's 12b-1 fee and other expenses were higher, the performance shown would be lower. They may not be available in every jurisdiction.

                           FEDERAL TAX CONSIDERATIONS

         The following description of the federal income tax consequences under this Contract is not exhaustive and is not intended to cover all situations. Because of the complexity of the law and the fact that the tax results will vary according to the factual status of the individual involved, tax advice may be needed by a person contemplating purchase of an annuity contract and by a contract owner or beneficiary who may make elections under a contract. For further information, please consult a qualified tax adviser.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS
         Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the later of calendar year in which a participant under a qualified plan, or a Section 403(b) annuity, attains age 70-1/2 or retires. Minimum annual distributions under an IRA must begin by April 1st of the calendar year in which the contract owner attains 70-1/2. Distributions must also begin or be continued according to required patterns following the death of the contract owner or the annuitant.

NONQUALIFIED ANNUITY CONTRACTS
         Individuals may purchase tax-deferred annuities without tax law funding limits. The purchase payments receive no tax benefit, deduction or deferral, but increases in the value of the contract are generally deferred from tax until distribution. If a nonqualified annuity is owned by other than an individual, however, (e.g., by a corporation), the increases in value attributable to purchase payments made after February 28, 1986 are generally includable in income annually. Furthermore, for contracts issued after April 22, 1987, all deferred increases in value will be includable in the income of a contract owner when the contract owner transfers the contract without adequate consideration.

         If two or more annuity contracts are purchased from the same insurer within the same calendar year, distributions from any of them will be taxed based upon the amount of income in all of the same calendar year series of annuities. This will generally have the effect of causing taxes to be paid sooner on the deferred gain in the contracts.

         Those receiving partial distributions made before the maturity date will generally be taxed on an income-first basis to the extent of income in the contract. If you are exchanging another annuity contract for this annuity, certain pre-August 14, 1982 deposits into an annuity contract that have been placed in the contract by means of a tax-deferred exchange under Section 1035 of the Code may be withdrawn first without income tax liability. This information on deposits must be provided to the Company by the other insurance company at the time of the exchange. There is income in the contract generally to the extent the cash value exceeds the investment in the contract. The investment in the contract is equal to the amount of premiums paid less any amount received previously which was excludable from gross income. Any direct or indirect borrowing against the value of the contract or pledging of the contract as security for a loan will be treated as a cash distribution under the tax law.

         In order to be treated as an annuity contract for federal income tax purposes, Section 72(s) of the Code requires any non-qualified contract to contain certain provisions specifying how your interest in the contract will be distributed in the event of the death of an owner of the contract. Specifically,
Section 72(s) requires that (a) if an owner dies on or after the annuity starting date, but prior to the time the entire interest in the contract has been distributed, the entire interest in the contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such owner's death; and (b) if any owner dies prior to the annuity starting date, the entire interest in the contract will be distributed within five years after the date of such owner's death. These requirements will be considered satisfied as to any portion of an owner's interest which is payable to or for the benefit of a designated beneficiary and which is distributed over the life of such designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the owner's death. The designated beneficiary refers to a natural person designated by the owner as a beneficiary and to whom ownership of the contract passes by reason of death. However, if the designated beneficiary is the surviving spouse of the deceased owner, the contract may be continued with the surviving spouse as the new owner. Contracts will be administered by the Company in accordance with these rules and the Company will make a notification when payments should be commenced.

INDIVIDUAL RETIREMENT ANNUITIES
         To the extent of earned income for the year and not exceeding $2,000 per individual, an individual may make deductible contributions to an individual retirement annuity (IRA). There are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and based on their participation in a retirement plan. If an individual is married and the spouse does not have earned income, the individual may establish IRAs for the individual and spouse. Purchase payments may then be made annually into IRAs for both spouses in the maximum amount of 100% of earned income up to a combined limit of $4,000.

         The Code provides for the purchase of a Simplified Employee Pension
(SEP) plan. A SEP is funded through an IRA with an annual employer contribution limit of 15% of compensation up to $35,000 for each participant. The Internal Revenue Services has not reviewed the contract for qualifications as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the optional enhanced death benefit in the contract comports with IRA qualification requirements.

SIMPLE PLAN IRA FORM

         Effective January 1, 1997, employers may establish a savings incentive match plan for employees ("SIMPLE plan") under which employees can make elective salary reduction contributions to an IRA based on a percentage of compensation of up to $6,000. (Alternatively, the employer can establish a SIMPLE cash or deferred arrangement under IRS Section 401(k)). Under a SIMPLE plan IRA, the employer must either make a matching contribution of 100% on the first 3% or 7% contribution for all eligible employees. Early withdrawals are subject to the 10% early withdrawal penalty generally applicable to IRAs, except that an early withdrawal by an employee under a SIMPLE plan IRA, within the first two years of participation, shall be subject to a 25% early withdrawal tax.

ROTH IRAS
         Effective January 1, 1998, Section 408A of the Code permits certain individuals to contribute to a Roth IRA. Eligibility to make contributions is based upon income, and the applicable limits vary based on marital status and/or whether the contribution is a rollover contribution from another IRA or an annual contribution. Contributions to a Roth IRA, which are subject to certain limitations ($2,000 per year for annual contributions), are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A conversion of a "traditional" IRA to a Roth IRA may be subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with other Roth IRA contributions, including any other conversion amounts from other tax years.

         Qualified distributions from a Roth IRA are tax-free. A qualified distribution requires that the Roth IRA has been held for at least 5 years, and the distribution is made after age 59-1/2, on death or disability of the owner, or for a limited amount ($10,000) for a qualified first time home purchase for the owner or certain relatives. Income tax and a 10% penalty tax may apply to distributions made (1) before age 59-1/2 (subject to certain exceptions) or (2) during five taxable years starting with the year in which the first contribution is made to any Roth IRA of the individual.

QUALIFIED PENSION AND PROFIT-SHARING PLANS
         Under a qualified pension or profit-sharing plan, purchase payments made by an employer are not currently taxable to the participant and increases in the value of a contract are not subject to taxation until received by a participant or beneficiary.

         Distributions are generally taxable to the participant or beneficiary as ordinary income in the year of receipt. Any distribution that is considered the participant's "investment in the contract" is treated as a return of capital and is not taxable. Under a qualified plan, the investment in the contract may be zero.

         The contract includes an optional death benefit that in some cases may exceed the greater of the purchase payments or the contract value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in any pension or profit-sharing plan. Because the death benefit may exceed this limitation, employers using the contract in connection with such plans should consult their tax adviser.

SECTION 403(b) PLANS
         Under Code section 403(b), payments made by public school systems and certain tax exempt organizations to purchase annuity contracts for their employees are excludable from the gross income of the employee, subject to certain limitations. However, these payments may be subject to FICA (Social Security) taxes. A qualified contract issued as a tax-sheltered annuity under section 403(b) will be amended as necessary to conform to the requirements of the Code.

         The contract includes an optional death benefit that in some cases may exceed the greater of the purchase payments or the contract value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in any tax-sheltered annuity under section 403(b). Because the death benefit may exceed this limitation, employers using the Contract in connection with such plans should consult their tax adviser.

         Code section 403(b)(11) restricts this distribution under Code section 403(b) annuity contracts of: (1) elective contributions made in years beginning after December 31, 1998; (2) earnings on those contributions; and (3) earnings in such years on amounts held as of the last year beginning before January 1, 1989. Distribution of those amounts may only occur upon death of the employee, attainment of age 59-1/2, separation from service, disability, or financial hardship. In addition, income attributable to elective contributions may not be distributed in the case of hardship.

FEDERAL INCOME TAX WITHHOLDING
         The portion of a distribution, which is taxable income to the recipient, will be subject to federal income tax withholding as follows:

1. ELIGIBLE ROLLOVER DISTRIBUTION FROM SECTION 403(b) PLANS OR ARRANGEMENTS OR FROM QUALIFIED PENSION AND PROFIT-SHARING PLANS

      There is a mandatory 20% tax withholding for plan distributions that are eligible for rollover to an IRA or to another retirement plan but that are not directly rolled over. A distribution made directly to a participant or beneficiary may avoid this result if:

      (a) a periodic settlement distribution is elected based upon a life or life expectancy calculation, or

      (b) a term-for-years settlement distribution is elected for a period of ten years or more, payable at least annually, or

      (c) a minimum required distribution as defined under the tax law is taken after the attainment of the age of 70-1/2 or as otherwise required by law, or

      (d)  the distribution is a hardship distribution.

         A distribution including a rollover that is not a direct rollover will be subject to the 20% withholding, and a 10% additional tax penalty may apply to any amount not added back in the rollover. The 20% withholding may be recovered when the participant or beneficiary files a personal income tax return for the year if a rollover was completed within 60 days of receipt of the funds, except to the extent that the participant or spousal beneficiary is otherwise underwithheld or short on estimated taxes for that year.

2. OTHER NON-PERIODIC DISTRIBUTIONS (FULL OR PARTIAL REDEMPTIONS)

     To the extent not described as requiring 20% withholding in 1 above, the portion of a non-periodic distribution which constitutes taxable income will be subject to federal income tax withholding, if the aggregate distributions exceed $200 for the year, unless the recipient elects not to have taxes withheld. If no such election is made, 10% of the taxable distribution will be withheld as federal income tax. Election forms will be provided at the time distributions are requested. This form of withholding applies to all annuity programs.

3. PERIODIC DISTRIBUTIONS (DISTRIBUTIONS PAYABLE OVER A PERIOD GREATER THAN ONE
   YEAR)

     The portion of a periodic distribution which constitutes taxable income will be subject to federal income tax withholding under the wage withholding tables as if the recipient were married claiming three exemptions. A recipient may elect not to have income taxes withheld or have income taxes withheld at a different rate by providing a completed election form. Election forms will be provided at the time distributions are requested. This form of withholding applies to all annuity programs. As of January 1, 2001, a recipient receiving periodic payments (e.g., monthly or annual payments under an annuity option) which total $15,150 or less per year, will generally be exempt from periodic withholding.

         Recipients who elect not to have withholding made are liable for payment of federal income tax on the taxable portion of the distribution. All recipients may also be subject to penalties under the estimated tax payment rules if withholding and estimated tax payments are not sufficient to cover tax liabilities.

         Recipients who do not provide a social security number or other taxpayer identification number will not be permitted to elect out of withholding. Additionally, U.S citizens residing outside of the country, or U.S. legal residents temporarily residing outside the country, are not permitted to elect out of withholding.


                             INDEPENDENT ACCOUNTANTS

        The consolidated financial statements and schedules of The Travelers Insurance Company and subsidiaries as of December 31, 2000 and 1999, and for each of the years in the three-year period ended December 31, 2000, included herein, and the financial statements of The Travelers Fund BD for Variable Annuities as of December 31, 2000, and for the years ended December 31, 2000 and 1999, also included herein, have been included in reliance upon the reports of KPMG LLP, independent certified public accountants, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing.

ANNUAL REPORT
DECEMBER 31, 2000












                           THE TRAVELERS FUND BD
                           FOR VARIABLE ANNUITIES








[TRAVELERSINSURANCE LOGO]

The Travelers Insurance Company
The Travelers Life and Annuity Company
One Tower Square
Hartford, CT  06183

                              THE TRAVELERS FUND BD
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2000


ASSETS:
  Investments at market value:
    Dreyfus Variable Investment Fund, 116,970 shares (cost $6,164,856) ............... $     4,713,887
    Greenwich Street Series Fund, 7,632,703 shares (cost $119,149,217) ...............     172,767,157
    Salomon Brothers Variable Series Fund Inc., 296,546 shares (cost $3,396,731) .....       3,755,988
    Smith Barney Concert Allocation Series Inc., 1,280,090 shares (cost $14,715,253) .      15,743,501
    The Travelers Series Trust, 4,347,607 shares (cost $64,481,666) ..................      87,127,617
    Travelers Series Fund Inc., 120,594,391 shares (cost $1,076,017,046) .............   1,376,619,507
                                                                                       ---------------

      Total Investments (cost $1,283,924,769) ........................................                           $ 1,660,727,657


  Receivables:
    Dividends ........................................................................                                    90,714
    Purchase payments and transfers from other Travelers accounts ....................                                   719,688
  Other assets .......................................................................                                       735
                                                                                                                 ---------------

      Total Assets ...................................................................                             1,661,538,794
                                                                                                                 ---------------


LIABILITIES:
  Payables:
    Contract surrenders and transfers to other Travelers accounts ....................                                 1,694,543
    Insurance charges ................................................................                                   477,954
    Administrative fees ..............................................................                                    67,379
                                                                                                                 ---------------

      Total Liabilities ..............................................................                                 2,239,876
                                                                                                                 ---------------

NET ASSETS:                                                                                                      $ 1,659,298,918
                                                                                                                 ===============


                        See Notes to Financial Statements

                              THE TRAVELERS FUND BD
                             FOR VARIABLE ANNUITIES

                             STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2000



INVESTMENT INCOME:
  Dividends ...................................................................                             $ 123,254,763

EXPENSES:
  Insurance charges ...........................................................           $ 21,038,990
  Administrative fees .........................................................              2,961,378
                                                                                        ---------------

    Total expenses ............................................................                                24,000,368
                                                                                                          ----------------

      Net investment income ...................................................                                99,254,395
                                                                                                          ----------------

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain (loss) from investment transactions:
    Proceeds from investments sold ............................................            479,710,673
    Cost of investments sold ..................................................            360,773,094
                                                                                        ---------------

      Net realized gain (loss) ................................................                               118,937,579

  Change in unrealized gain (loss) on investments:
    Unrealized gain at December 31, 1999 ......................................            752,580,022
    Unrealized gain at December 31, 2000 ......................................            376,802,888
                                                                                        ---------------

      Net change in unrealized gain (loss) for the year .......................                              (375,777,134)
                                                                                                          ----------------

        Net realized gain (loss) and change in unrealized gain (loss) .........                              (256,839,555)
                                                                                                          ----------------

  Net decrease in net assets resulting from operations ........................                            $ (157,585,160)
                                                                                                          ================

                        See Notes to Financial Statements

                              THE TRAVELERS FUND BD
                             FOR VARIABLE ANNUITIES

                           STATEMENT OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2000 AND 1999



                                                                                       2000                 1999
                                                                                       ----                 ----

OPERATIONS:
  Net investment income ......................................................   $      99,254,395    $      54,901,441
  Net realized gain (loss) from investment transactions ......................         118,937,579           67,126,195
  Net change in unrealized gain (loss) on investments ........................        (375,777,134)         291,194,422
                                                                                 ------------------   ------------------

   Net increase (decrease) in net assets resulting from operations ...........        (157,585,160)         413,222,058
                                                                                 ------------------   ------------------

UNIT TRANSACTIONS:
  Participant purchase payments
    (applicable to 8,543,630 and 22,418,699 units, respectively) .............          17,397,390           39,426,756
  Participant transfers from other Travelers accounts
    (applicable to 133,317,890 and 197,062,797 units, respectively) ..........         218,923,898          282,181,989
  Administrative charges
    (applicable to 95,841 and 138,866 units, respectively) ...................            (217,759)            (264,567)
  Contract surrenders
    (applicable to 147,348,159 and 99,636,132 units, respectively) ...........        (316,345,609)        (183,018,799)
  Participant transfers to other Travelers accounts
    (applicable to 125,014,356 and 167,613,086 units, respectively) ..........        (206,132,510)        (248,621,390)
  Other payments to participants
    (applicable to 15,549,537 and 14,832,395 units, respectively) ............         (33,148,900)         (27,436,082)
                                                                                 ------------------   ------------------

    Net decrease in net assets resulting from unit transactions ..............        (319,523,490)        (137,732,093)
                                                                                 ------------------   ------------------

      Net increase (decrease) in net assets ..................................        (477,108,650)         275,489,965

NET ASSETS:
  Beginning of year ..........................................................       2,136,407,568        1,860,917,603
                                                                                 ------------------   ------------------

  End of year ................................................................   $   1,659,298,918    $   2,136,407,568
                                                                                 ==================   ==================

                        See Notes to Financial Statements

                          NOTES TO FINANCIAL STATEMENTS

1.  SIGNIFICANT ACCOUNTING POLICIES

    The Travelers Fund BD for Variable Annuities ("Fund BD") is a separate account of The Travelers Insurance Company ("The Travelers"), an indirect wholly owned subsidiary of Citigroup Inc., and is available for funding certain variable annuity contracts issued by The Travelers. Fund BD is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. Fund BD is comprised of the Travelers Vintage Annuity product.

    Participant purchase payments applied to Fund BD are invested in one or more sub-accounts in accordance with the selection made by the contract owner. As of December 31, 2000, the investments comprising Fund BD were: Small Cap Portfolio of Dreyfus Variable Investment Fund; Total Return Portfolio and Equity Index Portfolio - Class II Shares of Greenwich Street Series Fund; Total Return Fund (formerly Salomon Brothers Variable Total Return Fund) and Investors Fund (formerly Salomon Brothers Variable Investors Fund) of Salomon Brothers Variable Series Fund Inc.; Balanced Portfolio - Class A (formerly Select Balanced Portfolio), Conservative Portfolio - Class A (formerly Select Conservative Portfolio), Growth Portfolio - Class A (formerly Select Growth Portfolio), High Growth Portfolio - Class A (formerly Select High Growth Portfolio) and Income Portfolio - Class A (formerly Select Income Portfolio) of Smith Barney Concert Allocation Series Inc.; MFS Emerging Growth Portfolio, MFS Research Portfolio, Strategic Stock Portfolio, Convertible Bond Portfolio, Disciplined Mid Cap Stock Portfolio and Disciplined Small Cap Stock Portfolio of The Travelers Series Trust; AIM Capital Appreciation Portfolio, Alliance Growth Portfolio, INVESCO Strategic Income Portfolio, MFS Total Return Portfolio, Putnam Diversified Income Portfolio, Smith Barney High Income Portfolio, Smith Barney International Equity Portfolio, Smith Barney Large Capitalization Growth Portfolio, Smith Barney Large Cap Value Portfolio, Smith Barney Money Market Portfolio, Smith Barney Pacific Basin Portfolio, Travelers Managed Income Portfolio and Van Kampen Enterprise Portfolio of Travelers Series Fund Inc.

    Travelers Series Fund Inc., Smith Barney Concert Allocation Series Inc. and Salomon Brothers Variable Series Fund Inc. are incorporated under Maryland law. The Travelers Series Trust, Greenwich Street Series Fund and Dreyfus Variable Investment Fund are registered as Massachusetts business trusts. All funds except Small Cap Portfolio of Dreyfus Variable Investment Fund are managed by affiliates of The Travelers. Not all funds may be available in all states or to all contract owners.

    The following is a summary of significant accounting policies consistently followed by Fund BD in the preparation of its financial statements.

    SECURITY VALUATION. Investments are valued daily at the net asset values per share of the underlying funds.

    SECURITY TRANSACTIONS. Security transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date.

    FEDERAL INCOME TAXES. The operations of Fund BD form a part of the total operations of The Travelers and are not taxed separately. The Travelers is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended (the "Code"). Under existing federal income tax law, no taxes are payable on the investment income of Fund BD. Fund BD is not taxed as a "regulated investment company" under Subchapter M of the Code.

    OTHER. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

2.  INVESTMENTS

    The aggregate costs of purchases and proceeds from sales of investments were $259,751,224 and $479,710,673, respectively, for the year ended December 31, 2000. Realized gains and losses from investment transactions are reported on an average cost basis. The cost of investments in eligible funds was $1,283,924,769 at December 31, 2000. Gross unrealized appreciation for all investments at December 31, 2000 was $395,003,380. Gross unrealized depreciation for all investments at December 31, 2000 was $18,200,492.

3.  CONTRACT CHARGES

    Insurance charges are paid for the mortality and expense risks assumed by The Travelers. Each business day, The Travelers deducts a mortality and expense charge, which is reflected in the calculation of accumulation and annuity unit values. This charge equals, on an annual basis, 1.02% and 1.30%, of the amounts held in each funding option for the Standard Death Benefit and the Enhanced Death Benefit, respectively.

    Administrative fees are paid for administrative expenses. This fee is also deducted each business day and reflected in the calculation of accumulation and annuity unit values. This charge equals, on an annual basis, 0.15% of the amounts held in each funding option.

    For contracts in the accumulation phase with a contract value less than $40,000, an annual charge of $30 (prorated for partial periods) is deducted from participant account balances and paid to The Travelers to cover contract administrative charges.

    No sales charge is deducted from participant purchase payments when they are received. However, The Travelers generally assesses a contingent deferred sales charge of up to 6% if a participant's purchase payment is surrendered within six years of its payment date. Contract surrender payments include $3,242,627 and $3,013,999 of contingent deferred sales charges for the years ended December 31, 2000 and 1999, respectively.

4.  NET CONTRACT OWNERS' EQUITY


                                                                                       DECEMBER 31, 2000
                                                     -------------------------------------------------------------------------------

                                                          ACCUMULATION           ANNUITY                UNIT              NET
                                                              UNITS               UNITS                VALUE             ASSETS
                                                              -----               -----                -----             ------
Dreyfus Variable Investment Fund
  Small Cap Portfolio
    Standard Death Benefit .........................          3,583,484                   -           $ 1.162           $ 4,164,043
    Enhanced Death Benefit .........................            475,404                   -             1.153               548,341

Greenwich Street Series Fund
  Total Return Portfolio
    Standard Death Benefit .........................         55,490,481               2,349             2.667           148,008,513
    Enhanced Death Benefit .........................          8,605,537                   -             2.622            22,563,673
  Equity Index Portfolio - Class II Shares
    Standard Death Benefit .........................          2,024,943                   -             0.976             1,975,366
    Enhanced Death Benefit .........................            172,120                   -             0.971               167,131

Salomon Brothers Variable Series Fund Inc.
  Total Return Fund
    Standard Death Benefit .........................            790,218              55,345             1.060               896,021
    Enhanced Death Benefit .........................            112,584                   -             1.052               118,418
  Investors Fund
    Standard Death Benefit .........................          1,901,624                   -             1.275             2,423,603
    Enhanced Death Benefit .........................            250,413                   -             1.265               316,786

Smith Barney Concert Allocation Series Inc.
  Balanced Portfolio - Class A
    Standard Death Benefit .........................          3,221,378             339,655             1.303             4,641,319
    Enhanced Death Benefit .........................            778,489                   -             1.290             1,003,887
  Conservative Portfolio - Class A
    Standard Death Benefit .........................          1,044,878                   -             1.235             1,290,311
    Enhanced Death Benefit .........................            132,036                   -             1.222               161,340
  Growth Portfolio - Class A
    Standard Death Benefit .........................          2,951,807                   -             1.338             3,948,173
    Enhanced Death Benefit .........................          1,838,058                   -             1.323             2,432,441
  High Growth Portfolio - Class A
    Standard Death Benefit .........................            707,214                   -             1.429             1,010,605
    Enhanced Death Benefit .........................            226,088                   -             1.414               319,652
  Income Portfolio - Class A
    Standard Death Benefit .........................            613,526                   -             1.178               722,916
    Enhanced Death Benefit .........................            144,994                   -             1.166               169,053

                                                                          DECEMBER 31, 2000
                                           ---------------------------------------------------------------------------

                                               ACCUMULATION         ANNUITY                UNIT            NET
                                                   UNITS             UNITS                VALUE           ASSETS
                                                   -----             -----                -----           ------
The Travelers Series Trust
  MFS Emerging Growth Portfolio
    Standard Death Benefit ................        26,725,368            33,571           $ 2.205        $ 59,002,212
    Enhanced Death Benefit ................         5,768,911                 -             2.180          12,572,851
  MFS Research Portfolio
    Standard Death Benefit ................         3,989,985                 -             1.183           4,718,309
    Enhanced Death Benefit ................         1,310,179                 -             1.174           1,537,866
  Strategic Stock Portfolio
    Standard Death Benefit ................           740,422                 -             1.057             782,930
    Enhanced Death Benefit ................            51,194                 -             1.050              53,733
  Convertible Bond Portfolio
    Standard Death Benefit ................         1,168,231                 -             1.306           1,526,017
    Enhanced Death Benefit ................           141,023                 -             1.297             182,855
  Disciplined Mid Cap Stock Portfolio
    Standard Death Benefit ................         3,158,684                 -             1.376           4,345,807
    Enhanced Death Benefit ................           801,701                 -             1.366           1,094,930
  Disciplined Small Cap Stock Portfolio
    Standard Death Benefit ................           966,590                 -             1.076           1,039,635
    Enhanced Death Benefit ................           191,897                 -             1.068             204,876

Travelers Series Fund Inc.
  AIM Capital Appreciation Portfolio
    Standard Death Benefit ................        74,127,756             2,806             1.748         129,604,098
    Enhanced Death Benefit ................        12,252,599                 -             1.723          21,110,589
  Alliance Growth Portfolio
    Standard Death Benefit ................       110,461,619            35,499             3.068         338,935,731
    Enhanced Death Benefit ................        20,965,025                 -             3.012          63,142,613
  INVESCO Strategic Income Portfolio
    Standard Death Benefit ................         6,875,932            14,858             1.378           9,494,237
    Enhanced Death Benefit ................         1,562,190                 -             1.353           2,113,456
  MFS Total Return Portfolio
    Standard Death Benefit ................        64,411,708            50,928             2.127         137,123,845
    Enhanced Death Benefit ................        12,764,698                 -             2.089          26,661,723
  Putnam Diversified Income Portfolio
    Standard Death Benefit ................        37,797,369            24,938             1.304          49,327,123
    Enhanced Death Benefit ................         8,626,363             9,023             1.281          11,058,064

                                                                                    DECEMBER 31, 2000
                                                         -----------------------------------------------------------------------

                                                             ACCUMULATION         ANNUITY            UNIT           NET
                                                                UNITS              UNITS            VALUE          ASSETS
                                                                -----              -----            -----          ------
Travelers Series Fund Inc.  (continued)
  Smith Barney High Income Portfolio
    Standard Death Benefit ..............................        28,704,103            111,710       $ 1.338       $ 38,558,216
    Enhanced Death Benefit ..............................         5,819,904              9,814         1.314          7,659,333
  Smith Barney International Equity Portfolio
    Standard Death Benefit ..............................        63,105,497             23,384         1.630        102,910,368
    Enhanced Death Benefit ..............................        11,816,707                  -         1.601         18,914,294
  Smith Barney Large Capitalization Growth Portfolio
    Standard Death Benefit ..............................        27,131,895             18,196         1.471         39,928,800
    Enhanced Death Benefit ..............................         3,984,628                  -         1.460          5,816,756
  Smith Barney Large Cap Value Portfolio
    Standard Death Benefit ..............................        55,042,493             48,936         2.296        126,454,538
    Enhanced Death Benefit ..............................        10,588,184                  -         2.254         23,863,452
  Smith Barney Money Market Portfolio
    Standard Death Benefit ..............................        33,979,596                  -         1.285         43,658,099
    Enhanced Death Benefit ..............................         4,475,709              7,548         1.262          5,655,846
  Smith Barney Pacific Basin Portfolio
    Standard Death Benefit ..............................         7,356,747             14,511         0.666          4,911,348
    Enhanced Death Benefit ..............................         1,956,590                  -         0.654          1,280,022
  Travelers Managed Income Portfolio
    Standard Death Benefit ..............................        13,842,174                  -         1.392         19,269,545
    Enhanced Death Benefit ..............................         3,447,356                  -         1.367          4,712,429
  Van Kampen Enterprise Portfolio
    Standard Death Benefit ..............................        43,284,133             10,593         2.731        118,235,206
    Enhanced Death Benefit ..............................         9,306,589                  -         2.682         24,955,574
                                                                                                              ------------------

Net Contract Owners' Equity ................................................................................    $ 1,659,298,918
                                                                                                              ==================

5.  STATEMENT OF INVESTMENTS


INVESTMENTS                                                                          NO. OF               MARKET
                                                                                     SHARES               VALUE
                                                                               ------------------   ------------------
 DREYFUS VARIABLE INVESTMENT FUND (0.3%)
  Small Cap Portfolio
    Total (Cost $6,164,856)                                                              116,970          $ 4,713,887
                                                                               ------------------   ------------------

 GREENWICH STREET SERIES FUND (10.4%)
  Total Return Portfolio (Cost $116,912,925)                                           7,566,473          170,623,967
  Equity Index Portfolio - Class II Shares (Cost $2,236,292)                              66,230            2,143,190
                                                                               ------------------   ------------------
    Total (Cost $119,149,217)                                                          7,632,703          172,767,157
                                                                               ------------------   ------------------

 SALOMON BROTHERS VARIABLE SERIES FUND INC. (0.2%)
  Total Return Fund (Cost $989,699)                                                       94,834            1,014,720
  Investors Fund (Cost $2,407,032)                                                       201,712            2,741,268
                                                                               ------------------   ------------------
    Total (Cost $3,396,731)                                                              296,546            3,755,988
                                                                               ------------------   ------------------

 SMITH BARNEY CONCERT ALLOCATION SERIES INC. (0.9%)
  Balanced Portfolio - Class A (Cost $5,317,875)                                         469,396            5,646,828
  Conservative Portfolio - Class A (Cost $1,453,437)                                     127,941            1,452,126
  Growth Portfolio - Class A (Cost $5,870,169)                                           504,049            6,421,581
  High Growth Portfolio - Class A (Cost $1,141,612)                                       96,010            1,330,699
  Income Portfolio - Class A (Cost $932,160)                                              82,694              892,267
                                                                               ------------------   ------------------
    Total (Cost $14,715,253)                                                           1,280,090           15,743,501
                                                                               ------------------   ------------------

 THE TRAVELERS SERIES TRUST (5.2%)
  MFS Emerging Growth Portfolio (Cost $50,064,134)                                     3,169,715           71,635,551
  MFS Research Portfolio (Cost $5,878,989)                                               515,085            6,258,278
  Strategic Stock Portfolio (Cost $792,823)                                               84,284              836,940
  Convertible Bond Portfolio (Cost $1,592,308)                                           141,742            1,709,414
  Disciplined Mid Cap Stock Portfolio (Cost $4,946,533)                                  315,326            5,442,520
  Disciplined Small Cap Stock Portfolio (Cost $1,206,879)                                121,455            1,244,914
                                                                               ------------------   ------------------
    Total (Cost $64,481,666)                                                           4,347,607           87,127,617
                                                                               ------------------   ------------------

 TRAVELERS SERIES FUND INC. (83.0%)
  AIM Capital Appreciation Portfolio (Cost $95,800,747)                                8,330,206          150,860,033
  Alliance Growth Portfolio (Cost $283,651,117)                                       16,196,197          402,475,502
  INVESCO Strategic Income Portfolio (Cost $12,923,771)                                1,136,485           11,614,877
  MFS Total Return Portfolio (Cost $122,811,080)                                       9,224,932          163,834,798
  Putnam Diversified Income Portfolio (Cost $66,378,674)                               5,786,254           60,408,495
  Smith Barney High Income Portfolio (Cost $54,258,717)                                4,574,661           46,249,825
  Smith Barney International Equity Portfolio (Cost $100,688,309)                      7,043,569          122,487,671
  Smith Barney Large Capitalization Growth Portfolio (Cost $39,788,401)                3,079,836           45,766,369
  Smith Barney Large Cap Value Portfolio (Cost $108,723,598)                           7,088,700          150,634,879
  Smith Barney Money Market Portfolio (Cost $48,853,450)                              48,853,450           48,853,450
  Smith Barney Pacific Basin Portfolio (Cost $7,520,542)                                 883,494            6,193,290
  Travelers Managed Income Portfolio (Cost $22,617,102)                                2,004,565           23,994,647
  Van Kampen Enterprise Portfolio (Cost $112,001,538)                                  6,392,042          143,245,671
                                                                               ------------------   ------------------
    Total (Cost $1,076,017,046)                                                      120,594,391        1,376,619,507
                                                                               ------------------   ------------------

TOTAL INVESTMENTS (100%)
  (COST $1,283,924,769)                                                                               $ 1,660,727,657
                                                                                                    ==================

6. SCHEDULE OF FUND BD OPERATIONS AND CHANGES IN NET ASSETS
   FOR THE YEARS ENDED DECEMBER 31, 2000 AND 1999



                                                               SMALL CAP PORTFOLIO                   TOTAL RETURN PORTFOLIO
                                                       ------------------------------------  --------------------------------------
                                                             2000               1999                2000               1999
                                                             ----               ----                ----               ----
INVESTMENT INCOME:
Dividends ..........................................     $   2,089,650       $         909     $     11,806,587    $    10,097,425
                                                       -----------------  -----------------  ------------------- ------------------

EXPENSES:
Insurance charges ..................................             40,649             16,244            1,790,073          1,723,953
Administrative fees ................................              5,777              2,327              253,807            244,411
                                                       -----------------  -----------------  ------------------- ------------------
    Net investment income (loss) ...................          2,043,224            (17,662)           9,762,707          8,129,061
                                                       -----------------  -----------------  ------------------- ------------------

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) from investment transactions:
  Proceeds from investments sold ...................          1,058,447            470,498           30,911,797         22,785,724
  Cost of investments sold .........................            915,832            434,010           22,346,891         18,193,857
                                                       -----------------  -----------------  ------------------- ------------------

    Net realized gain (loss) .......................            142,615             36,488            8,564,906          4,591,867
                                                       -----------------  -----------------  ------------------- ------------------

Change in unrealized gain (loss) on investments:
  Unrealized gain (loss) beginning of year .........            432,173             59,954           42,536,103         24,765,553
  Unrealized gain (loss) end of year ...............         (1,450,969)           432,173           53,711,042         42,536,103
                                                       -----------------  -----------------  ------------------- ------------------

    Net change in unrealized gain (loss) for the
     year ..........................................         (1,883,142)           372,219           11,174,939         17,770,550
                                                       -----------------  -----------------  ------------------- ------------------

Net increase (decrease) in net assets
    resulting from operations ......................            302,697            391,045           29,502,552         30,491,478
                                                       -----------------  -----------------  ------------------- ------------------




UNIT TRANSACTIONS:
Participant purchase payments ......................            134,547            296,410              631,987          1,922,130
Participant transfers from other Travelers
 accounts...........................................          3,058,028          1,440,829            4,462,809          5,154,564
Administrative charges .............................               (386)              (149)             (20,964)           (26,112)
Contract surrenders ................................           (580,252)          (208,668)         (24,133,980)       (12,290,488)
Participant transfers to other Travelers accounts ..           (634,138)          (313,832)          (6,455,366)       (11,843,565)
Other payments to participants .....................            (89,424)                 -           (2,579,952)        (2,079,639)
                                                       -----------------  -----------------  ------------------- ------------------

  Net increase (decrease) in net assets
      resulting from unit transactions .............          1,888,375          1,214,590          (28,095,466)       (19,163,110)
                                                       -----------------  -----------------  ------------------- ------------------

      Net increase (decrease) in net assets ........          2,191,072          1,605,635            1,407,086         11,328,368




NET ASSETS:
  Beginning of year ................................          2,521,312            915,677          169,165,100        157,836,732
                                                       -----------------  -----------------  ------------------- ------------------

  End of year ......................................     $    4,712,384      $   2,521,312     $    170,572,186    $   169,165,100
                                                       =================  =================  =================== ==================


                                                                EQUITY INDEX PORTFOLIO -
                                                                   CLASS II SHARES
                                                       -------------------------------------
                                                              2000               1999
                                                              ----               ----
INVESTMENT INCOME:
Dividends ..........................................      $        8,979     $        3,003
                                                       ------------------  -----------------

EXPENSES:
Insurance charges ..................................              25,020              5,964
Administrative fees ................................               3,599                870
                                                       ------------------  -----------------
    Net investment income (loss) ...................             (19,640)            (3,831)
                                                       ------------------  -----------------

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) from investment transactions:
  Proceeds from investments sold ...................             774,136            163,055
  Cost of investments sold .........................             749,631            152,838
                                                       ------------------  -----------------

    Net realized gain (loss) .......................              24,505             10,217
                                                       ------------------  -----------------

Change in unrealized gain (loss) on investments:
  Unrealized gain (loss) beginning of year .........             161,782                  -
  Unrealized gain (loss) end of year ...............             (93,102)           161,782
                                                       ------------------  -----------------

    Net change in unrealized gain (loss) for the
      year .........................................            (254,884)           161,782
                                                       ------------------  -----------------

Net increase (decrease) in net assets
    resulting from operations ......................            (250,019)           168,168
                                                       ------------------  -----------------




UNIT TRANSACTIONS:
Participant purchase payments ......................             198,582            101,975
Participant transfers from other Travelers
  accounts..........................................             967,685          1,872,136
Administrative charges .............................                (178)               (43)
Contract surrenders ................................            (572,648)            (1,513)
Participant transfers to other Travelers accounts ..            (178,847)          (160,003)
Other payments to participants .....................              (2,798)                 -
                                                       ------------------  -----------------

  Net increase (decrease) in net assets
      resulting from unit transactions .............             411,796          1,812,552
                                                       ------------------  -----------------

      Net increase (decrease) in net assets ........             161,777          1,980,720




NET ASSETS:
  Beginning of year ................................           1,980,720                  -
                                                       ------------------  -----------------

  End of year ......................................      $    2,142,497     $    1,980,720
                                                       ==================  =================

        TOTAL RETURN FUND                        INVESTORS FUND                 BALANCED PORTFOLIO - CLASS A
------------------------------------   -----------------------------------   -----------------------------------
      2000               1999                2000              1999                2000              1999
      ----               ----                ----              ----                ----              ----

  $       31,006     $       21,088      $       96,342    $       11,456      $      411,128    $      231,625
-----------------  -----------------   ----------------- -----------------   ----------------- -----------------


          10,171              7,731              25,412            16,390              62,577            66,457
           1,441              1,092               3,644             2,364               8,772             9,273
-----------------  -----------------   ----------------- -----------------   ----------------- -----------------
          19,394             12,265              67,286            (7,298)            339,779           155,895
-----------------  -----------------   ----------------- -----------------   ----------------- -----------------




         136,301             43,023             617,247           280,185             870,957           814,756
         133,058             41,992             544,548           265,735             798,103           762,231
-----------------  -----------------   ----------------- -----------------   ----------------- -----------------

           3,243              1,031              72,699            14,450              72,854            52,525
-----------------  -----------------   ----------------- -----------------   ----------------- -----------------


         (13,730)             8,351             147,858            49,864             534,622           372,855
          25,021            (13,730)            334,236           147,858             328,953           534,622
-----------------  -----------------   ----------------- -----------------   ----------------- -----------------

          38,751            (22,081)            186,378            97,994            (205,669)          161,767
-----------------  -----------------   ----------------- -----------------   ----------------- -----------------


          61,388             (8,785)            326,363           105,146             206,964           370,187
-----------------  -----------------   ----------------- -----------------   ----------------- -----------------





         103,563            197,712             100,259           177,697              77,929           115,463
         105,738            271,012             685,079         1,533,645              77,288           318,826
             (83)               (77)               (167)             (109)             (1,134)           (1,188)
        (107,353)           (17,316)           (390,118)          (24,201)           (292,810)         (345,476)
         (25,932)           (29,509)           (202,227)         (327,017)           (284,600)         (268,043)
          (1,827)                 -             (34,887)                -            (269,440)         (182,750)
-----------------  -----------------   ----------------- -----------------   ----------------- -----------------


          74,106            421,822             157,939         1,360,015            (692,767)         (363,168)
-----------------  -----------------   ----------------- -----------------   ----------------- -----------------

         135,494            413,037             484,302         1,465,161            (485,803)            7,019





         878,945            465,908           2,256,087           790,926           6,131,009         6,123,990
-----------------  -----------------   ----------------- -----------------   ----------------- -----------------

  $    1,014,439     $      878,945      $    2,740,389    $    2,256,087      $    5,645,206    $    6,131,009
=================  =================   ================= =================   ================= =================




   CONSERVATIVE PORTFOLIO - CLASS A
  -----------------------------------
        2000              1999
        ----              ----

    $      119,399    $      61,111
  ----------------- -----------------


            17,435            19,745
             2,499             2,831
  ----------------- -----------------
            99,465            38,535
  ----------------- -----------------




           475,115           346,697
           468,105           331,147
  ----------------- -----------------

             7,010            15,550
  ----------------- -----------------


            53,072            48,872
            (1,311)           53,072
  ----------------- -----------------

           (54,383)            4,200
  ----------------- -----------------


            52,092            58,285
  ----------------- -----------------





                 -            17,115
             8,574           195,976
              (271)             (332)
           (45,726)         (207,494)
          (325,769)         (133,251)
           (83,731)                -
  ----------------- -----------------


          (446,923)         (127,986)
  ----------------- -----------------

          (394,831)          (69,701)





         1,846,482         1,916,183
  ----------------- -----------------

    $    1,451,651    $    1,846,482
  ================= =================

6. SCHEDULE OF FUND BD OPERATIONS AND CHANGES IN NET ASSETS
   FOR THE YEARS ENDED DECEMBER 31, 2000 AND 1999 (CONTINUED)



                                                            GROWTH PORTFOLIO - CLASS A         HIGH GROWTH PORTFOLIO - CLASS A
                                                       ------------------------------------  -----------------------------------
                                                             2000               1999               2000              1999
                                                             ----               ----               ----              ----
INVESTMENT INCOME:
Dividends ..........................................     $      389,273     $      154,719     $       70,939    $       25,802
                                                       -----------------  -----------------  ----------------- -----------------

EXPENSES:
Insurance charges ..................................             79,125             74,341             16,530            15,695
Administrative fees ................................             10,586              9,970              2,275             2,132
                                                       -----------------  -----------------  ----------------- -----------------
    Net investment income (loss) ...................            299,562             70,408             52,134             7,975
                                                       -----------------  -----------------  ----------------- -----------------

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) from investment transactions:
  Proceeds from investments sold ...................            933,612            585,987            361,265           161,909
  Cost of investments sold .........................            779,616            513,618            270,297           142,018
                                                       -----------------  -----------------  ----------------- -----------------

    Net realized gain (loss) .......................            153,996             72,369             90,968            19,891
                                                       -----------------  -----------------  ----------------- -----------------

Change in unrealized gain (loss) on investments:
  Unrealized gain (loss) beginning of year .........          1,426,418            623,381            452,018           145,331
  Unrealized gain (loss) end of year ...............            551,412          1,426,418            189,087           452,018
                                                       -----------------  -----------------  ----------------- -----------------

    Net change in unrealized gain (loss) for the year          (875,006)           803,037           (262,931)          306,687
                                                       -----------------  -----------------  ----------------- -----------------

Net increase (decrease) in net assets
    resulting from operations ......................           (421,448)           945,814           (119,829)          334,553
                                                       -----------------  -----------------  ----------------- -----------------




UNIT TRANSACTIONS:
Participant purchase payments                                    49,097            437,442                  -           180,988
Participant transfers from other Travelers accounts              94,618            524,202             29,044            68,111
Administrative charges .............................             (1,001)            (1,072)              (338)             (353)
Contract surrenders ................................           (692,610)          (218,940)           (64,107)          (28,090)
Participant transfers to other Travelers accounts ..           (149,462)          (267,354)          (222,861)         (106,200)
Other payments to participants .....................            (59,778)            (4,634)           (42,732)                -
                                                       -----------------  -----------------  ----------------- -----------------

  Net increase (decrease) in net assets
    resulting from unit transactions ...............           (759,136)           469,644           (300,994)          114,456
                                                       -----------------  -----------------  ----------------- -----------------

    Net increase (decrease) in net assets ..........         (1,180,584)         1,415,458           (420,823)          449,009




NET ASSETS:
  Beginning of year ................................          7,561,198          6,145,740          1,751,080         1,302,071
                                                       -----------------  -----------------  ----------------- -----------------

  End of year ......................................     $    6,380,614     $    7,561,198     $    1,330,257    $    1,751,080
                                                       =================  =================  ================= =================


                                                           INCOME PORTFOLIO - CLASS A
                                                       -----------------------------------
                                                             2000              1999
                                                             ----              ----
INVESTMENT INCOME:
Dividends..............................................  $       72,349    $       40,456
                                                       ----------------- -----------------

EXPENSES:
Insurance charges......................................          10,284            12,167
Administrative fees....................................           1,441             1,706
                                                       ----------------- -----------------
    Net investment income (loss).......................          60,624            26,583
                                                       ----------------- -----------------

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) from investment transactions:
  Proceeds from investments sold.......................         351,671           194,888
  Cost of investments sold.............................         352,153           191,958
                                                       ----------------- -----------------

    Net realized gain (loss)...........................            (482)            2,930
                                                       ----------------- -----------------

Change in unrealized gain (loss) on investments:
  Unrealized gain (loss) beginning of year.............          (5,749)           30,751
  Unrealized gain (loss) end of year...................         (39,893)           (5,749)
                                                       ----------------- -----------------

    Net change in unrealized gain (loss) for the year..         (34,144)          (36,500)
                                                       ----------------- -----------------

Net increase (decrease) in net assets
    resulting from operations..........................          25,998            (6,987)
                                                       ----------------- -----------------




UNIT TRANSACTIONS:
Participant purchase payments..........................           3,288            78,067
Participant transfers from other Travelers accounts....            (104)          181,244
Administrative charges.................................             (98)             (161)
Contract surrenders....................................         (42,002)          (57,669)
Participant transfers to other Travelers accounts......        (236,929)         (132,937)
Other payments to participants                                        -                 -
                                                       ----------------- -----------------

  Net increase (decrease) in net assets
    resulting from unit transactions...................        (275,845)           68,544
                                                       ----------------- -----------------

    Net increase (decrease) in net assets..............        (249,847)           61,557




NET ASSETS:
  Beginning of year....................................       1,141,816         1,080,259
                                                       ----------------- -----------------

  End of year..........................................  $      891,969    $    1,141,816
                                                       ================= =================

   MFS EMERGING GROWTH PORTFOLIO             MFS RESEARCH PORTFOLIO              STRATEGIC STOCK PORTFOLIO
-----------------------------------   ------------------------------------  ------------------------------------
      2000              1999                2000               1999               2000               1999
      ----              ----                ----               ----               ----               ----

  $    4,924,865    $            -      $      104,055     $            -     $       82,554     $            8
----------------- -----------------   -----------------  -----------------  -----------------  -----------------


       1,004,326           648,294              78,351             48,485              8,962              8,982
         140,703            90,539              10,837              6,607              1,274              1,267
----------------- -----------------   -----------------  -----------------  -----------------  -----------------
       3,779,836          (738,833)             14,867            (55,092)            72,318            (10,241)
----------------- -----------------   -----------------  -----------------  -----------------  -----------------




      15,180,032         5,124,300           2,215,179            872,608            339,287            173,476
       8,761,997         3,545,231           1,896,744            786,802            352,313            167,573
----------------- -----------------   -----------------  -----------------  -----------------  -----------------

       6,418,035         1,579,069             318,435             85,806            (13,026)             5,903
----------------- -----------------   -----------------  -----------------  -----------------  -----------------


      52,376,771        12,525,422           1,254,576            200,158             26,055                  9
      21,571,417        52,376,771             379,289          1,254,576             44,117             26,055
----------------- -----------------   -----------------  -----------------  -----------------  -----------------

     (30,805,354)       39,851,349            (875,287)         1,054,418             18,062             26,046
----------------- -----------------   -----------------  -----------------  -----------------  -----------------


     (20,607,483)       40,691,585            (541,985)         1,085,132             77,354             21,708
----------------- -----------------   -----------------  -----------------  -----------------  -----------------





       1,567,898         2,677,771             116,603            406,533             29,901             88,143
      14,045,592        13,951,040           2,685,083          3,288,319            156,560            348,013
          (8,960)           (8,085)               (872)              (540)               (80)               (68)
     (12,798,179)       (3,740,987)         (1,446,460)          (251,764)          (125,107)           (43,742)
      (6,878,173)       (5,753,381)           (811,794)          (603,108)          (190,897)           (67,591)
      (1,005,171)         (502,821)           (147,033)                 -            (13,695)           (62,029)
----------------- -----------------   -----------------  -----------------  -----------------  -----------------


      (5,076,993)        6,623,537             395,527          2,839,440           (143,318)           262,726
----------------- -----------------   -----------------  -----------------  -----------------  -----------------

     (25,684,476)       47,315,122            (146,458)         3,924,572            (65,964)           284,434





      97,259,539        49,944,417           6,402,633          2,478,061            902,627            618,193
----------------- -----------------   -----------------  -----------------  -----------------  -----------------

  $   71,575,063    $   97,259,539      $    6,256,175     $    6,402,633     $      836,663     $      902,627
================= =================   =================  =================  =================  =================



    CONVERTIBLE BOND PORTFOLIO
-----------------------------------
      2000              1999
      ----              ----

  $      115,323    $          894
----------------- -----------------


          14,870             7,701
           2,081             1,058
----------------- -----------------
          98,372            (7,865)
----------------- -----------------




         304,129           203,717
         283,143           190,951
----------------- -----------------

          20,986            12,766
----------------- -----------------


         122,770               488
         117,106           122,770
----------------- -----------------

          (5,664)          122,282
----------------- -----------------


         113,694           127,183
----------------- -----------------





         131,251            65,743
         846,436           639,664
            (173)              (48)
        (117,880)          (70,139)
        (198,010)          (87,713)
         (14,492)                -
----------------- -----------------


         647,132           547,507
----------------- -----------------

         760,826           674,690





         948,046           273,356
----------------- -----------------

  $    1,708,872    $      948,046
================= =================

6. SCHEDULE OF FUND BD OPERATIONS AND CHANGES IN NET ASSETS
   FOR THE YEARS ENDED DECEMBER 31, 2000 AND 1999 (CONTINUED)


                                                             DISCIPLINED MID CAP STOCK           DISCIPLINED SMALL CAP STOCK
                                                                    PORTFOLIO                            PORTFOLIO
                                                       ------------------------------------  -----------------------------------
                                                             2000               1999               2000              1999
                                                             ----               ----               ----              ----
INVESTMENT INCOME:
Dividends ..........................................     $      182,518     $       84,402     $       76,495    $            -
                                                       -----------------  -----------------  ----------------- -----------------

EXPENSES:
Insurance charges ..................................             41,876             18,809             13,357             5,656
Administrative fees ................................              5,877              2,669              1,883               823
                                                       -----------------  -----------------  ----------------- -----------------
    Net investment income (loss) ...................            134,765             62,924             61,255            (6,479)
                                                       -----------------  -----------------  ----------------- -----------------

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) from investment transactions:
  Proceeds from investments sold ...................            932,034            414,589            508,500            57,405
  Cost of investments sold .........................            844,803            397,960            479,329            54,348
                                                       -----------------  -----------------  ----------------- -----------------

    Net realized gain (loss) .......................             87,231             16,629             29,171             3,057
                                                       -----------------  -----------------  ----------------- -----------------

Change in unrealized gain (loss) on investments:
  Unrealized gain (loss) beginning of year .........            296,864             54,847            152,747            11,448
  Unrealized gain (loss) end of year ...............            495,987            296,864             38,035           152,747
                                                       -----------------  -----------------  ----------------- -----------------

    Net change in unrealized gain (loss) for the year           199,123            242,017           (114,712)          141,299
                                                       -----------------  -----------------  ----------------- -----------------

Net increase (decrease) in net assets
    resulting from operations ......................            421,119            321,570            (24,286)          137,877
                                                       -----------------  -----------------  ----------------- -----------------




UNIT TRANSACTIONS:
Participant purchase payments.......................            132,424            309,962             73,515            93,337
Participant transfers from other Travelers accounts           3,543,109          1,883,785            780,528           487,956
Administrative charges .............................               (670)              (293)              (132)              (44)
Contract surrenders ................................           (806,248)          (107,166)          (320,904)          (34,942)
Participant transfers to other Travelers accounts ..           (423,238)          (296,258)          (199,574)          (20,169)
Other payments to participants .....................            (18,296)                 -                  -                 -
                                                       -----------------  -----------------  ----------------- -----------------

  Net increase (decrease) in net assets
    resulting from unit transactions ...............          2,427,081          1,790,030            333,433           526,138
                                                       -----------------  -----------------  ----------------- -----------------

    Net increase (decrease) in net assets ..........          2,848,200          2,111,600            309,147           664,015




NET ASSETS:
  Beginning of year ................................          2,592,537            480,937            935,364           271,349
                                                       -----------------  -----------------  ----------------- -----------------

  End of year ......................................     $    5,440,737     $    2,592,537     $    1,244,511    $      935,364
                                                       =================  =================  ================= =================


                                                              AIM CAPITAL APPRECIATION
                                                                     PORTFOLIO
                                                       --------------------------------------
                                                             2000                1999
                                                             ----                ----
INVESTMENT INCOME:
Dividends ..........................................     $     4,678,068    $              -
                                                       ------------------ -------------------

EXPENSES:
Insurance charges ..................................           2,048,873           1,588,745
Administrative fees ................................             289,729             224,407
                                                       ------------------ -------------------
    Net investment income (loss) ...................           2,339,466          (1,813,152)
                                                       ------------------ -------------------

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) from investment transactions:
  Proceeds from investments sold ...................          26,786,161          20,820,800
  Cost of investments sold .........................          14,111,193          14,764,384
                                                       ------------------ -------------------

    Net realized gain (loss) .......................          12,674,968           6,056,416
                                                       ------------------ -------------------

Change in unrealized gain (loss) on investments:
  Unrealized gain (loss) beginning of year .........          88,804,622          36,919,910
  Unrealized gain (loss) end of year ...............          55,059,286          88,804,622
                                                       ------------------ -------------------

    Net change in unrealized gain (loss) for the year        (33,745,336)         51,884,712
                                                       ------------------ -------------------

Net increase (decrease) in net assets
    resulting from operations ......................         (18,730,902)         56,127,976
                                                       ------------------ -------------------




UNIT TRANSACTIONS:
Participant purchase payments.......................           1,639,773           2,785,178
Participant transfers from other Travelers accounts           12,575,691           7,732,409
Administrative charges .............................             (23,941)            (27,744)
Contract surrenders ................................         (25,186,004)        (11,697,349)
Participant transfers to other Travelers accounts ..          (6,527,272)        (12,891,101)
Other payments to participants .....................          (1,977,185)         (1,957,153)
                                                       ------------------ -------------------

  Net increase (decrease) in net assets
    resulting from unit transactions ...............         (19,498,938)        (16,055,760)
                                                       ------------------ -------------------

    Net increase (decrease) in net assets ..........         (38,229,840)         40,072,216




NET ASSETS:
  Beginning of year ................................         188,944,527         148,872,311
                                                       ------------------ -------------------

  End of year ......................................     $   150,714,687    $    188,944,527
                                                       ================== ===================

      ALLIANCE GROWTH PORTFOLIO          INVESCO STRATEGIC INCOME PORTFOLIO         MFS TOTAL RETURN PORTFOLIO
--------------------------------------  ------------------------------------  --------------------------------------
      2000                1999                2000               1999                2000               1999
      ----                ----                ----               ----                ----               ----

  $    41,235,885     $    29,068,488     $    1,006,107     $      985,234     $     10,134,040    $    13,534,529
------------------  ------------------  -----------------  -----------------  ------------------- ------------------


        5,641,129           5,560,274            144,200            178,615            1,752,836          1,993,290
          794,084             782,214             20,128             24,939              246,290            279,666
------------------  ------------------  -----------------  -----------------  ------------------- ------------------
       34,800,672          22,726,000            841,779            781,680            8,134,914         11,261,573
------------------  ------------------  -----------------  -----------------  ------------------- ------------------




      101,193,872          59,874,193          4,248,691          4,318,803           36,919,052         24,664,454
       58,758,268          34,328,819          4,816,241          4,662,806           29,860,792         19,295,844
------------------  ------------------  -----------------  -----------------  ------------------- ------------------

       42,435,604          25,545,374           (567,550)          (344,003)           7,058,260          5,368,610
------------------  ------------------  -----------------  -----------------  ------------------- ------------------


      298,126,494         201,933,356         (1,553,873)          (552,961)          33,351,012         47,322,806
      118,824,385         298,126,494         (1,308,894)        (1,553,873)          41,023,718         33,351,012
------------------  ------------------  -----------------  -----------------  ------------------- ------------------

     (179,302,109)         96,193,138            244,979         (1,000,912)           7,672,706        (13,971,794)
------------------  ------------------  -----------------  -----------------  ------------------- ------------------


     (102,065,833)        144,464,512            519,208           (563,235)          22,865,880          2,658,389
------------------  ------------------  -----------------  -----------------  ------------------- ------------------





        3,641,103           7,698,209             84,390            170,308            1,176,205          4,005,456
       16,582,890          30,198,274            269,111            823,062            3,854,693          7,876,469
          (54,056)            (67,461)            (1,574)            (2,268)             (19,922)           (26,705)
      (87,191,911)        (47,914,434)        (3,145,155)        (2,114,534)         (25,656,731)       (14,253,009)
      (17,922,123)        (28,260,119)          (873,778)        (2,083,063)         (10,160,804)       (12,523,380)
       (8,265,273)         (5,697,405)          (161,293)          (203,152)          (3,726,357)        (3,633,950)
------------------  ------------------  -----------------  -----------------  ------------------- ------------------


      (93,209,370)        (44,042,936)        (3,828,299)        (3,409,647)         (34,532,916)       (18,555,119)
------------------  ------------------  -----------------  -----------------  ------------------- ------------------

     (195,275,203)        100,421,576         (3,309,091)        (3,972,882)         (11,667,036)       (15,896,730)





      597,353,547         496,931,971         14,916,784         18,889,666          175,452,604        191,349,334
------------------  ------------------  -----------------  -----------------  ------------------- ------------------

  $   402,078,344     $   597,353,547     $   11,607,693     $   14,916,784     $    163,785,568    $   175,452,604
==================  ==================  =================  =================  =================== ==================



 PUTNAM DIVERSIFIED INCOME PORTFOLIO
------------------------------------
      2000               1999
      ----               ----

  $    5,811,065     $    4,510,598
-----------------  -----------------


         725,315            862,527
         101,456            120,386
-----------------  -----------------
       4,984,294          3,527,685
-----------------  -----------------




      14,740,242         15,019,677
      15,538,926         14,869,259
-----------------  -----------------

        (798,684)           150,418
-----------------  -----------------


        (713,365)         3,132,201
      (5,970,179)          (713,365)
-----------------  -----------------

      (5,256,814)        (3,845,566)
-----------------  -----------------


      (1,071,204)          (167,463)
-----------------  -----------------





         301,524          1,205,440
       1,285,961          3,331,024
          (8,033)           (11,076)
      (9,341,058)        (7,546,912)
      (4,763,688)        (7,984,987)
        (843,490)        (1,281,087)
-----------------  -----------------


     (13,368,784)       (12,287,598)
-----------------  -----------------

     (14,439,988)       (12,455,061)





      74,825,175         87,280,236
-----------------  -----------------

  $   60,385,187     $   74,825,175
=================  =================

6. SCHEDULE OF FUND BD OPERATIONS AND CHANGES IN NET ASSETS
   FOR THE YEARS ENDED DECEMBER 31, 2000 AND 1999 (CONTINUED)


                                                             SMITH BARNEY HIGH INCOME          SMITH BARNEY INTERNATIONAL EQUITY
                                                                   PORTFOLIO                              PORTFOLIO
                                                       ------------------------------------  -------------------------------------
                                                             2000               1999               2000               1999
                                                             ----               ----               ----               ----
INVESTMENT INCOME:
Dividends ..........................................     $    5,372,876     $    5,156,238     $     1,028,195    $       433,496
                                                       -----------------  -----------------  ------------------ ------------------

EXPENSES:
Insurance charges ..................................            620,561            785,267           1,686,878          1,460,590
Administrative fees ................................             87,201            110,312             237,201            204,903
                                                       -----------------  -----------------  ------------------ ------------------
    Net investment income (loss) ...................          4,665,114          4,260,659            (895,884)        (1,231,997)
                                                       -----------------  -----------------  ------------------ ------------------

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) from investment transactions:
  Proceeds from investments sold ...................         20,536,679         14,094,789          61,848,541         49,479,344
  Cost of investments sold .........................         21,774,128         13,765,302          42,238,293         40,955,834
                                                       -----------------  -----------------  ------------------ ------------------

    Net realized gain (loss) .......................         (1,237,449)           329,487          19,610,248          8,523,510
                                                       -----------------  -----------------  ------------------ ------------------

Change in unrealized gain (loss) on investments:
  Unrealized gain (loss) beginning of year .........            677,951          4,343,991          84,695,263         14,593,076
  Unrealized gain (loss) end of year ...............         (8,008,892)           677,951          21,799,362         84,695,263
                                                       -----------------  -----------------  ------------------ ------------------

    Net change in unrealized gain (loss) for the
      year .........................................         (8,686,843)        (3,666,040)        (62,895,901)        70,102,187
                                                       -----------------  -----------------  ------------------ ------------------

Net increase (decrease) in net assets
    resulting from operations ......................         (5,259,178)           924,106         (44,181,537)        77,393,700
                                                       -----------------  -----------------  ------------------ ------------------




UNIT TRANSACTIONS:
Participant purchase payments ......................            188,783          1,357,968           1,486,538          1,254,880
Participant transfers from other Travelers accounts.          3,399,602          5,521,593          44,579,811         36,491,089
Administrative charges .............................             (7,218)            (9,711)            (17,714)           (21,054)
Contract surrenders ................................        (10,650,120)        (6,583,528)        (22,570,291)       (11,675,103)
Participant transfers to other Travelers accounts ..         (8,655,962)        (9,490,721)        (45,871,614)       (41,316,881)
Other payments to participants .....................         (1,175,133)        (1,187,157)         (2,152,708)        (1,859,812)
                                                       -----------------  -----------------  ------------------ ------------------

  Net increase (decrease) in net assets
    resulting from unit transactions ...............        (16,900,048)       (10,391,556)        (24,545,978)       (17,126,881)
                                                       -----------------  -----------------  ------------------ ------------------

    Net increase (decrease) in net assets ..........        (22,159,226)        (9,467,450)        (68,727,515)        60,266,819




NET ASSETS:
  Beginning of year ................................         68,376,775         77,844,225         190,552,177        130,285,358
                                                       -----------------  -----------------  ------------------ ------------------

  End of year ......................................     $   46,217,549     $   68,376,775     $   121,824,662    $   190,552,177
                                                       =================  =================  ================== ==================


                                                                 SMITH BARNEY LARGE
                                                           CAPITALIZATION GROWTH PORTFOLIO
                                                       ------------------------------------
                                                             2000               1999
                                                             ----               ----
INVESTMENT INCOME:
Dividends ..........................................     $       67,129     $      105,460
                                                       -----------------  -----------------

EXPENSES:
Insurance charges ..................................            545,047            350,784
Administrative fees ................................             77,478             50,271
                                                       -----------------  -----------------
    Net investment income (loss) ...................           (555,396)          (295,595)
                                                       -----------------  -----------------

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) from investment transactions:
  Proceeds from investments sold ...................          7,880,609          3,515,595
  Cost of investments sold .........................          6,152,655          2,994,834
                                                       -----------------  -----------------

    Net realized gain (loss) .......................          1,727,954            520,761
                                                       -----------------  -----------------

Change in unrealized gain (loss) on investments:
  Unrealized gain (loss) beginning of year .........         11,278,149          2,983,610
  Unrealized gain (loss) end of year ...............          5,977,968         11,278,149
                                                       -----------------  -----------------

    Net change in unrealized gain (loss) for the
      year .........................................         (5,300,181)         8,294,539
                                                       -----------------  -----------------

Net increase (decrease) in net assets
    resulting from operations ......................         (4,127,623)         8,519,705
                                                       -----------------  -----------------




UNIT TRANSACTIONS:
Participant purchase payments ......................          1,449,722          5,079,769
Participant transfers from other Travelers accounts.         12,942,165         24,129,864
Administrative charges .............................             (4,356)            (2,760)
Contract surrenders ................................         (7,790,488)        (2,259,819)
Participant transfers to other Travelers accounts ..         (3,062,391)        (4,634,262)
Other payments to participants .....................           (441,484)          (431,531)
                                                       -----------------  -----------------

  Net increase (decrease) in net assets
    resulting from unit transactions ...............          3,093,168         21,881,261
                                                       -----------------  -----------------

    Net increase (decrease) in net assets ..........         (1,034,455)        30,400,966




NET ASSETS:
  Beginning of year ................................         46,780,011         16,379,045
                                                       -----------------  -----------------

  End of year ......................................     $   45,745,556     $   46,780,011
                                                       =================  =================

    SMITH BARNEY LARGE CAP VALUE                SMITH BARNEY MONEY MARKET           SMITH BARNEY PACIFIC BASIN
             PORTFOLIO                                 PORTFOLIO                            PORTFOLIO
--------------------------------------   -----------------------------------   -----------------------------------
       2000               1999                 2000              1999                2000              1999
       ----               ----                 ----              ----                ----              ----

  $      5,498,325    $     6,565,234      $    3,318,493    $    2,964,766      $       36,897    $            -
------------------- ------------------   ----------------- -----------------   ----------------- -----------------


         1,609,911          1,918,496             598,097           673,085             123,001           116,586
           226,568            269,515              85,089            95,494              17,091            16,141
------------------- ------------------   ----------------- -----------------   ----------------- -----------------
         3,661,846          4,377,223           2,635,307         2,196,187            (103,195)         (132,727)
------------------- ------------------   ----------------- -----------------   ----------------- -----------------




        34,424,877         17,937,396          69,269,348        67,648,523           3,431,679         5,934,065
        27,016,905         13,296,900          69,269,348        67,648,523           2,806,316         5,028,934
------------------- ------------------   ----------------- -----------------   ----------------- -----------------

         7,407,972          4,640,496                   -                 -             625,363           905,131
------------------- ------------------   ----------------- -----------------   ----------------- -----------------


        36,874,351         47,723,730                   -                 -           7,642,936           489,713
        41,911,281         36,874,351                   -                 -          (1,327,252)        7,642,936
------------------- ------------------   ----------------- -----------------   ----------------- -----------------

         5,036,930        (10,849,379)                  -                 -          (8,970,188)        7,153,223
------------------- ------------------   ----------------- -----------------   ----------------- -----------------


        16,106,748         (1,831,660)          2,635,307         2,196,187          (8,448,020)        7,925,627
------------------- ------------------   ----------------- -----------------   ----------------- -----------------





         1,027,949          3,837,908           1,358,613         1,204,143             157,423           180,211
         4,212,882         11,324,990          76,398,256       101,187,051           1,690,051         6,288,176
           (16,743)           (22,792)             (6,065)           (7,372)             (1,340)           (1,818)
       (21,007,561)       (12,526,769)        (23,912,431)      (28,100,635)         (1,907,967)         (799,258)
       (13,667,699)       (10,164,159)        (67,330,274)      (76,664,186)         (1,603,609)       (5,672,150)
        (2,864,199)        (2,875,108)         (3,029,639)       (2,053,301)           (147,908)         (156,178)
------------------- ------------------   ----------------- -----------------   ----------------- -----------------


       (32,315,371)       (10,425,930)        (16,521,540)       (4,434,300)         (1,813,350)         (161,017)
------------------- ------------------   ----------------- -----------------   ----------------- -----------------

       (16,208,623)       (12,257,590)        (13,886,233)       (2,238,113)        (10,261,370)        7,764,610





       166,526,613        178,784,203          63,200,178        65,438,291          16,452,740         8,688,130
------------------- ------------------   ----------------- -----------------   ----------------- -----------------

  $    150,317,990    $   166,526,613      $   49,313,945    $   63,200,178      $    6,191,370    $   16,452,740
=================== ==================   ================= =================   ================= =================





     TRAVELERS MANAGED INCOME
              PORTFOLIO
------------------------------------
      2000               1999
      ----               ----

  $      907,056     $      883,452
-----------------  -----------------


         270,447            310,197
          37,803             43,560
-----------------  -----------------
         598,806            529,695
-----------------  -----------------




       7,162,128          8,300,321
       6,959,106          7,994,165
-----------------  -----------------

         203,022            306,156
-----------------  -----------------


         604,709          1,543,386
       1,377,545            604,709
-----------------  -----------------

         772,836           (938,677)
-----------------  -----------------


       1,574,664           (102,826)
-----------------  -----------------





         145,780            341,711
       1,757,897          5,139,192
          (2,496)            (3,290)
      (4,167,885)        (2,565,352)
      (2,923,856)        (6,032,740)
        (365,620)          (678,528)
-----------------  -----------------


      (5,556,180)        (3,799,007)
-----------------  -----------------

      (3,981,516)        (3,901,833)





      27,963,490         31,865,323
-----------------  -----------------

  $   23,981,974     $   27,963,490
=================  =================

6. SCHEDULE OF FUND BD OPERATIONS AND CHANGES IN NET ASSETS
   FOR THE YEARS ENDED DECEMBER 31, 2000 AND 1999 (CONTINUED)



                                                             VAN KAMPEN ENTERPRISE PORTFOLIO                   COMBINED
                                                          ------------------------------------ -----------------------------------
                                                               2000              1999                 2000               1999
                                                               ----              ----                 ----               ----
INVESTMENT INCOME:
Dividends ..........................................       $ 23,579,165      $   3,237,854       $   123,254,763   $    78,178,247
                                                           ------------      -------------       ---------------   ---------------


EXPENSES:
Insurance charges ..................................          2,033,677          1,912,290            21,038,990        20,407,360
Administrative fees ................................            284,764            267,699             2,961,378         2,869,446
                                                           ------------      -------------       ---------------   ---------------
      Net investment income (loss) .................         21,260,724          1,057,865            99,254,395        54,901,441
                                                           ------------      -------------       ---------------   ---------------

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
   GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) from investment transactions:
   Proceeds from investments sold ..................         35,299,085         22,930,165           479,710,673       347,230,942
   Cost of investments sold ........................         21,494,360         14,326,874           360,773,094       280,104,747
                                                           ------------      -------------       ---------------   ---------------

      Net realized gain (loss) .....................         13,804,725          8,603,291           118,937,579        67,126,195
                                                           ------------      -------------       ---------------   ---------------

Change in unrealized gain (loss) on investments:
   Unrealized gain (loss) beginning of year ........         92,837,423         62,055,498           752,580,022       461,385,600
   Unrealized gain (loss) end of year ..............         31,244,133         92,837,423           376,802,888       752,580,022
                                                           ------------      -------------       ---------------   ---------------

      Net change in unrealized gain (loss) for the
        year .......................................        (61,593,290)        30,781,925          (375,777,134)      291,194,422
                                                           ------------      -------------       ---------------   ---------------

Net increase (decrease) in net assets resulting from
      operations ...................................        (26,527,841)        40,443,081          (157,585,160)      413,222,058
                                                           ------------      -------------       ---------------   ---------------




UNIT TRANSACTIONS:
Participant purchase payments ......................          1,388,743          3,139,087            17,397,390        39,426,756
Participant transfers from other Travelers accounts.          7,828,821          9,979,474           218,923,898       282,181,989
Administrative charges .............................            (18,794)           (21,842)             (217,759)         (264,567)
Contract surrenders ................................        (31,281,623)       (17,333,502)         (316,345,609)     (183,018,799)
Participant transfers to other Travelers accounts ..         (5,351,623)       (10,493,710)         (206,132,510)     (248,621,390)
Other payments to participants .....................         (3,635,355)        (2,589,847)          (33,148,900)      (27,436,082)
                                                           ------------      -------------       ---------------   ---------------

   Net increase (decrease) in net assets
      resulting from unit transactions .............        (31,069,831)       (17,320,340)         (319,523,490)     (137,732,093)
                                                           ------------      -------------       ---------------   ---------------

      Net increase (decrease) in net assets ........        (57,597,672)        23,122,741          (477,108,650)      275,489,965




NET ASSETS:
   Beginning of year ...............................        200,788,452        177,665,711         2,136,407,568     1,860,917,603
                                                           ------------      -------------       ---------------   ---------------

   End of year .....................................       $143,190,780      $ 200,788,452       $ 1,659,298,918   $ 2,136,407,568
                                                           ============      =============       ===============   ===============

7.  SCHEDULE OF ACCUMULATION AND ANNUITY UNITS FOR FUND BD
    FOR THE YEARS ENDED DECEMBER 31, 2000 AND 1999






                                                          SMALL CAP PORTFOLIO                     TOTAL RETURN PORTFOLIO
                                                -----------------------------------   --------------------------------------
                                                       2000                1999                 2000                 1999
                                                       ----                ----                 ----                 ----
Accumulation and annuity units
   beginning of year .........................       2,431,423           1,074,331         75,668,264            85,121,628
Accumulation units purchased and
   transferred from other Travelers
   accounts ..................................       2,795,056           1,944,582          2,133,036             3,498,626
Accumulation units redeemed and
   transferred to other Travelers
   accounts ..................................      (1,167,591)           (587,490)       (13,702,643)          (12,954,629)
Annuity units ................................               -                   -               (290)                2,639
                                                ---------------   -----------------   ----------------   -------------------
Accumulation and annuity units
   end of year ...............................       4,058,888           2,431,423         64,098,367            75,668,264
                                                ===============   =================   ================   ===================


                                                         TOTAL RETURN FUND                        INVESTORS FUND
                                                -----------------------------------   --------------------------------------
                                                       2000                1999                 2000                 1999
                                                       ----                ----                 ----                 ----
Accumulation and annuity units
   beginning of year .........................         885,137             467,211          2,017,005               780,158
Accumulation units purchased and
   transferred from other Travelers
   accounts ..................................         204,946             464,462            662,011             1,566,713
Accumulation units redeemed and
   transferred to other Travelers
   accounts ..................................        (130,162)            (46,535)          (526,979)             (329,866)
Annuity units ................................          (1,774)                  -                  -                     -
                                                ---------------   -----------------   ----------------   -------------------
Accumulation and annuity units
   end of year ...............................         958,147             885,137          2,152,037             2,017,005
                                                ===============   =================   ================   ===================


                                                 CONSERVATIVE PORTFOLIO - CLASS A           GROWTH PORTFOLIO - CLASS A
                                                -----------------------------------   --------------------------------------
                                                       2000                1999                 2000                 1999
                                                       ----                ----                 ----                 ----
Accumulation and annuity units
   beginning of year .........................       1,544,694           1,649,688          5,334,895             4,973,821
Accumulation units purchased and
   transferred from other Travelers
   accounts ..................................           6,929             182,132            102,513               745,981
Accumulation units redeemed and
   transferred to other Travelers
   accounts ..................................        (374,709)           (287,126)          (647,543)             (384,907)
Annuity units ................................               -                   -                  -                     -
                                                ---------------   -----------------   ----------------   -------------------
Accumulation and annuity units
   end of year ...............................       1,176,914           1,544,694          4,789,865             5,334,895
                                                ===============   =================   ================   ===================




                                                             EQUITY INDEX PORTFOLIO -
                                                                 CLASS II SHARES
                                                --------------------------------------------
                                                           2000                 1999
                                                           ----                 ----
Accumulation and annuity units
   beginning of year .........................           1,819,898                        -
Accumulation units purchased and
   transferred from other Travelers
   accounts ..................................           1,096,775                1,973,345
Accumulation units redeemed and
   transferred to other Travelers
   accounts ..................................            (719,610)                (153,447)
Annuity units ................................                   -                        -
                                                ------------------     ---------------------
Accumulation and annuity units
   end of year ...............................           2,197,063                1,819,898
                                                ==================     =====================


                                                         BALANCED PORTFOLIO - CLASS A
                                                --------------------------------------------
                                                           2000                 1999
                                                           ----                 ----
Accumulation and annuity units
   beginning of year .........................           4,880,967                5,181,432
Accumulation units purchased and
   transferred from other Travelers
   accounts ..................................             120,668                  359,692
Accumulation units redeemed and
   transferred to other Travelers
   accounts ..................................            (559,048)                (551,291)
Annuity units ................................            (103,065)                (108,866)
                                                ------------------     ---------------------
Accumulation and annuity units
   end of year ...............................          4,339,522                 4,880,967
                                                ==================     =====================


                                                       HIGH GROWTH PORTFOLIO - CLASS A
                                                --------------------------------------------
                                                           2000                 1999
                                                           ----                 ----
Accumulation and annuity units
   beginning of year .........................           1,126,430                1,049,685
Accumulation units purchased and
   transferred from other Travelers
   accounts ..................................              17,964                  183,685
Accumulation units redeemed and
   transferred to other Travelers
   accounts ..................................            (211,092)                (106,940)
Annuity units ................................                   -                        -
                                                ------------------     ---------------------
Accumulation and annuity units
   end of year ...............................             933,302                1,126,430
                                                ==================     =====================

7.  SCHEDULE OF ACCUMULATION AND ANNUITY UNITS FOR FUND BD
    FOR THE YEARS ENDED DECEMBER 31, 2000 AND 1999 (CONTINUED)



                                                   INCOME PORTFOLIO - CLASS A                 MFS EMERGING GROWTH PORTFOLIO
                                              -------------------------------------   ------------------------------------------
                                                     2000                   1999                  2000                  1999
                                                     ----                   ----                  ----                  ----
Accumulation and annuity units
   beginning of year .......................         995,902               937,010             34,878,055            31,278,726
Accumulation units purchased and
   transferred from other Travelers
   accounts ................................           2,791               224,840              5,590,690             9,123,165
Accumulation units redeemed and
   transferred to other Travelers
   accounts ................................        (240,173)             (165,948)            (7,934,629)           (5,522,107)
Annuity units ..............................               -                     -                 (6,266)               (1,729)
                                              ---------------   -------------------   --------------------   -------------------
Accumulation and annuity units
   end of year .............................         758,520               995,902             32,527,850            34,878,055
                                              ===============   ===================   ====================   ===================


                                                    STRATEGIC STOCK PORTFOLIO                  CONVERTIBLE BOND PORTFOLIO
                                              -------------------------------------   ------------------------------------------
                                                     2000                   1999                  2000                  1999
                                                     ----                   ----                  ----                  ----
Accumulation and annuity units
   beginning of year .......................         930,742               660,980                807,942               273,077
Accumulation units purchased and
   transferred from other Travelers
   accounts ................................         213,996               448,216                761,550               680,364
Accumulation units redeemed and
   transferred to other Travelers
   accounts ................................        (353,122)             (178,454)              (260,238)             (145,499)
Annuity units ..............................               -                     -                      -                     -
                                              ---------------   -------------------   --------------------   -------------------
Accumulation and annuity units
   end of year .............................         791,616               930,742              1,309,254               807,942
                                              ===============   ===================   ====================   ===================


                                              DISCIPLINED SMALL CAP STOCK PORTFOLIO        AIM CAPITAL APPRECIATION PORTFOLIO
                                              -------------------------------------   ------------------------------------------
                                                     2000                   1999                  2000                  1999
                                                     ----                   ----                  ----                  ----
Accumulation and annuity units
   beginning of year .......................         877,874               302,985             95,876,031           106,697,421
Accumulation units purchased and
   transferred from other Travelers
   accounts ................................         767,891               634,961              6,767,747             7,152,618
Accumulation units redeemed and
   transferred to other Travelers
   accounts ................................        (487,278)              (60,072)           (16,260,258)          (17,977,173)
Annuity units ..............................               -                     -                   (359)                3,165
                                              ---------------   -------------------   --------------------   -------------------
Accumulation and annuity units
   end of year .............................       1,158,487               877,874             86,383,161            95,876,031
                                              ===============   ===================   ====================   ===================



                                                          MFS RESEARCH PORTFOLIO
                                              ------------------------------------------
                                                          2000                  1999
                                                          ----                  ----
Accumulation and annuity units
   beginning of year .......................            5,058,034             2,392,455
Accumulation units purchased and
   transferred from other Travelers
   accounts ................................            2,134,468             3,442,239
Accumulation units redeemed and
   transferred to other Travelers
   accounts ................................           (1,892,338)             (776,660)
Annuity units ..............................                    -                     -
                                              --------------------  --------------------
Accumulation and annuity units
   end of year .............................            5,300,164             5,058,034
                                              ====================  ====================

                                                        DISCIPLINED MID CAP STOCK
                                                               PORTFOLIO
                                              ------------------------------------------
                                                          2000                  1999
                                                          ----                  ----
Accumulation and annuity units
   beginning of year .......................            2,173,345               451,951
Accumulation units purchased and
   transferred from other Travelers
   accounts ................................            2,728,398             2,093,654
Accumulation units redeemed and
   transferred to other Travelers
   accounts ................................             (941,358)             (372,260)
Annuity units ..............................                    -                     -
                                              --------------------  --------------------
Accumulation and annuity units
   end of year .............................            3,960,385             2,173,345
                                              ====================  ====================


                                                        ALLIANCE GROWTH PORTFOLIO
                                              ------------------------------------------
                                                          2000                  1999
                                                          ----                  ----
Accumulation and annuity units
   beginning of year .......................          157,804,274           171,524,378
Accumulation units purchased and
   transferred from other Travelers
   accounts ................................            5,543,875            12,229,883
Accumulation units redeemed and
   transferred to other Travelers
   accounts ................................          (31,881,652)          (25,950,720)
Annuity units ..............................               (4,354)                  733
                                              --------------------  --------------------
Accumulation and annuity units
   end of year .............................          131,462,143           157,804,274
                                              ====================  ====================

7.  SCHEDULE OF ACCUMULATION AND ANNUITY UNITS FOR FUND BD
    FOR THE YEARS ENDED DECEMBER 31, 2000 AND 1999 (CONTINUED)





                                                INVESCO STRATEGIC INCOME PORTFOLIO            MFS TOTAL RETURN PORTFOLIO
                                               ------------------------------------      -------------------------------------
                                                      2000                1999                  2000                1999
                                                      ----                ----                  ----                ----
Accumulation and annuity units
   beginning of year .......................        11,341,563          13,930,153            95,344,470          105,426,134
Accumulation units purchased and
   transferred from other Travelers
   accounts ................................           267,865             746,474             2,669,863            6,489,936
Accumulation units redeemed and
   transferred to other Travelers
   accounts ................................        (3,155,271)         (3,334,339)          (20,785,631)         (16,571,031)
Annuity units ..............................            (1,177)               (725)               (1,368)                (569)
                                               ----------------   -----------------      -----------------   -----------------
Accumulation and annuity units
   end of year .............................         8,452,980          11,341,563            77,227,334           95,344,470
                                               ================   =================      =================   =================


                                                       SMITH BARNEY HIGH INCOME                 SMITH BARNEY INTERNATIONAL
                                                              PORTFOLIO                             EQUITY PORTFOLIO
                                               ----------------------------------------  -------------------------------------
                                                      2000                1999                  2000                1999
                                                      ----                ----                  ----                ----
Accumulation and annuity units
   beginning of year .......................        46,566,629          53,729,738            88,278,755          100,024,885
Accumulation units purchased and
   transferred from other Travelers
   accounts ................................         2,503,800           4,731,059            24,027,527           26,835,543
Accumulation units redeemed and
   transferred to other Travelers
   accounts ................................       (14,403,642)        (11,887,419)          (37,360,310)         (38,580,853)
Annuity units ..............................           (21,256)             (6,749)                 (384)                (820)
                                               ----------------   -----------------      -----------------   -----------------
Accumulation and annuity units
   end of year .............................        34,645,531          46,566,629            74,945,588           88,278,755
                                               ================   =================      =================   =================


                                                     SMITH BARNEY LARGE CAP VALUE               SMITH BARNEY MONEY MARKET
                                                              PORTFOLIO                                PORTFOLIO
                                               ----------------------------------------  -------------------------------------
                                                      2000                1999                  2000                1999
                                                      ----                ----                  ----                ----
Accumulation and annuity units
   beginning of year .......................        81,317,223          86,307,915            51,661,545           55,383,388
Accumulation units purchased and
   transferred from other Travelers
   accounts ................................         2,567,083           7,074,966            62,397,581           85,337,836
Accumulation units redeemed and
   transferred to other Travelers
   accounts ................................       (18,196,906)        (12,063,815)          (75,595,595)         (89,058,967)
Annuity units ..............................            (7,787)             (1,843)                 (678)                (712)
                                               ----------------   -----------------      -----------------   -----------------
Accumulation and annuity units
   end of year .............................        65,679,613          81,317,223            38,462,853           51,661,545
                                               ================   =================      =================   =================


                                               PUTNAM DIVERSIFIED INCOME PORTFOLIO
                                               ------------------------------------
                                                      2000               1999
                                                      ----               ----
Accumulation and annuity units
   beginning of year .......................         56,655,172         66,006,196
Accumulation units purchased and
   transferred from other Travelers
   accounts ................................          1,209,472          3,436,663
Accumulation units redeemed and
   transferred to other Travelers
   accounts ................................        (11,404,747)       (12,785,745)
Annuity units ..............................             (2,204)            (1,942)
                                               -----------------   ----------------
Accumulation and annuity units
   end of year .............................         46,457,693         56,655,172
                                               =================   ================


                                                          SMITH BARNEY LARGE
                                                   CAPITALIZATION GROWTH PORTFOLIO
                                               ---------------------------------------
                                                      2000               1999
                                                      ----               ----
Accumulation and annuity units
   beginning of year .......................         29,267,898         13,246,680
Accumulation units purchased and
   transferred from other Travelers
   accounts ................................          8,838,217         21,263,338
Accumulation units redeemed and
   transferred to other Travelers
   accounts ................................         (6,969,861)        (5,242,120)
Annuity units ..............................             (1,535)                 -
                                               -----------------   ----------------
Accumulation and annuity units
   end of year .............................         31,134,719         29,267,898
                                               =================   ================


                                                      SMITH BARNEY PACIFIC BASIN
                                                              PORTFOLIO
                                               ---------------------------------------
                                                      2000               1999
                                                      ----               ----
Accumulation and annuity units
   beginning of year .......................         11,500,907         11,743,799
Accumulation units purchased and
   transferred from other Travelers
   accounts ................................          1,482,158          7,555,066
Accumulation units redeemed and
   transferred to other Travelers
   accounts ................................         (3,654,672)        (7,797,615)
Annuity units ..............................               (545)              (343)
                                               -----------------   ----------------
Accumulation and annuity units
   end of year .............................          9,327,848         11,500,907
                                               =================   ================

7.  SCHEDULE OF ACCUMULATION AND ANNUITY UNITS FOR FUND BD
    FOR THE YEARS ENDED DECEMBER 31, 2000 AND 1999 (CONTINUED)



                                              TRAVELERS MANAGED INCOME         VAN KAMPEN ENTERPRISE
                                                     PORTFOLIO                       PORTFOLIO
                                          -------------------------------  ------------------------------
                                                2000            1999            2000           1999
                                                ----            ----            ----           ----
Accumulation and annuity units
   beginning of year .................        21,484,375      24,387,141      62,197,613      68,463,079
Accumulation units purchased and
   transferred from other Travelers
   accounts ..........................         1,433,176       4,218,566       2,813,474       4,842,892
Accumulation units redeemed and
   transferred to other Travelers
   accounts ..........................        (5,628,021)     (7,121,332)    (12,408,800)    (11,110,663)
Annuity units ........................                 -               -            (972)          2,305
                                          ---------------  --------------  --------------  --------------
Accumulation and annuity units
   end of year .......................        17,289,530      21,484,375      52,601,315      62,197,613
                                          ===============  ==============  ==============  ==============


                                                      COMBINED
                                          --------------------------------
                                               2000             1999
                                               ----             ----
Accumulation and annuity units
   beginning of year .................      950,727,062     1,013,466,045
Accumulation units purchased and
   transferred from other Travelers
   accounts ..........................      141,861,520       219,481,496
Accumulation units redeemed and
   transferred to other Travelers
   accounts ..........................     (287,853,879)     (282,105,023)
Annuity units ........................         (154,014)         (115,456)
                                          --------------  ----------------
Accumulation and annuity units
   end of year .......................      804,580,689       950,727,062
                                          ==============  ================

                          INDEPENDENT AUDITORS' REPORT



The Board of Directors of The Travelers Insurance Company and
Owners of Variable Annuity Contracts of The Travelers Fund BD for Variable
Annuities:


We have audited the accompanying statement of assets and liabilities of The Travelers Fund BD for Variable Annuities (comprised of the sub-accounts listed in note 1) (collectively, "the Account") as of December 31, 2000, and the related statement of operations for the year then ended and the statement of changes in net assets for each of the years in the two-year period then ended. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of shares owned as of December 31, 2000, by correspondence with the underlying funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2000, the results of its operations for the year then ended and the changes in its net assets for each of the years in the two-year period then ended, in conformity with accounting principles generally accepted in the United States of America.


                                 /s/ KPMG LLP


Hartford, Connecticut
February 15, 2001

                              Independent Auditors
                                    KPMG LLP
                              Hartford, Connecticut









This report is prepared for the general information of contract owners and is not an offer of units of The Travelers Fund BD for Variable Annuities or shares of Fund BD's underlying funds. It should not be used in connection with any offer except in conjunction with the Prospectus for The Travelers Fund BD for Variable Annuities product(s) offered by The Travelers Insurance Company and the Prospectuses of the underlying funds, which collectively contain all pertinent information, including the applicable sales commissions.

                          INDEPENDENT AUDITORS' REPORT


The Board of Directors and Shareholder
The Travelers Insurance Company:

We have audited the accompanying consolidated balance sheets of The Travelers Insurance Company and subsidiaries as of December 31, 2000 and 1999, and the related consolidated statements of income, changes in retained earnings and accumulated other changes in equity from non-owner sources and cash flows for each of the years in the three-year period ended December 31, 2000. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of The Travelers Insurance Company and subsidiaries as of December 31, 2000 and 1999, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2000, in conformity with accounting principles generally accepted in the United States of America.


/s/ KPMG LLP
Hartford, Connecticut
January 16, 2001

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                        CONSOLIDATED STATEMENTS OF INCOME
                                 ($ in millions)




FOR THE YEAR ENDED DECEMBER 31,                             2000     1999      1998
                                                            ----     ----      ----
REVENUES
Premiums                                                  $1,966    $1,728    $1,727
Net investment income                                      2,730     2,506     2,185
Realized investment gains (losses)                           (77)      113       149
Fee income                                                   505       432       370
Other revenues                                               130        89        70
------------------------------------------------------------------------------------
   Total Revenues                                          5,254     4,868     4,501
------------------------------------------------------------------------------------

BENEFITS AND EXPENSES
Current and future insurance benefits                      1,752     1,505     1,462
Interest credited to contractholders                       1,038       937       876
Amortization of deferred acquisition costs                   347       315       275
General and administrative expenses                          463       519       505
------------------------------------------------------------------------------------
   Total Benefits and Expenses                             3,600     3,276     3,118
------------------------------------------------------------------------------------

Income before federal income taxes                         1,654     1,592     1,383
------------------------------------------------------------------------------------

Federal income taxes
   Current                                                   462       409       442
   Deferred                                                   89       136        39
------------------------------------------------------------------------------------
   Total Federal Income Taxes                                551       545       481
------------------------------------------------------------------------------------
Net income                                                $1,103    $1,047      $902
====================================================================================


                   See Notes to Consolidated Financial Statements.

                  THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                           CONSOLIDATED BALANCE SHEETS
                                 ($ in millions)



DECEMBER 31,                                                        2000      1999
-------------------------------------------------------------------------------------
ASSETS
Fixed maturities, available for sale at fair value
    (including $1,494 at December 31, 2000 subject
    to securities lending agreements)                              $26,812  $23,866
Equity securities, at fair value                                       592      784
Mortgage loans                                                       2,187    2,285
Real estate held for sale                                               31      236
Policy loans                                                         1,249    1,258
Short-term securities                                                2,136    1,283
Trading securities, at fair value                                    1,870    1,678
Other invested assets                                                2,356    2,098
-------------------------------------------------------------------------------------
   Total Investments                                                37,233   33,488
-------------------------------------------------------------------------------------
Cash                                                                   150       85
Investment income accrued                                              442      395
Premium balances receivable                                             97      109
Reinsurance recoverables                                             3,977    3,234
Deferred acquisition costs                                           2,989    2,688
Separate and variable accounts                                      24,006   22,199
Other assets                                                         1,399    1,333
-------------------------------------------------------------------------------------
   Total Assets                                                    $70,293  $63,531
-------------------------------------------------------------------------------------
LIABILITIES
Contractholder funds                                               $19,394  $17,567
Future policy benefits and claims                                   13,300   12,563
Separate and variable accounts                                      23,994   22,194
Deferred federal income taxes                                          284       23
Trading securities sold not yet purchased, at fair value             1,109    1,098
Other liabilities                                                    3,818    2,466
-------------------------------------------------------------------------------------
   Total Liabilities                                                61,899   55,911
-------------------------------------------------------------------------------------
SHAREHOLDER'S EQUITY
Common stock, par value $2.50; 40 million shares authorized,
  issued and outstanding                                               100      100
Additional paid-in capital                                           3,848    3,819
Retained earnings                                                    4,342    4,099
Accumulated other changes in equity from non-owner sources             104     (398)
-------------------------------------------------------------------------------------
   Total Shareholder's Equity                                        8,394    7,620
-------------------------------------------------------------------------------------
   Total Liabilities and Shareholder's Equity                      $70,293  $63,531
=====================================================================================


                   See Notes to Consolidated Financial Statements.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
     CONSOLIDATED STATEMENTS OF CHANGES IN RETAINED EARNINGS AND ACCUMULATED
                 OTHER CHANGES IN EQUITY FROM NON-OWNER SOURCES
                                 ($ in millions)



STATEMENTS OF CHANGES IN RETAINED EARNINGS           2000        1999         1998
------------------------------------------------------------------------------------
Balance, beginning of year                         $ 4,099      $ 3,602      $2,810
Net income                                           1,103        1,047         902
Dividends to parent                                    860          550         110
------------------------------------------------------------------------------------
Balance, end of year                               $ 4,342      $ 4,099      $3,602
====================================================================================

STATEMENTS OF ACCUMULATED OTHER CHANGES
IN EQUITY FROM NON-OWNER SOURCES
------------------------------------------------------------------------------------
Balance, beginning of year                         $  (398)     $   598      $  535
Unrealized gains (losses), net of tax                  502         (996)         62
Foreign currency translation, net of tax                 0            0           1
------------------------------------------------------------------------------------
Balance, end of year                               $   104      $  (398)     $  598
====================================================================================

SUMMARY OF CHANGES IN EQUITY
FROM NON-OWNER SOURCES
------------------------------------------------------------------------------------
Net Income                                         $ 1,103      $ 1,047      $  902
Other changes in equity from non-owner sources         502         (996)         63
------------------------------------------------------------------------------------
Total changes in equity from non-owner sources     $ 1,605      $    51      $  965
====================================================================================


                 See Notes to Consolidated Financial Statements.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                      CONSOLIDATED STATEMENTS OF CASH FLOWS
                           INCREASE (DECREASE) IN CASH
                                 ($ in millions)



FOR THE YEAR ENDED DECEMBER 31,                               2000          1999          1998
-------------------------------------------------------------------------------------------------
CASH FLOWS FROM OPERATING ACTIVITIES
   Premiums collected                                       $  1,986      $  1,715      $  1,763
   Net investment income received                              2,489         2,365         2,021
   Other revenues received                                       865           537           419
   Benefits and claims paid                                   (1,193)       (1,094)       (1,127)
   Interest credited to contractholders                       (1,046)         (958)         (918)
   Operating expenses paid                                      (970)       (1,013)         (751)
   Income taxes paid                                            (490)         (393)         (506)
   Trading account investments purchases, net                   (143)          (80)          (38)
   Other                                                        (258)         (104)           12
-------------------------------------------------------------------------------------------------
      Net Cash Provided by Operating Activities                1,240           975           875
-------------------------------------------------------------------------------------------------

CASH FLOWS FROM INVESTING ACTIVITIES
   Proceeds from maturities of investments
      Fixed maturities                                         4,257         4,103         2,608
      Mortgage loans                                             380           662           722
   Proceeds from sales of investments
      Fixed maturities                                        10,840        12,562        13,390
      Equity securities                                          397           100           212
      Real estate held for sale                                  244           219            53
   Purchases of investments
      Fixed maturities                                       (17,836)      (18,129)      (18,072)
      Equity securities                                           (7)         (309)         (194)
      Mortgage loans                                            (264)         (470)         (457)
   Policy loans, net                                               9           599            15
   Short-term securities (purchases) sales, net                 (810)          316          (495)
   Other investments purchases, net                             (461)         (413)         (550)
   Securities transactions in course of settlement, net          944          (463)          192
-------------------------------------------------------------------------------------------------
   Net Cash Used in Investing Activities                      (2,307)       (1,223)       (2,576)
-------------------------------------------------------------------------------------------------

CASH FLOWS FROM FINANCING ACTIVITIES
   Contractholder fund deposits                                6,022         5,764         4,383
   Contractholder fund withdrawals                            (4,030)       (4,946)       (2,565)
   Dividends to parent company                                  (860)         (550)         (110)
-------------------------------------------------------------------------------------------------
      Net Cash Provided by Financing Activities                1,132           268         1,708
-------------------------------------------------------------------------------------------------
Net increase in cash                                              65            20             7
Cash at December 31, previous year                                85            65            58
-------------------------------------------------------------------------------------------------
Cash at December 31, current year                           $    150      $     85      $     65
=================================================================================================


                 See Notes to Consolidated Financial Statements.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS


1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

   Significant accounting policies used in the preparation of the accompanying financial statements follow.

   BASIS OF PRESENTATION

   The Travelers Insurance Company (TIC, together with its subsidiaries, the Company), is a wholly owned subsidiary of The Travelers Insurance Group Inc.
   (TIGI), an indirect wholly owned subsidiary of Citigroup Inc. (Citigroup), a diversified holding company whose businesses provide a broad range of financial services to consumer and corporate customers around the world. The consolidated financial statements include the accounts of the Company and its insurance and non-insurance subsidiaries on a fully consolidated basis. The primary insurance entities of the Company are TIC and its subsidiaries, The Travelers Life and Annuity Company (TLAC), Primerica Life Insurance Company (Primerica Life), and its subsidiaries, Primerica Life Insurance Company of Canada, CitiLife Financial Limited (CitiLife) and National Benefit Life Insurance Company (NBL). Significant intercompany transactions and balances have been eliminated.

   The financial statements and accompanying footnotes of the Company are prepared in conformity with generally accepted accounting principles in the United States of America (GAAP). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and benefits and expenses during the reporting period. Actual results could differ from those estimates.

   Certain prior year amounts have been reclassified to conform to the 2000 presentation.

   ACCOUNTING CHANGES

   ACCOUNTING FOR TRANSFERS AND SERVICING OF FINANCIAL ASSETS AND
   EXTINGUISHMENTS OF LIABILITIES

   In September 2000, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities, a replacement of FASB Statement No. 125" (FAS 140). Provisions of FAS 140 primarily relating to transfers of financial assets and securitizations that differ from provisions of FAS 125 are effective for transfers taking place after March 31, 2001. Special purpose entities (SPEs) used in securitizations that are currently qualifying SPEs under FAS 125 will continue to be treated as qualifying SPEs so long as they issue no new beneficial interests and accept no new asset transfers after March 31, 2001, other than transfers committed to prior to that date. Under FAS 140 qualifying SPEs are not consolidated by the transferor. It is not expected that there will be a significant effect on the Company's results of operations, financial condition or liquidity relating to a change in consolidation status for existing qualifying SPEs under FAS 140. FAS 140 also amends the accounting for collateral and requires new disclosures for collateral, securitizations, and retained interests in securitizations. These provisions are effective for financial statements for fiscal years ending after December 15, 2000. The accounting for collateral, as amended, requires
   (a) certain assets pledged as collateral to be separately reported in the consolidated balance sheet from assets not so encumbered and (b) disclosure of assets pledged as collateral that have not been reclassified and separately reported. The change in accounting for collateral did not have a significant effect on the Company's results of operations, financial condition or liquidity. See Note 4.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


   ACCOUNTING FOR THE COSTS OF COMPUTER SOFTWARE DEVELOPED OR OBTAINED FOR INTERNAL USE

   During the third quarter of 1998, the Company adopted the Accounting Standards Executive Committee of the American Institute of Certified Public Accountants' (AcSEC) Statement of Position 98-1, "Accounting for the Costs of Computer Software Developed or Obtained for Internal Use" (SOP 98-1). SOP 98-1 provides guidance on accounting for the costs of computer software developed or obtained for internal use and for determining when specific costs should be capitalized or expensed. The adoption of SOP 98-1 did not have a material impact on the Company's financial condition, results of operations or liquidity.

   ACCOUNTING POLICIES

   INVESTMENTS
   Fixed maturities include bonds, notes and redeemable preferred stocks. Fixed maturities are classified as "available for sale" and are reported at fair value, with unrealized investment gains and losses, net of income taxes, charged or credited directly to shareholder's equity. Fair values of investments in fixed maturities are based on quoted market prices or dealer quotes or, if these are not available, discounted expected cash flows using market rates commensurate with the credit quality and maturity of the investment. Also included in fixed maturities are loan-backed and structured securities, which are amortized using the retrospective method. The effective yield used to determine amortization is calculated based upon actual historical and projected future cash flows, which are obtained from a widely accepted securities data provider.

   Equity securities, which include common and non-redeemable preferred stocks, are classified as "available for sale" and carried at fair value based primarily on quoted market prices. Changes in fair values of equity securities are charged or credited directly to shareholder's equity, net of income taxes.

   Mortgage loans are carried at amortized cost. A mortgage loan is considered impaired when it is probable that the Company will be unable to collect principal and interest amounts due. For mortgage loans that are determined to be impaired, a reserve is established for the difference between the amortized cost and fair market value of the underlying collateral. In estimating fair value, the Company uses interest rates reflecting the higher returns required in the current real estate financing market. Impaired loans were insignificant at December 31, 2000 and 1999.

   Real estate held for sale is carried at the lower of cost or fair value less estimated cost to sell. Fair value of foreclosed properties is established at the time of foreclosure by internal analysis or external appraisers, using discounted cash flow analyses and other accepted techniques. Thereafter, an allowance for losses on real estate held for sale is established if the carrying value of the property exceeds its current fair value less estimated costs to sell. There was no such allowance at December 31, 2000 and 1999.

   Policy loans are carried at the amount of the unpaid balances that are not in excess of the net cash surrender values of the related insurance policies. The carrying value of policy loans, which have no defined maturities, is considered to be fair value.

   Short-term securities, consisting primarily of money market instruments and other debt issues purchased with a maturity of less than one year, are carried at amortized cost, which approximates market.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


   Trading securities and related liabilities are normally held for periods less than six months. These investments are marked to market with the change recognized in net investment income during the current period.

   Other invested assets include partnership investments and real estate joint ventures accounted for on the equity method of accounting. Undistributed income is reported in net investment income. Also included in other invested assets is an investment in Citigroup Preferred Stock. See Note 14.

   Accrual of income is suspended on fixed maturities or mortgage loans that are in default, or on which it is likely that future payments will not be made as scheduled. Interest income on investments in default is recognized only as payment is received.

   DERIVATIVE FINANCIAL INSTRUMENTS

   The Company uses derivative financial instruments, including financial futures contracts, options, forward contracts, interest rate swaps, currency swaps and equity swaps, as a means of hedging exposure to interest rate, equity price and foreign currency risk. Hedge accounting is generally used to account for derivatives. To qualify for hedge accounting the changes in value of the derivative must be expected to substantially offset the changes in value of the hedged item. Hedges are monitored to ensure that there is a high correlation between the derivative instruments and the hedged investment. Derivatives that do not qualify for hedge accounting are marked to market with changes in market value reflected in the consolidated statement of income.

   Gains and losses arising from financial futures contracts are used to adjust the basis of hedged investments and are recognized in net investment income over the life of the investment.

   Payments to be received or made under interest rate swaps are accrued and recognized in net investment income. Swaps hedging investments are carried at fair value with unrealized gains and losses, net of taxes, charged or credited directly to shareholder's equity. Interest rate, currency options and currency swaps hedging liabilities are off-balance sheet.

   Gains and losses arising from equity index options are marked to market with changes in market value reflected in realized investment gains (losses).

   Forward contracts, interest rate options and equity swaps were not significant at December 31, 2000 and 1999. Information concerning derivative financial instruments is included in Note 12.

   INVESTMENT GAINS AND LOSSES

   Realized investment gains and losses are included as a component of pre-tax revenues based upon specific identification of the investments sold on the trade date. Also included are gains and losses arising from the remeasurement of the local currency value of foreign investments to U.S. dollars, the functional currency of the Company. The foreign exchange effects of Canadian operations are included in unrealized gains and losses.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


   DEFERRED ACQUISITION COSTS

   Costs of acquiring individual life insurance and annuities, principally commissions and certain expenses related to policy issuance, underwriting and marketing, all of which vary with and are primarily related to the production of new business, are deferred. Acquisition costs relating to traditional life insurance, including term insurance, are amortized in relation to anticipated premiums; universal life in relation to estimated gross profits; and annuity contracts employing a level yield method. For life insurance, a 15 to 20-year amortization period is used; for long-term care insurance, a 10 to 20-year period is used, and a seven to 20-year period is employed for annuities. Deferred acquisition costs are reviewed periodically for recoverability to determine if any adjustment is required. Adjustments, if any, are charged to income.

   VALUE OF INSURANCE IN FORCE

   The value of insurance in force is an asset that was recorded at the time of acquisition of the Company by Citigroup's predecessor. It represents the actuarially determined present value of anticipated profits to be realized from life insurance, annuities and health contracts at the date of acquisition using the same assumptions that were used for computing related liabilities where appropriate. The value of insurance in force was the actuarially determined present value of the projected future profits discounted at interest rates ranging from 14% to 18%. Traditional life insurance and guaranteed renewable health policies are amortized in relation to anticipated premiums; universal life is amortized in relation to estimated gross profits; and annuity contracts are amortized employing a level yield method. The value of insurance in force, which is included in other assets, is reviewed periodically for recoverability to determine if any adjustment is required. Adjustments, if any, are charged to income. The carrying value at December 31, 2000 and 1999 was $170 million and $215 million, respectively.

   SEPARATE AND VARIABLE ACCOUNTS

   Separate and variable accounts primarily represent funds for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contractholders. Each account has specific investment objectives. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company. The assets of these accounts are carried at market value. Certain other separate accounts provide guaranteed levels of return or benefits and the assets of these accounts are primarily carried at market value. Amounts assessed to the contractholders for management services are included in revenues. Deposits, net investment income and realized investment gains and losses for these accounts are excluded from revenues, and related liability increases are excluded from benefits and expenses.

   GOODWILL

   Goodwill, which is included in other assets, represents the cost of acquired businesses in excess of net assets and is being amortized on a straight-line basis principally over a 40-year period. The carrying amount of $294 million and $404 million at December 31, 2000 and 1999, respectively, is regularly reviewed for indication of impairment in value that in the view of management would be other than temporary. If it is determined that goodwill is unlikely to be recovered, impairment is recognized on a discounted cash flow basis.

   CONTRACTHOLDER FUNDS

   Contractholder funds represent receipts from the issuance of universal life, corporate owned life insurance, pension investment and certain deferred annuity contracts. Contractholder fund balances are increased by

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


   such receipts and credited interest and reduced by withdrawals, mortality charges and administrative expenses charged to the contractholders. Interest rates credited to contractholder funds range from 3.5% to 10.0%.

   FUTURE POLICY BENEFITS

   Future policy benefits represent liabilities for future insurance policy benefits. Benefit reserves for life insurance and annuities have been computed based upon mortality, morbidity, persistency and interest assumptions applicable to these coverages, which range from 2.5% to 8.1%, including adverse deviation. These assumptions consider Company experience and industry standards. The assumptions vary by plan, age at issue, year of issue and duration. Appropriate recognition has been given to experience rating and reinsurance.

   OTHER LIABILITIES

   Included in Other Liabilities is the Company's estimate of its liability for guaranty fund and other insurance-related assessments. State guaranty fund assessments are based upon the Company's share of premium written or received in one or more years prior to an insolvency occurring in the industry. Once an insolvency has occurred, the Company recognizes a liability for such assessments if it is probable that an assessment will be imposed and the amount of the assessment can be reasonably estimated. At December 31, 2000 and 1999, the Company had a liability of $22.5 million and $21.9 million, respectively, for guaranty fund assessments and a related premium tax offset recoverable of $3.4 million and $4.7 million, respectively. The assessments are expected to be paid over a period of three to five years and the premium tax offsets are expected to be realized over a period of 10 to 15 years.

   PERMITTED STATUTORY ACCOUNTING PRACTICES

   The Company's insurance subsidiaries, domiciled principally in Connecticut and Massachusetts, prepare statutory financial statements in accordance with the accounting practices prescribed or permitted by the insurance departments of the states of domicile. Prescribed statutory accounting practices include certain publications of the National Association of Insurance Commissioners
   (NAIC) as well as state laws, regulations, and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed. The impact of presently permitted accounting practices on statutory surplus of the Company is not material.

   The NAIC recently completed a process intended to codify statutory accounting practices for certain insurance enterprises. As a result of this process, the NAIC will issue a revised statutory Accounting Practices and Procedures Manual - version effective January 1, 2001 (the revised Manual) that will be effective for years beginning January 1, 2001. The State of Connecticut will require that, effective January 1, 2001, insurance companies domiciled in Connecticut prepare their statutory basis financial statements in accordance with the revised Manual subject to any deviations prescribed or permitted by the Connecticut insurance commissioner. Massachusetts and other states have addressed compliance with the revised Manual in a similar manner. The Company has estimated that the impact of this change on statutory capital and surplus will not be significant.

   PREMIUMS

   Premiums are recognized as revenues when due. Reserves are established for the portion of premiums that will be earned in future periods and for deferred profits on limited-payment policies that are being recognized in income over the policy term.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)



   OTHER REVENUES

   Other revenues include management fees for variable annuity separate accounts; surrender, mortality and administrative charges and fees earned on investment, universal life and other insurance contracts; and revenues of non-insurance subsidiaries.

   CURRENT AND FUTURE INSURANCE BENEFITS

   Current and future insurance benefits represent charges for mortality and morbidity related to fixed annuities, universal life, term life and health insurance benefits.

   INTEREST CREDITED TO CONTRACTHOLDERS

   Interest credited to contractholders represents amounts earned by universal life, corporate owned life insurance, pension investment and certain deferred annuity contracts in accordance with contract provisions.

   FEDERAL INCOME TAXES

   The provision for federal income taxes is comprised of two components, current income taxes and deferred income taxes. Deferred federal income taxes arise from changes during the year in cumulative temporary differences between the tax basis and book basis of assets and liabilities.

   STOCK-BASED COMPENSATION

   The Company accounts for the stock-based compensation plans using the accounting method prescribed by Accounting Principles Board Opinion No. 25, "Accounting for Stock Issued to Employees," (APB 25) and has included in the notes to consolidated financial statements the pro forma disclosures required by Statement of Financial Accounting Standards No. 123, "Accounting for Stock-Based Compensation" (FAS 123). See note 14. The Company accounts for its stock-based non-employee compensation plans at fair value.

   FUTURE APPLICATION OF ACCOUNTING STANDARDS

   In June 1998, the FASB issued Statement of Financial Accounting Standards No. 133, "Accounting for Derivative Instruments and Hedging Activities" (FAS
   133). In June 1999, the FASB issued Statement of Financial Standards No. 137, "Deferral of the Effective Date of FASB Statement No. 133" (FAS 137), which allows entities that have not yet adopted FAS 133 to defer its effective date to all fiscal quarters of all fiscal years beginning after June 15, 2000. In June 2000, the FASB issued Statement of Financial Accounting Standards No. 138, "Accounting for Certain Derivative Instruments and Certain Hedging Activities, an amendment of FASB Statement No. 133," which amends the accounting and reporting standards of FAS 133. FAS 133 establishes accounting and reporting standards for derivative instruments, including certain derivative instruments embedded in other contracts (collectively referred to as derivatives), and for hedging activities. It requires that an entity recognize all derivatives as either assets or liabilities in the consolidated balance sheet and measure those instruments at fair value. If certain conditions are met, a derivative may be specifically designated as (a) a hedge of the exposure to changes in the fair value of a recognized asset or liability or an unrecognized firm commitment, (b) a hedge of the exposure to variable cash flows of a recognized asset or liability or of a forecasted transaction, or (c) a hedge of the foreign currency exposure of a net investment in a foreign operation, an unrecognized firm commitment, an available-for-sale security, or a foreign-currency-denominated forecasted transaction. The accounting for

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)



   changes in the fair value of a derivative (that is, gains and losses) depends on the intended use of the derivative and the resulting designation. Upon initial application of FAS 133, hedging relationships must be designated anew and documented pursuant to the provisions of this statement. The Company adopted the deferral provisions of FAS 137, effective January 1, 2000. The Company will adopt FAS 133, as amended, as of January 1, 2001.

   The Company has determined that the cumulative effect of FAS 133, as amended, will not be significant. The Company does, however, anticipate a significant and continuing increase in the complexity of the accounting and the recordkeeping requirements for hedging activities and for insurance-related contracts and may make changes to its risk management strategies. The Company does not expect that FAS 133, as amended, will have a significant impact on its results of operations, financial condition or liquidity in future periods.


2. BUSINESS DISPOSITION

   Effective July 1, 2000, the Company sold 90% of its individual long-term care insurance business to General Electric Capital Assurance Company and its subsidiary in the form of indemnity reinsurance arrangements. The proceeds were $410 million, resulting in a deferred gain of approximately $150 million after-tax. The deferred gain will be amortized in relation to anticipated premiums. Earned premiums were $138 million, $230 million and $200 million in 2000, 1999 and 1998, respectively.

3. OPERATING SEGMENTS

   The Company has two reportable business segments that are separately managed due to differences in products, services, marketing strategy and resource management. The business of each segment is maintained and reported through separate legal entities within the Company. The management groups of each segment report separately to the common ultimate parent, Citigroup Inc.

   The TRAVELERS LIFE & ANNUITY business segment consolidates primarily the business of TIC and TLAC. Travelers Life & Annuity core offerings include individual annuity, group annuity, individual life and corporate owned life insurance (COLI) insurance products distributed by TIC and TLAC under the Travelers name. Among the range of individual products offered are fixed and variable deferred annuities, payout annuities and term, universal and variable life insurance. The COLI product is a variable universal life product distributed through independent specialty brokers. The group products include institutional pensions, including guaranteed investment contracts, payout annuities, group annuities to employer-sponsored retirement and savings plans and structured finance transactions.

   The PRIMERICA LIFE INSURANCE business segment consolidates primarily the business of Primerica Life, Primerica Life Insurance Company of Canada, CitiLife and NBL. The Primerica Life Insurance business segment offers individual life products, primarily term insurance, to customers through a nationwide sales force of approximately 87,000 full and part-time licensed Personal Financial Analysts.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


   The accounting policies of the segments are the same as those described in the summary of significant accounting policies (see Note 1), except that management also includes receipts on long-duration contracts (universal life-type and investment contracts) as deposits along with premiums in measuring business volume. The amount of investments in equity method investees and total expenditures for additions to long-lived assets other than financial instruments, long-term customer relationships of a financial institution, mortgage and other servicing rights, and deferred tax assets, were not material.

   BUSINESS SEGMENT INFORMATION:

   ----------------------------------------------------------------------------------------------------------
                                                            TRAVELERS LIFE      PRIMERICA LIFE
    2000 ($ in millions)                                      & ANNUITY            INSURANCE           TOTAL
   ----------------------------------------------------------------------------------------------------------
    Business Volume:
       Premiums                                                $   860              $1,106          $ 1,966
       Deposits                                                 11,536                  --           11,536
                                                               -------              ------          -------
    Total business volume                                      $12,396              $1,106          $13,502
    Net investment income                                        2,450                 280            2,730
    Interest credited to contractholders                         1,038                  --            1,038
    Amortization of deferred acquisition costs                     166                 181              347
    Total expenditures for deferred acquisition costs              376                 272              648
    Federal income taxes on Operating Income                       381                 197              578
    Operating Income (excludes realized gains or
        losses and the related FIT)                            $   777              $  376          $ 1,153
    Segment Assets                                             $62,771              $7,522          $70,293
   ----------------------------------------------------------------------------------------------------------


    ---------------------------------------------------------------------------------------------------------
                                                            TRAVELERS LIFE     PRIMERICA LIFE
    1999 ($ in millions)                                      & ANNUITY          INSURANCE            TOTAL
    ---------------------------------------------------------------------------------------------------------
    Business Volume:
       Premiums                                                $   656             $1,072             $ 1,728
       Deposits                                                 10,639                 --              10,639
                                                               -------             ------             -------
    Total business volume                                      $11,295             $1,072             $12,367
    Net investment income                                        2,249                257               2,506
    Interest credited to contractholders                           937                 --                 937
    Amortization of deferred acquisition costs                     127                188                 315
    Total expenditures for deferred acquisition costs              430                256                 686
    Federal income taxes on Operating Income                       319                186                 505
    Operating Income (excludes realized gains or
       losses and the related FIT)                             $   619             $  355             $   974
    Segment Assets                                             $56,615             $6,916             $63,531
    ---------------------------------------------------------------------------------------------------------

                    THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                     NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


   -----------------------------------------------------------------------------------------------------
                                                           TRAVELERS LIFE  PRIMERICA LIFE
   1998 ($ in millions)                                       & ANNUITY       INSURANCE          TOTAL
   -----------------------------------------------------------------------------------------------------
    Business Volume:
       Premiums                                                $   670          $1,057          $ 1,727
       Deposits                                                  7,437              --            7,437
                                                               -------          ------          -------
    Total business volume                                      $ 8,107          $1,057          $ 9,164
    Net investment income                                        1,965             220            2,185
    Interest credited to contractholders                           876              --              876
    Amortization of deferred acquisition costs                      88             187              275
    Total expenditures for deferred acquisition costs              319             247              566
    Federal income taxes on Operating Income                       260             170              430
    Operating Income (excludes realized gains or
       losses and the related FIT)                             $   493          $  312          $   805
    Segment Assets                                             $49,646          $6,902          $56,548
   -----------------------------------------------------------------------------------------------------

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


    -------------------------------------------------------------------------------------------
    BUSINESS SEGMENT RECONCILIATION:
    ($ in millions)
    -------------------------------------------------------------------------------------------

    REVENUES                                            2000            1999             1998
    -------------------------------------------------------------------------------------------
    Total business volume                             $ 13,502        $ 12,367        $  9,164
    Net investment income                                2,730           2,506           2,185
    Realized investment gains (losses)                     (77)            113             149
    Other revenues, including fee income                   635             521             440
    Elimination of deposits                            (11,536)        (10,639)         (7,437)
    -------------------------------------------------------------------------------------------
        Total revenues                                $  5,254        $  4,868        $  4,501
    ===========================================================================================

    OPERATING INCOME                                    2000            1999             1998
    -------------------------------------------------------------------------------------------
    Total operating income of business segments       $  1,153        $    974        $    805
    Realized investment gains (losses), net of tax         (50)             73              97
    -------------------------------------------------------------------------------------------
        Income from continuing operations             $  1,103        $  1,047        $    902
    ===========================================================================================

    ASSETS                                              2000            1999             1998
    -------------------------------------------------------------------------------------------
    Total assets of business segments                 $ 70,293        $ 63,531        $ 56,548
    ===========================================================================================

    BUSINESS VOLUME AND REVENUES                          2000            1999            1998
    -------------------------------------------------------------------------------------------
    Individual Annuities                              $  7,101        $  5,816        $  4,326
    Group Annuities                                      6,563           6,572           4,942
    Individual Life and Health Insurance                 2,445           2,424           2,257
    Other (a)                                              681             695             413
    Elimination of deposits                            (11,536)        (10,639)         (7,437)
    -------------------------------------------------------------------------------------------
        Total Revenue                                 $  5,254        $  4,868        $  4,501
    ===========================================================================================

   (a) Other represents revenue attributable to unallocated capital and run-off businesses.


   The Company's revenue was derived almost entirely from U.S. domestic business. Revenue attributable to foreign countries was insignificant.

   The Company had no transactions with a single customer representing 10% or more of its revenue.

                  THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                     NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


4. INVESTMENTS

   FIXED MATURITIES

   The amortized cost and fair value of investments in fixed maturities were as follows:

      -----------------------------------------------------------------------------------------------------------
                                                                          GROSS          GROSS
      DECEMBER 31, 2000                                  AMORTIZED      UNREALIZED     UNREALIZED        FAIR
      ($ in millions)                                       COST           GAINS         LOSSES         VALUE
      -----------------------------------------------------------------------------------------------------------
      AVAILABLE FOR SALE:
         Mortgage-backed securities -
         CMOs and pass-through securities                 $ 5,492          $169          $ 34          $ 5,627
         U.S. Treasury securities and obligations
         of U.S. Government and government
         agencies and authorities                           1,141            71             5            1,207
         Obligations of states, municipalities
         and political subdivisions                           168            14             1              181
         Debt securities issued by foreign
         governments                                          761            18            14              765
         All other corporate bonds                         14,575           269           253           14,591
         Other debt securities                              4,217            87            59            4,245
         Redeemable preferred stock                           201            14            19              196
      -----------------------------------------------------------------------------------------------------------
            Total Available For Sale                      $26,555          $642          $385          $26,812
      -----------------------------------------------------------------------------------------------------------

                                                                             GROSS        GROSS
      DECEMBER 31, 1999                                    AMORTIZED      UNREALIZED    UNREALIZED        FAIR
      ($ in millions)                                        COST            GAINS        LOSSES          VALUE
      -----------------------------------------------------------------------------------------------------------
      AVAILABLE FOR SALE:
         Mortgage-backed securities -
         CMOs and pass-through securities                   $ 5,081          $ 22          $224          $ 4,879
         U.S. Treasury securities and obligations
         of U.S. Government and government
         agencies and authorities                             1,032            14            53              993
         Obligations of states, municipalities and
         political subdivisions                                 214            --            31              183
         Debt securities issued by foreign
         governments                                            811            35            10              836
         All other corporate bonds                           13,938            69           384           13,623
         Other debt securities                                3,319            30            99            3,250
         Redeemable preferred stock                             105             4             7              102
      -----------------------------------------------------------------------------------------------------------
            Total Available For Sale                        $24,500          $174          $808          $23,866
      -----------------------------------------------------------------------------------------------------------

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


   Proceeds from sales of fixed maturities classified as available for sale were $10.8 billion, $12.6 billion and $13.4 billion in 2000, 1999 and 1998, respectively. Gross gains of $213 million, $200 million and $314 million and gross losses of $432 million, $223 million and $203 million in 2000, 1999 and 1998, respectively, were realized on those sales.

   Fair values of investments in fixed maturities are based on quoted market prices or dealer quotes or, if these are not available, discounted expected cash flows using market rates commensurate with the credit quality and maturity of the investment. The fair value of investments for which a quoted market price or dealer quote are not available amounted to $4.8 billion at December 31, 2000 and 1999.

   The amortized cost and fair value of fixed maturities at December 31, 2000, by contractual maturity, are shown below. Actual maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

      --------------------------------------------------------------------------
                                                    AMORTIZED
      ($ in millions)                                  COST          FAIR VALUE
      --------------------------------------------------------------------------
      MATURITY:
         Due in one year or less                     $ 1,556          $ 1,545
         Due after 1 year through 5 years              7,789            7,839
         Due after 5 years through 10 years            5,606            5,640
         Due after 10 years                            6,112            6,161
                                                     ------------------------
                                                      21,063           21,185
                                                     ------------------------
         Mortgage-backed securities                    5,492            5,627
      --------------------------------------------------------------------------
            Total Maturity                           $26,555          $26,812
      --------------------------------------------------------------------------


   The Company makes investments in collateralized mortgage obligations (CMOs). CMOs typically have high credit quality, offer good liquidity, and provide a significant advantage in yield and total return compared to U.S. Treasury securities. The Company's investment strategy is to purchase CMO tranches which are protected against prepayment risk, including planned amortization class (PAC) tranches. Prepayment protected tranches are preferred because they provide stable cash flows in a variety of interest rate scenarios. The Company does invest in other types of CMO tranches if a careful assessment indicates a favorable risk/return tradeoff. The Company does not purchase residual interests in CMOs.

   At December 31, 2000 and 1999, the Company held CMOs classified as available for sale with a fair value of $4.4 billion and $3.8 billion, respectively. Approximately 49% and 52%, respectively, of the Company's CMO holdings are fully collateralized by GNMA, FNMA or FHLMC securities at December 31, 2000 and 1999. In addition, the Company held $1.1 billion of GNMA, FNMA or FHLMC mortgage-backed pass-through securities at December 31, 2000 and 1999. Virtually all of these securities are rated AAA.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


   The Company engages in securities lending whereby certain securities from its portfolio are loaned to other institutions for short periods of time. The Company generally receives cash collateral from the borrower, equal to at least the market value of the loaned securities plus accrued interest, and reinvests it in a short-term investment pool. See Note 14. The loaned securities remain a recorded asset of the Company, however, the Company records a liability for the amount of the collateral held, representing its obligation to return the collateral related to these loaned securities, and reports that liability as part of other liabilities in the consolidated balance sheet. At December 31, 2000 and 1999, the Company held collateral of $1.5 billion and $561.1 million, respectively.

   EQUITY SECURITIES

   The cost and fair values of investments in equity securities were as follows:

      ------------------------------------------------------------------------------------------
                                                              GROSS          GROSS
      EQUITY SECURITIES:                                    UNREALIZED     UNREALIZED     FAIR
      ($ in millions)                             COST         GAINS         LOSSES       VALUE
      ------------------------------------------------------------------------------------------
      DECEMBER 31, 2000
         Common stocks                            $139          $ 11          $25          $125
         Non-redeemable preferred stocks           492             7           32           467
      ------------------------------------------------------------------------------------------
            Total Equity Securities               $631          $ 18          $57          $592
      ------------------------------------------------------------------------------------------

      DECEMBER 31, 1999
         Common stocks                            $195          $123          $ 4          $314
         Non-redeemable preferred stocks           496            15           41           470
      ------------------------------------------------------------------------------------------
            Total Equity Securities               $691          $138          $45          $784
      ------------------------------------------------------------------------------------------

   Proceeds from sales of equity securities were $397 million, $100 million and $212 million in 2000, 1999 and 1998, respectively. Gross gains of $107 million, $15 million and $30 million and gross losses of $16 million, $8 million and $24 million in 2000, 1999 and 1998, respectively, were realized on those sales.

   MORTGAGE LOANS AND REAL ESTATE HELD FOR SALE

   At December 31, 2000 and 1999, the Company's mortgage loan and real estate held for sale portfolios consisted of the following:

      --------------------------------------------------------------------------------------
      ($ in millions)                                                 2000            1999
      --------------------------------------------------------------------------------------
      Current Mortgage Loans                                         $2,144          $2,228
      Underperforming Mortgage Loans                                     43              57
                                                                     ----------------------
         Total Mortgage Loans                                         2,187           2,285
                                                                     ----------------------

      Real Estate Held For Sale - Foreclosed                             18             223
      Real Estate Held For Sale - Investment                             13              13
      --------------------------------------------------------------------------------------
         Total Real Estate                                               31             236
      --------------------------------------------------------------------------------------
         Total Mortgage Loans and Real Estate Held for Sale          $2,218          $2,521
      ======================================================================================

   Underperforming mortgage loans include delinquent mortgage loans over 90 days past due, loans in the process of foreclosure and loans modified at interest rates below market.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)
   Aggregate annual maturities on mortgage loans at December 31, 2000 are as follows:

      ---------------------------------------------
      YEAR ENDING DECEMBER 31,
      ($ in millions)
      ---------------------------------------------
      Past Maturity                         $   32
      2001                                     259
      2002                                     152
      2003                                     172
      2004                                     167
      2005                                     124
      Thereafter                             1,281
      ---------------------------------------------
         Total                              $2,187
      ---------------------------------------------

   TRADING SECURITIES

   Trading securities of the Company are held in Tribeca Investments LLC. See
   Note 12.

      -------------------------------------------------------------------------
      ($ in millions)                                     2000           1999
      -------------------------------------------------------------------------
      TRADING SECURITIES OWNED

      Convertible bond arbitrage                         $1,474          $1,045
      Merger arbitrage                                      309             421
      Other                                                  87             212
      -------------------------------------------------------------------------
         Total                                           $1,870          $1,678
      -------------------------------------------------------------------------

      TRADING SECURITIES SOLD NOT YET PURCHASED

      Convertible bond arbitrage                         $  845          $  799
      Merger arbitrage                                      205             299
      Other                                                  59              --
      -------------------------------------------------------------------------
         Total                                           $1,109          $1,098
      -------------------------------------------------------------------------

   The Company's trading portfolio investments and related liabilities are normally held for periods less than six months. Therefore, expected future cash flows for these assets and liabilities are expected to be realized in less than one year.

   OTHER INVESTED ASSETS
   Other invested assets are composed of the following:

      ------------------------------------------------------------------------
      ($ in millions)                                    2000           1999
      ------------------------------------------------------------------------
      Investment in Citigroup preferred stock          $  987          $  987
      Partnership investments                             807             592
      Real estate joint ventures                          535             502
      Other                                                27              17
      ------------------------------------------------------------------------
      Total                                            $2,356          $2,098
      ------------------------------------------------------------------------

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


   CONCENTRATIONS

   At December 31, 2000 and 1999, the Company had an investment in Citigroup Preferred Stock of $987 million. See Note 14.

   The Company maintains a short-term investment pool for its insurance affiliates in which the Company also participates. See Note 14.

   The Company had concentrations of investments, primarily fixed maturities at fair value, in the following industries:

      --------------------------------------------------
      ($ in millions)                  2000      1999
      --------------------------------------------------
      Electric Utilities              $2,244    $1,653
      Banking                          2,078     1,906
      Finance                          1,836     1,571
      --------------------------------------------------

   The Company held investments in foreign banks in the amount of $1,082 million and $1,012 million at December 31, 2000 and 1999, respectively, which are included in the table above. Below investment grade assets included in the preceding table were not significant.

   Included in fixed maturities are below investment grade assets totaling $2.0 billion and $2.2 billion at December 31, 2000 and 1999, respectively. The Company defines its below investment grade assets as those securities rated "Ba1" or below by external rating agencies, or the equivalent by internal analysts when a public rating does not exist. Such assets include publicly traded below investment grade bonds and certain other privately issued bonds and notes that are classified as below investment grade.

   Mortgage loan investments are relatively evenly dispersed throughout the United States, with no significant holdings in any one state. Also, there is no significant mortgage loan investment in a particular property type.

   The Company monitors creditworthiness of counterparties to all financial instruments by using controls that include credit approvals, limits and other monitoring procedures. Collateral for fixed maturities often includes pledges of assets, including stock and other assets, guarantees and letters of credit. The Company's underwriting standards with respect to new mortgage loans generally require loan to value ratios of 75% or less at the time of mortgage origination.

   NON-INCOME PRODUCING INVESTMENTS

   Investments included in the consolidated balance sheets that were non-income producing for the preceding 12 months were insignificant.

   RESTRUCTURED INVESTMENTS

   The Company had mortgage loans and debt securities that were restructured at below market terms at December 31, 2000 and 1999. The balances of the restructured investments were insignificant. The new terms typically defer a portion of contract interest payments to varying future periods. The accrual of interest is suspended on all restructured assets, and interest income is reported only as payment is received. Gross interest income on restructured assets that would have been recorded in accordance with the original terms of such loans was insignificant in 2000 and in 1999. Interest on these assets, included in net investment income, was also insignificant in 2000 and 1999.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

   NET INVESTMENT INCOME

      ---------------------------------------------------------------------
      FOR THE YEAR ENDED DECEMBER 31,             2000      1999       1998
      ($ in millions)
      ---------------------------------------------------------------------
      GROSS INVESTMENT INCOME
         Fixed maturities                      $2,061    $1,806     $1,598
         Mortgage loans                           223       235        295
         Trading                                  208       141         43
         Joint ventures and partnerships          150       141         74
         Other, including policy loans            237       287        240
      ---------------------------------------------------------------------
      Total Gross Investment Income             2,879     2,610      2,250
      ---------------------------------------------------------------------
      Investment expenses                         149       104         65
      ---------------------------------------------------------------------
      Net Investment Income                    $2,730    $2,506     $2,185
      ---------------------------------------------------------------------

   REALIZED AND UNREALIZED INVESTMENT GAINS (LOSSES)

   Net realized investment gains (losses) for the periods were as follows:

      ---------------------------------------------------------------------
      FOR THE YEAR ENDED DECEMBER 31,             2000      1999       1998
      ($ in millions)
      ---------------------------------------------------------------------
      REALIZED INVESTMENT GAINS (LOSSES)
         Fixed maturities                      $(219)       $(23)     $111
         Equity securities                        91           7         6
         Mortgage loans                           27          29        21
         Real estate held for sale                25         108        16
         Other                                    (1)         (8)       (5)
      ---------------------------------------------------------------------
                Total Realized Investment
                  Gains (Losses)               $ (77)       $113      $149
      ---------------------------------------------------------------------

   Changes in net unrealized investment gains (losses) that are reported as accumulated other changes in equity from non-owner sources or unrealized gains on Citigroup stock in shareholder's equity were as follows:

      ---------------------------------------------------------------------------------------------------
      FOR THE YEAR ENDED DECEMBER 31,                             2000             1999             1998
      ($ in millions)
      ---------------------------------------------------------------------------------------------------
      UNREALIZED INVESTMENT GAINS (LOSSES)
         Fixed maturities                                        $ 891           $(1,554)          $    91
         Equity securities                                        (132)               49                13
         Other                                                      14               (30)             (169)
      ---------------------------------------------------------------------------------------------------
            Total Unrealized Investment Gains (Losses)             773            (1,535)              (65)
      ---------------------------------------------------------------------------------------------------

         Related taxes                                             271              (539)              (20)
      ---------------------------------------------------------------------------------------------------
         Change in unrealized investment gains (losses)            502              (996)              (45)
         Transferred to paid in capital, net of tax                 --                --              (585)
         Balance beginning of year                                (398)              598             1,228
      ---------------------------------------------------------------------------------------------------
            Balance End of Year                                  $ 104           $  (398)          $   598
      ---------------------------------------------------------------------------------------------------

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


   In 1998 Citigroup common stock owned by the Company was converted to Citigroup preferred stock. The balance of unrealized appreciation on the common stock was transferred to additional paid in capital.

   Included in Other in 1998 is the unrealized loss on Citigroup common stock of $167 million prior to the conversion to preferred stock.


5. REINSURANCE

   The Company participates in reinsurance in order to limit losses, minimize exposure to large risks, provide additional capacity for future growth and to effect business-sharing arrangements. Reinsurance is accomplished through various plans of reinsurance, primarily yearly renewable term coinsurance and modified coinsurance. The Company remains primarily liable as the direct insurer on all risks reinsured.

   Since 1997 universal life business has been reinsured under an 80%/20% quota share reinsurance program and term life business has been reinsured under a 90%/10% quota share reinsurance program. Maximum retention of $2.5 million is generally reached on policies in excess of $12.5 million. For other plans of insurance, it is the policy of the Company to obtain reinsurance for amounts above certain retention limits on individual life policies, which limits vary with age and underwriting classification. Generally, the maximum retention on an ordinary life risk is $2.5 million. Total in-force business ceded under reinsurance contracts is $252.5 billion and $222.5 billion at December 31, 2000 and 1999.

   The Company writes workers' compensation business through its Accident Department. This business is ceded 100% to an affiliate, The Travelers Indemnity Company.

   A summary of reinsurance financial data reflected within the consolidated statements of income and balance sheets is presented below ($ in millions):

      WRITTEN PREMIUMS                          2000      1999       1998
     ----------------------------------------------------------------------
      Direct                                   $2,634    $2,274     $2,310
      Assumed from:
         Non-affiliated companies                  --        --         --
      Ceded to:
         Affiliated companies                   (195)     (206)      (242)
         Non-affiliated companies               (465)     (322)      (317)
     ----------------------------------------------------------------------
      Total Net Written Premiums               $1,974    $1,746     $1,751
     ======================================================================

      EARNED PREMIUMS                           2000      1999       1998
     ----------------------------------------------------------------------
      Direct                                   $2,644    $2,248     $2,286
      Assumed from:
         Non-affiliated companies                  --        --         --
      Ceded to:
         Affiliated companies                   (216)     (193)      (251)
         Non-affiliated companies               (462)     (327)      (308)
     ----------------------------------------------------------------------
      Total Net Earned Premiums                $1,966    $1,728     $1,727
     ======================================================================

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


   Reinsurance recoverables at December 31, 2000 and 1999 include amounts recoverable on unpaid and paid losses and were as follows ($ in millions):

      REINSURANCE RECOVERABLES                  2000      1999
     -----------------------------------------------------------
      Life and Accident and Health Business:
         Non-affiliated companies              $2,024    $1,221
      Property-Casualty Business:
         Affiliated companies                   1,953     2,013
     -----------------------------------------------------------
      Total Reinsurance Recoverables           $3,977    $3,234
     ===========================================================

   Reinsurance recoverables include $820 million from General Electric Capital Assurance Company at December 31, 2000, related to the July 1, 2000 indemnity reinsurance transaction. Reinsurance recoverables also include $539 million and $569 million, from The Metropolitan Life Insurance Company as of December 31, 2000 and 1999, respectively.

6. DEPOSIT FUNDS AND RESERVES

   At December 31, 2000 and 1999, the Company had $29.7 billion and $27.0 billion of life and annuity deposit funds and reserves, respectively. Of that total, $16.4 billion and $13.8 billion is not subject to discretionary withdrawal based on contract terms. The remaining $13.3 billion and $13.2 billion is for life and annuity products that are subject to discretionary withdrawal by the contractholder. Included in the amounts that are subject to discretionary withdrawal is $2.9 billion and $2.1 billion of liabilities that are surrenderable with market value adjustments. Also included are an additional $4.9 billion and $4.9 billion of life insurance and individual annuity liabilities which are subject to discretionary withdrawals, and have an average surrender charge of 4.5% and 4.6%. In the payout phase, these funds are credited at significantly reduced interest rates. The remaining $5.5 billion and $6.2 billion of liabilities are surrenderable without charge. More than 10.5% and 12.7% of these relate to individual life products for 2000 and 1999, respectively. These risks would have to be underwritten again if transferred to another carrier, which is considered a significant deterrent against withdrawal by long-term policyholders. Insurance liabilities that are surrendered or withdrawn are reduced by outstanding policy loans and related accrued interest prior to payout.


7. COMMERCIAL PAPER AND LINES OF CREDIT

   TIC has issued commercial paper directly to investors in prior years. No commercial paper was outstanding at December 31, 2000 or December 31, 1999. TIC must maintain bank lines of credit at least equal to the amount of the outstanding commercial paper. Citigroup and TIC have an agreement with a syndicate of banks to provide $1.0 billion of revolving credit, to be allocated to Citigroup or TIC. TIC's participation in this agreement is limited to $250 million. The agreement consists of a five-year revolving credit facility that expires in June 2001. At December 31, 2000 and 1999, no credit under this agreement was allocated to TIC. Under this facility TIC is required to maintain certain minimum equity and risk-based capital levels. At December 31, 2000, the Company was in compliance with these provisions. If TIC had borrowings outstanding on this facility, the interest rate would be based upon LIBOR plus a contractually negotiated margin.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


8. FEDERAL INCOME TAXES

      EFFECTIVE TAX RATE

      ($ in millions)
      ----------------------------------------------------------------------------------
      FOR THE YEAR ENDED DECEMBER 31,             2000            1999            1998
      ----------------------------------------------------------------------------------
      Income Before Federal Income Taxes        $ 1,654         $ 1,592         $ 1,383
      Statutory Tax Rate                             35%             35%             35%
      ----------------------------------------------------------------------------------
      Expected Federal Income Taxes                 579             557             484
      Tax Effect of:
         Non-taxable investment income              (19)            (19)             (5)
         Other, net                                  (9)              7               2
      ----------------------------------------------------------------------------------
      Federal Income Taxes                      $   551         $   545         $   481
      ==================================================================================
      Effective Tax Rate                             33%             34%             35%
      ----------------------------------------------------------------------------------

      COMPOSITION OF FEDERAL INCOME TAXES
      Current:
         United States                          $   429         $   377         $   418
         Foreign                                     33              32              24
      ----------------------------------------------------------------------------------
         Total                                      462             409             442
      ----------------------------------------------------------------------------------
      Deferred:
         United States                               96             143              40
         Foreign                                     (7)             (7)             (1)
      ----------------------------------------------------------------------------------
         Total                                       89             136              39
      ----------------------------------------------------------------------------------
      Federal Income Taxes                      $   551         $   545         $   481
      ==================================================================================

   Additional tax benefits attributable to employee stock plans allocated directly to shareholder's equity for the years ended December 31, 2000, 1999 and 1998 were $24 million, $17 million and $17 million, respectively.

                  THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                     NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


   The net deferred tax liabilities at December 31, 2000 and 1999 were comprised of the tax effects of temporary differences related to the following assets and liabilities:

      ------------------------------------------------------------------------------------------
      ($ in millions)                                                       2000          1999
      ------------------------------------------------------------------------------------------
      Deferred Tax Assets:
         Benefit, reinsurance and other reserves                          $   667        $ 645
         Operating lease reserves                                              66           70
         Investments, net                                                      --           11
         Other employee benefits                                              102          106
         Other                                                                139          142
      ------------------------------------------------------------------------------------------
            Total                                                             974          974
      ------------------------------------------------------------------------------------------

      Deferred Tax Liabilities:
         Deferred acquisition costs and value of insurance in force          (843)        (773)
         Investments, net                                                    (308)          --
         Other                                                               (107)        (124)
      ------------------------------------------------------------------------------------------
            Total                                                          (1,258)        (897)
      ------------------------------------------------------------------------------------------
      Net Deferred Tax (Liability) Asset Before Valuation Allowance          (284)          77
      Valuation Allowance for Deferred Tax Assets                               0         (100)
      ------------------------------------------------------------------------------------------
      Net Deferred Tax Liability After Valuation Allowance                $  (284)       $ (23)
      ------------------------------------------------------------------------------------------

   The Company and its life insurance subsidiaries file a consolidated federal income tax return. Federal income taxes are allocated to each member of the consolidated group on a separate return basis adjusted for credits and other amounts required by the consolidation process. Any resulting liability will be paid currently to the Company. Any credits for losses will be paid by the Company to the extent that such credits are for tax benefits that have been utilized in the consolidated federal income tax return.

   The elimination of the valuation allowance for deferred tax assets in 2000 resulted from an analysis of the availability of capital gains to offset capital losses. In management's opinion, there will be adequate capital gains to make realization of existing capital losses more likely than not. The reduction in the valuation allowance was recognized by reducing goodwill.

   At December 31, 2000, the Company had no ordinary or capital loss carryforwards.

   The policyholders surplus account, which arose under prior tax law, is generally that portion of the gain from operations that has not been subjected to tax, plus certain deductions. The balance of this account is approximately $932 million. Income taxes are not provided for on this amount because under current U.S. tax rules such taxes will become payable only to the extent such amounts are distributed as a dividend or exceed limits prescribed by federal law. Distributions are not currently contemplated from this account. At current rates the maximum amount of such tax would be approximately $326 million.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


9. SHAREHOLDER'S EQUITY

   Shareholder's Equity and Dividend Availability

   The Company's statutory net income, which includes the statutory net income of all insurance subsidiaries, was $981 million, $890 million and $702 million for the years ended December 31, 2000, 1999 and 1998, respectively.

   The Company's statutory capital and surplus was $5.16 billion and $5.03 billion at December 31, 2000 and 1999, respectively.

   Effective January 1, 2001, the Company will prepare its statutory basis financial statements in accordance with the revised Manual subject to any deviations prescribed or permitted by its domicilary insurance commissioners (see Note 1, Summary of Significant Accounting Policies, Permitted Statutory Accounting Practices). The Company has estimated that the impact of this change on statutory capital and surplus will not be significant.

   The Company is currently subject to various regulatory restrictions that limit the maximum amount of dividends available to be paid to its parent without prior approval of insurance regulatory authorities. A maximum of $984 million is available by the end of the year 2001 for such dividends without prior approval of the Connecticut Insurance Department. In addition, under a revolving credit facility, the Company is required to maintain certain minimum equity and risk-based capital levels. The Company was in compliance with these covenants at December 31, 2000 and 1999. The Company paid dividends of $860 million, $550 million and $110 million in 2000, 1999 and 1998, respectively.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)



9.   SHAREHOLDER'S EQUITY (CONTINUED)

Accumulated Other Changes in Equity from Non-Owner Sources, Net of Tax
--------------------------------------------------------------------------------

Changes in each component of Accumulated Other Changes in Equity from Non-Owner Sources were as follows:
--------------------------------------------------------------------------------

                                                              NET UNREALIZED       FOREIGN            ACCUMULATED OTHER
                                                              GAIN (LOSS) ON       CURRENCY           CHANGES IN EQUITY
                                                              INVESTMENT           TRANSLATION        FROM  NON-OWNER
($ in millions)                                               SECURITIES           ADJUSTMENTS        SOURCES
------------------------------------------------------------------------------------------------------------------------------------

BALANCE, JANUARY 1, 1998                                             $545                $(10)                  $535
Unrealized gains on investment securities,
     Net of tax of $85                                                159                   -                    159
Less: reclassification adjustment for gains
     Included in net income, net of tax of $52                         97                   -                     97
Foreign currency translation adjustment,
     Net of tax of $2                                                   -                   1                      1
------------------------------------------------------------------------------------------------------------------------------------
CURRENT PERIOD CHANGE                                                  62                   1                     63
------------------------------------------------------------------------------------------------------------------------------------
BALANCE, DECEMBER 31, 1998                                            607                  (9)                   598
Unrealized losses on investment securities,
     Net of tax of $497                                              (923)                  -                   (923)
Less: reclassification adjustment for gains
     Included in net income, net of tax of $40                         73                   -                     73
------------------------------------------------------------------------------------------------------------------------------------
CURRENT PERIOD CHANGE                                                (996)                  -                    (996)
------------------------------------------------------------------------------------------------------------------------------------
BALANCE, DECEMBER 31, 1999                                           (389)                 (9)                   (398)
------------------------------------------------------------------------------------------------------------------------------------
Unrealized gain on investment securities,
     Net of tax of $297                                               551                   -                     551
Less: reclassification adjustment for losses
     Included in net income, net of tax of $(27)                      (50)                  -                     (50)
Foreign currency translation adjustment,
     Net of tax of $1                                                   -                   1                       1
------------------------------------------------------------------------------------------------------------------------------------
CURRENT PERIOD CHANGE                                                 501                   1                     502
------------------------------------------------------------------------------------------------------------------------------------
BALANCE, DECEMBER 31, 2000                                            112                  (8)                    104
------------------------------------------------------------------------------------------------------------------------------------

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


10.  BENEFIT PLANS

     Pension and Other Postretirement Benefits
     -----------------------------------------

     The Company participates in a qualified, noncontributory defined benefit pension plan sponsored by Citigroup. In addition, the Company provides certain other postretirement benefits to retired employees through a plan sponsored by TIGI. The Company's share of net expense for the qualified pension and other postretirement benefit plans was not significant for 2000, 1999 and 1998.

     401(k) Savings Plan
     -------------------

     Substantially all of the Company's employees are eligible to participate in a 401(k) savings plan sponsored by Citigroup. The Company's expenses in connection with the 401(k) savings plan were not significant in 2000, 1999 and 1998.


11.  LEASES

     Most leasing functions for TIGI and its subsidiaries are administered by Travelers Property Casualty Corp. (TPC). Rent expense related to all leases is shared by the companies on a cost allocation method based generally on estimated usage by department. Net rent expense was $26 million, $30 million, and $24 million in 2000, 1999 and 1998, respectively.

--------------------------------------------------------------------------------
        YEAR ENDING DECEMBER 31,                              MINIMUM OPERATING
        ($ in millions)                                        RENTAL PAYMENTS
--------------------------------------------------------------------------------

        2001                                                       $49
        2002                                                        48
        2003                                                        47
        2004                                                        43
        2005                                                        41
        Thereafter                                                 283
--------------------------------------------------------------------------------
        Total Rental Payments                                     $511
--------------------------------------------------------------------------------


     Future sublease rental income of approximately $90 million will partially offset these commitments. Also, the Company will be reimbursed for 50% of the rental expense for a particular lease totaling $182 million, by an affiliate. Minimum future capital lease payments are not significant.

     The Company is reimbursed for use of furniture and equipment through cost sharing agreements by its affiliates.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


12.  DERIVATIVE FINANCIAL INSTRUMENTS AND FAIR VALUE OF FINANCIAL INSTRUMENTS

     Derivative Financial Instruments
     --------------------------------

     The Company uses derivative financial instruments, including financial futures, interest rate swaps, currency swaps, equity swaps, options and forward contracts as a means of hedging exposure to interest rate, equity price, and foreign currency risk on anticipated transactions or existing assets and liabilities. The Company, through Tribeca Investments LLC, a subsidiary that is a broker/dealer, holds and issues derivative instruments for trading purposes. All of these derivative financial instruments have off-balance sheet risk. Financial instruments with off-balance sheet risk involve, to varying degrees, elements of credit and market risk in excess of the amount recognized in the balance sheet. The contract or notional amounts of these instruments reflect the extent of involvement the Company has in a particular class of financial instrument. However, the maximum loss of cash flow associated with these instruments can be less than these amounts. For interest rate swaps, currency swaps, equity swaps, options and forward contracts, credit risk is limited to the amount that it would cost the Company to replace the contracts. Financial futures contracts and purchased listed option contracts have little credit risk since organized exchanges are the counterparties. The Company as a writer of option contracts has no credit risk since the counterparty has no performance obligation after it has paid a cash premium.

     The Company monitors creditworthiness of counterparties to these financial instruments by using criteria of acceptable risk that are consistent with on-balance sheet financial instruments. The controls include credit approvals, limits and other monitoring procedures.

     The Company uses exchange-traded financial futures contracts to manage its exposure to changes in interest rates that arise from the sale of certain insurance and investment products, or the need to reinvest proceeds from the sale or maturity of investments. To hedge against adverse changes in interest rates, the Company enters long or short positions in financial futures contracts which offset asset price changes resulting from changes in market interest rates until an investment is purchased or a product is sold.

     Margin payments are required to enter a futures contract and contract gains or losses are settled daily in cash. The contract amount of futures contracts represents the extent of the Company's involvement, but not future cash requirements, as open positions are typically closed out prior to the delivery date of the contract.

     At December 31, 2000 and 1999, the Company held financial futures contracts with notional amounts of $493 million and $255 million, respectively. These financial futures had no deferred gain or deferred loss in 2000, and a deferred gain of $1.8 million and a deferred loss of $.5 million in 1999. Total gains of $6.9 million from financial futures were deferred at December 31, 1999, relating to anticipated investment purchases and investment product sales, and are reported as other liabilities. There were no deferred amounts at December 31, 2000. At December 31, 2000 and 1999, the Company's futures contracts had no fair value because these contracts were marked to market and settled in cash daily.

     The Company enters into interest rate swaps in connection with other financial instruments to provide greater risk diversification and better match assets and liabilities. Under interest rate swaps, the Company agrees with other parties to exchange, at specified intervals, the difference between fixed-rate and floating-rate interest amounts calculated by reference to an agreed notional principal amount. The Company also enters

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


     into basis swaps in which both legs of the swap are floating with each based on a different index. Generally, no cash is exchanged at the outset of the contract and no principal payments are made by either party. A single net payment is usually made by one counterparty at each due date. Swap agreements are not exchange-traded so they are subject to the risk of default by the counterparty.

     At December 31, 2000 and 1999, the Company held interest rate swap contracts with notional amounts of $1,904 million and $1,498 million, respectively. The fair value of these financial instruments was $8.4 million (gain position) and $21.2 million (loss position) at December 31, 2000 and was $25.1 million (gain position) and $26.3 million (loss position) at December 31, 1999. The fair values were determined using the discounted cash flow method.

     The Company enters into currency swaps in connection with other financial instruments to provide greater risk diversification and better match assets purchased in U.S. Dollars with corresponding funding agreements issued in foreign currencies. Under currency swaps, the Company agrees with other parties to exchange, at specified intervals, foreign currency for U.S. Dollars based upon interest amounts calculated by reference to an agreed notional principal amount. Generally, there is an exchange of foreign currency for U.S. Dollars at the outset of the contract based upon the prevailing foreign exchange rate. Swap agreements are not exchange-traded so they are subject to the risk of default by the counterparty.

     At December 31, 2000 and 1999, the Company held currency swap contracts with notional amounts of $974.0 million and $732.7 million, respectively. The fair value of these financial instruments was $1.0 million (gain position) and $144.3 million (loss position) at December 31, 2000, respectively, and $59.0 million (loss position) at December 31, 1999. The fair values were determined using the discounted cash flow method.

     At December 31, 2000 and 1999, the Company held interest rate, currency and equity swap contracts with affiliate counterparties with a notional amount of $168.7 million and $207.5 million, respectively, and a fair value of $8.3 million (gain position) and $22.6 million (loss position), respectively.

     The Company uses equity option contracts to manage its exposure to changes in equity market prices that arise from the sale of certain insurance products. To hedge against adverse changes in the equity market prices, the Company enters long positions in equity option contracts with major financial institutions. These contracts allow the Company, for a fee, the right to receive a payment if the Standard and Poor's 500 Index falls below agreed upon strike prices.

     At December 31, 2000 and 1999, the Company held equity options with notional amounts of $462.3 million and $275.4 million, respectively. The fair value of these financial instruments was $14.4 million (gain position) and $32.6 million (gain position) at December 31, 2000 and 1999, respectively. The fair value of these contracts represents the estimated replacement cost as quoted by independent third party brokers.

     The off-balance sheet risks of interest rate options, equity swaps and forward contracts were not significant at December 31, 2000 and 1999.

     The off-balance sheet risk of derivative instruments held for trading purposes was not significant at December 31, 2000 and 1999.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


     Financial Instruments with Off-Balance Sheet Risk
     -------------------------------------------------
     In the normal course of business, the Company issues fixed and variable rate loan commitments and has unfunded commitments to partnerships. The off-balance sheet risk of these financial instruments was not significant at December 31, 2000 and 1999. The Company had unfunded commitments to partnerships with a value of $491.2 million and $459.8 million at December 31, 2000 and 1999, respectively.

     Fair Value of Certain Financial Instruments
     -------------------------------------------
     The Company uses various financial instruments in the normal course of its business. Certain insurance contracts are excluded by Statement of Financial Accounting Standards No. 107, "Disclosure about Fair Value of Financial Instruments", and therefore are not included in the amounts discussed.

     At December 31, 2000 and 1999, investments in fixed maturities had a carrying value and a fair value of $26.8 billion and $23.9 billion, respectively. See Notes 1 and 4.

     At December 31, 2000, mortgage loans had a carrying value of $2.2 billion and a fair value of $2.2 billion and in 1999 had a carrying value of $2.3 billion and a fair value of $2.3 billion. In estimating fair value, the Company used interest rates reflecting the current real estate financing market.

     Citigroup Preferred Stock, included in other invested assets, had a carrying value and fair value of $987 million at December 31, 2000 and 1999.

     At December 31, 2000, contractholder funds with defined maturities had a carrying value of $6.8 billion and a fair value of $6.7 billion, compared with a carrying value and a fair value of $5.0 billion and $4.7 billion at December 31, 1999. The fair value of these contracts is determined by discounting expected cash flows at an interest rate commensurate with the Company's credit risk and the expected timing of cash flows. Contractholder funds without defined maturities had a carrying value of $10.1 billion and a fair value of $9.9 billion at December 31, 2000, compared with a carrying value of $10.1 billion and a fair value of $9.9 billion at December 31, 1999. These contracts generally are valued at surrender value.

     The carrying values of $588 million and $228 million of financial instruments classified as other assets approximated their fair values at December 31, 2000 and 1999, respectively. The carrying values of $2.4 billion and $1.4 billion of financial instruments classified as other liabilities also approximated their fair values at December 31, 2000 and 1999, respectively. Fair value is determined using various methods, including discounted cash flows, as appropriate for the various financial instruments.

     The assets of separate accounts providing a guaranteed return had a carrying value and a fair value of $376 million at December 31, 2000, compared with a carrying value and a fair value of $251 million at December 31, 1999. The liabilities of separate accounts providing a guaranteed return had a carrying value and a fair value of $376 million at December 31, 2000, compared with a carrying value and a fair value of $251 million at December 31, 1999.

     The carrying values of cash, trading securities and trading securities sold not yet purchased are carried at fair value. The carrying values of short-term securities and investment income accrued approximated their fair values.

     The carrying value of policy loans, which have no defined maturities, is considered to be fair value.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


13.  COMMITMENTS AND CONTINGENCIES

     Financial Instruments with Off-Balance Sheet Risk
     -------------------------------------------------
     See Note 12 for a discussion of financial instruments with off-balance sheet risk.

     Litigation
     ----------

     In March 1997, a purported class action entitled Patterman v. The Travelers, Inc., et al. was commenced in the Superior Court of Richmond County, Georgia, alleging, among other things, violations of the Georgia RICO statute and other state laws by an affiliate of the Company, Primerica Financial Services, Inc. and certain of its affiliates. Plaintiffs seek unspecified compensatory and punitive damages and other relief. From February 1998 through April 2000, various motions for transfer of the lawsuit were heard and appealed. In April 2000, the matter was remanded to the Superior Court of Richmond County by the Georgia Supreme Court. Also, in April 2000 defendants moved for summary judgement on all counts of the complaint. Discovery commenced in May 2000. Defendants intend to vigorously contest the litigation.

     The Company is also a defendant or co-defendant in various other litigation matters in the normal course of business. Although there can be no assurances, as of December 31, 2000, the Company believes, based on information currently available, that the ultimate resolution of these legal proceedings would not be likely to have a material adverse effect on its results of operations, financial condition or liquidity.


14.  RELATED PARTY TRANSACTIONS

     The principal banking functions, including payment of salaries and expenses, for certain subsidiaries and affiliates of TIGI are handled by two companies. The Company handles banking functions for the life and annuity operations of Travelers Life & Annuity and some of its non-insurance affiliates. The Travelers Indemnity Company handles banking functions for the property-casualty operations, including most of its property-casualty insurance and non-insurance affiliates. Settlements between companies are made at least monthly. The Company provides various employee benefits coverages to employees of certain subsidiaries of TIGI. The premiums for these coverages were charged in accordance with cost allocation procedures based upon salaries or census. In addition, investment advisory and management services, data processing services and claims processing services are shared with affiliated companies. Charges for these services are shared by the companies on cost allocation methods based generally on estimated usage by department.

     The Company maintains a short-term investment pool in which its insurance affiliates participate. The position of each company participating in the pool is calculated and adjusted daily. At December 31, 2000 and 1999, the pool totaled approximately $4.4 billion and $2.6 billion, respectively. The Company's share of the pool amounted to $1.8 billion and $1.0 billion at December 31, 2000 and 1999, respectively, and is included in short-term securities in the consolidated balance sheet.

     The Company markets deferred annuity products and life and health insurance through its affiliate, Salomon Smith Barney (SSB). Premiums and deposits related to these products were $1.9 billion, $1.4 billion, and $1.3 billion in 2000, 1999 and 1998, respectively.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


     The Company also markets individual annuity and life and health insurance through CitiStreet Retirement Services, LLC (formerly The Copeland Companies) a division of CitiStreet a joint venture between Citigroup and State Street Bank. Deposits received from CitiStreet Retirement Services, LLC were $1.8 billion, $1.6 billion and $1.3 billion in 2000, 1999 and 1998, respectively.

     During 1998, the Company began distributing individual annuity products through an affiliate Citibank, NA, (Citibank). Deposits received from Citibank were $392 million in 2000 and were insignificant in 1999 and 1998.

     At December 31, 2000 and 1999 the Company had outstanding loaned securities to SSB for $234.1 million and $123.0 million, respectively.

     Included in other invested assets is a $987 million investment in Citigroup preferred stock at December 31, 2000 and 1999, carried at cost. Dividends received on this investment were $32 million in 2000 and $32 million in 1999.

     The Company sells structured settlement annuities to the insurance subsidiaries of TPC in connection with the settlement of certain policyholder obligations. Such premiums and deposits were $191 million, $156 million, and $104 million for 2000, 1999 and 1998, respectively. Reserves and contractholder funds related to these annuities amounted to $811 million and $798 million in 2000 and 1999, respectively.

     In the ordinary course of business, the Company purchases and sells securities through affiliated broker-dealers. These transactions are conducted on an arm's length basis.

     Primerica Life has entered into a General Agency Agreement with Primerica Financial Services, Inc. (Primerica), that provides that Primerica will be Primerica Life's general agent for marketing all insurance of Primerica Life. In consideration of such services, Primerica Life agreed to pay Primerica marketing fees of no less than $10 million based upon U.S. gross direct premiums received by Primerica Life. In each of 2000, 1999, and 1998 the fees paid by Primerica Life were $12.5 million.

     In 1998 Primerica became a distributor of products for Travelers Life & Annuity. Primerica sold $1.03 billion, $903 million and $256 million of individual annuities in 2000, 1999 and 1998, respectively.

     The Company participates in a stock option plan sponsored by Citigroup that provides for the granting of stock options in Citigroup common stock to officers and key employees. To further encourage employee stock ownership, during 1997 Citigroup introduced the WealthBuilder stock option program. Under this program, all employees meeting certain requirements have been granted Citigroup stock options. During 2000, Citigroup introduced the Citigroup 2000 Stock Purchase Plan, which allowed eligible employees of Citigroup including the Company's employees to enter into fixed subscription agreements to purchase shares at the market value on the date of the agreements. Enrolled employees are permitted to make one purchase prior to the expiration date.

     The Company also participates in the Citigroup Capital Accumulation Plan. Participating officers and other key employees receive a restricted stock award in the form of Citigroup common stock. These restricted stock awards generally vest after a three-year period and, except under limited circumstances, the stock can not be sold or transferred during the restriction period by the participant, who is required to render service to the Company during the restricted period.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


     Unearned compensation expense associated with the Citigroup restricted common stock grants, which represents the market value of Citigroup's common stock at the date of grant is included with other assets in the Consolidated Balance Sheet and is recognized as a charge to income ratably over the vesting period. The Company's charge to income was insignificant during 2000, 1999 and 1998.

     The Company applies Accounting Principles Board Opinion No. 25 (APB 25) and related interpretations in accounting for stock options. Since stock options under the Citigroup plans are issued at fair market value on the date of award, no compensation cost has been recognized for these awards. FAS 123 provides an alternative to APB 25 whereby fair values may be ascribed to options using a valuation model and amortized to compensation cost over the vesting period of the options.

     Had the Company applied FAS 123 in accounting for Citigroup stock options, net income would have been the pro forma amounts indicated below:

------------------------------------------------------------------------------------------------------------------------------------
       YEAR ENDED DECEMBER 31,                                    2000             1999             1998
       ($ in millions)
------------------------------------------------------------------------------------------------------------------------------------

       Net income, as reported                                    $1,103           $1,047           $902
       FAS 123 pro forma adjustments, after tax                      (19)             (16)           (13)
------------------------------------------------------------------------------------------------------------------------------------
       Net income, pro forma                                      $1,084           $1,031           $889
------------------------------------------------------------------------------------------------------------------------------------

       The assumptions used in applying FAS 123 to account for Citigroup stock options were as follows:

------------------------------------------------------------------------------------------------------------------------------------
       YEAR ENDED DECEMBER 31,                                    2000             1999             1998
------------------------------------------------------------------------------------------------------------------------------------
       Expected volatility of Citigroup Stock                        41.5%        44.1%              37.1%
       Risk-free interest rate                                       6.23%        5.29%              5.83%
------------------------------------------------------------------------------------------------------------------------------------
       Expected annual dividend per Citigroup share                 $0.78        $0.47               $0.32
------------------------------------------------------------------------------------------------------------------------------------
       Expected annual forfeiture rate                                  5%           5%                  5%
------------------------------------------------------------------------------------------------------------------------------------

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


15.  RECONCILIATION OF NET INCOME TO NET CASH PROVIDED BY OPERATING ACTIVITIES

     The following table reconciles net income to net cash provided by operating activities:

------------------------------------------------------------------------------------------------------------------------------------
        FOR THE YEAR ENDED DECEMBER 31,                                              2000            1999           1998
        ($ in millions)
------------------------------------------------------------------------------------------------------------------------------------

        Net Income From Continuing Operations                                      $1,103         $1,047           $902
             Adjustments to reconcile net income to net cash provided by operating activities:
                 Realized (gains) losses                                               77          (113)           (149)
                 Deferred federal income taxes                                         89           136              39
                 Amortization of deferred policy acquisition costs                    347           315             275
                 Additions to deferred policy acquisition costs                      (648)         (686)           (566)
                 Investment income                                                   (384)         (221)           (202)
                 Premium balances                                                      20           (13)             36
                 Insurance reserves and accrued expenses                              559           411             335
                 Other                                                                 77            99             205
------------------------------------------------------------------------------------------------------------------------------------
                 Net cash provided by operations                                   $1,240          $975            $875
------------------------------------------------------------------------------------------------------------------------------------

16.  NON-CASH INVESTING AND FINANCING ACTIVITIES

     Significant non-cash investing and financing activities include the acquisition of real estate through foreclosures of mortgage loans amounting to $205 million in 1999 and the conversion of Citigroup common stock into Citigroup preferred stock valued at $987 million in 1998.

                                     VINTAGE

                       STATEMENT OF ADDITIONAL INFORMATION

                         FUND BD FOR VARIABLE ANNUITIES




                      Individual Variable Annuity Contract
                                    issued by


                         The Travelers Insurance Company
                                One Tower Square
                           Hartford, Connecticut 06183




L-12253S                                                           May 2001

                                     PART C

                                Other Information

Item 24. Financial Statements and Exhibits

(a) The financial statements of the Registrant and the Report of Independent Accountants thereto are contained in the Registrant's Annual Report and are included in the Statement of Additional Information. The financial statements of the Registrant include:

           Statement of Assets and Liabilities as of December 31, 2000 Statement of Operations for the year ended December 31, 2000 Statement of Changes in Net Assets for the years ended
           December 31, 2000 and 1999
           Statement of Investments as of December 31, 2000
           Notes to Financial Statements

      The consolidated financial statements of The Travelers Insurance Company and subsidiaries and the report of Independent Accountants, are contained in the Statement of Additional Information. The consolidated financial statements of The Travelers Insurance Company and subsidiaries include:

           Consolidated Statements of Income for the years ended December 31, 2000, 1999 and 1998
           Consolidated Balance Sheets as of December 31, 2000 and 1999 Consolidated Statements of Changes in Retained Earnings and Accumulated Other Changes in Equity from Non-Owner Sources for the years ended December 31, 2000, 1999 and 1998
           Consolidated Statements of Cash Flows for the years ended December 31, 2000, 1999 and 1998
           Notes to Consolidated Financial Statements

(b)      Exhibits

1. Resolution of The Travelers Insurance Company Board of Directors authorizing the establishment of the Registrant. (Incorporated herein by reference to Exhibit 1 to Post-Effective Amendment No. 3 to the Registration Statement on Form N-4 filed April 23, 1996.)

2.       Not Applicable.

3(a). Distribution and Principal Underwriting Agreement among the Registrant, The Travelers Insurance Company and Travelers Distribution LLC (Incorporated herein by reference to Exhibit 3(a) to Post Effective Amendment No. 4 to the Registration Statement on Form N-4, File No. 333-58783 filed February 26, 2001.)

3(b). Selling Agreement. (Incorporated herein by reference to Exhibit 3(b) to Post-Effective Amendment No. 4 the Registration Statement on Form N-4, File No. 333-27689 filed April 6, 2001.)

4. Variable Annuity Contract. (Incorporated herein by reference to Exhibit 4 to Post-Effective Amendment No. 3 to the Registration Statement on Form N-4 filed April 23, 1996.)

5. Application. (Incorporated herein by reference to Exhibit 5 to Post-Effective Amendment No. 3 to the Registration Statement on Form N-4 filed April 23, 1996.)

6(a). Charter of The Travelers Insurance Company, as amended on October 19, 1994. (Incorporated herein by reference to Exhibit 3(a)(i) to Registration Statement on Form S-2, File No. 33-58677, filed via Edgar on April 18, 1995.)

6(b). By-Laws of The Travelers Insurance Company, as amended on October 20, 1994. (Incorporated herein by reference to Exhibit 3(b)(i) to the Registration Statement on Form S-2, File No. 33-58677, filed via Edgar on April 18, 1995.)

8. Participation Agreements. (Incorporated herein by reference to Exhibit 8 to Pre-Effective Amendment No. 1 to the Registration Statement on Form S-6, File No. 333-96521 filed May 24, 2000.)

9. Opinion of Counsel as to the legality of securities being registered. (Incorporated herein by reference to Exhibit 9 to Post-Effective Amendment No. 4 to the Registration Statement on Form N-4 filed April 29, 1997.)

10.      Consent of KPMG LLP, Independent Certified Public Accountants.

11.      None.
12.      None.

13. Schedule for Computation of Total Return Calculations - Standardized and Non-Standardized. (Incorporated herein by reference to Exhibit No. 13 to Post-Effective Amendment No. 4 to the Registration Statement on Form N-4, filed April 29, 1997.)

15. Powers of Attorney authorizing Ernest J. Wright or Kathleen A. McGah as signatory for George C. Kokulis, Katherine M. Sullivan and Glenn D. Lammey. (Incorporated herein by reference to exhibit 15 to Post-Effective Amendment No. 7 to the Registration Statement o Form N-4, filed April 18, 2001.)

         Powers of Attorney authorizing Ernest J. Wright or Kathleen A. McGah as signatory for Glenn D. Lammey, Marla Berman Lewitus and William R. Hogan filed herewith.


         Item 25. Directors and Officers of the Depositor

Name and Principal                   Positions and Offices
Business Address                     with Insurance Company
----------------                     ----------------------

George C. Kokulis*        Director, President and Chief Executive Officer
Glenn D. Lammey*          Director, Executive Vice President, Chief Financial
                            Officer, Chief Accounting Officer and Controller
Mary Jean Thornton*       Executive Vice President and Chief Information Officer
Stuart Baritz***          Senior Vice President
William H. Heyman**       Senior Vice President
William R. Hogan*         Director, Senior Vice President
Marla Berman Lewitus*     Director, Senior Vice President and General Counsel
Brendan Lynch*            Senior Vice President
Warren H. May*            Senior Vice President
Kathleen Preston*         Senior Vice President
Robert J. Price**         Senior Vice President
David A. Tyson*           Senior Vice President
F. Denney Voss**          Senior Vice President
David A. Golino*          Vice President
Donald R. Munson, Jr.*    Vice President
Tim W. Still*             Vice President
Anthony Cocolla*          Second Vice President

Linn K. Richardson*       Second Vice President and Actuary
Paul Weissman*            Second Vice President and Actuary
Ernest J. Wright*         Vice President and Secretary
Kathleen A. McGah*        Assistant Secretary and
                            Deputy General Counsel


Principal Business Address:
*      The Travelers Insurance Company               **    Citigroup Inc.
       One Tower Square                                    399 Park Avenue
       Hartford, CT  06183                                 New York, N.Y. 10048

***    Travelers Portfolio Group
       1345 Avenue of the Americas
       New York, NY 10105



Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

         Incorporated herein by reference to Exhibit 16 to Post-Effective Amendment No.4 to the Registration Statement on Form N-4, File No. 333-27689, filed April 6, 2001.


Item 27. Number of Contract Owners

As of February 28, 2001, 19,787 contract owners held qualified and non-qualified contracts offered by the Registrant.


Item 28. Indemnification

Sections 33-770 to 33-778, inclusive of the Connecticut General Statutes ("C.G.S.") regarding indemnification of directors and officers of Connecticut corporations provides in general that Connecticut corporations shall indemnify their officers, directors and certain other defined individuals against judgments, fines, penalties, amounts paid in settlement and reasonable expenses actually incurred in connection with proceedings against the corporation. The corporation's obligation to provide such indemnification generally does not apply unless (1) the individual is wholly successful on the merits in the defense of any such proceeding; or (2) a determination is made (by persons specified in the statute) that the individual acted in good faith and in the best interests of the corporation and in all other cases, his conduct was at least not opposed to the best interests of the corporation, and in a criminal case he had no reasonable cause to believe his conduct was unlawful; or (3) the court, upon application by the individual, determines in view of all of the circumstances that such person is fairly and reasonably entitled to be indemnified, and then for such amount as the court shall determine. With respect to proceedings brought by or in the right of the corporation, the statute provides that the corporation shall indemnify its officers, directors and certain other defined individuals, against reasonable expenses actually incurred by them in connection with such proceedings, subject to certain limitations.

Citigroup Inc. also provides liability insurance for its directors and officers and the directors and officers of its subsidiaries, including the Registrant. This insurance provides for coverage against loss from claims made against directors and officers in their capacity as such, including, subject to certain exceptions, liabilities under the federal securities laws.

Rule 484 Undertaking

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriter

(a)       Travelers Distribution LLC
          One Tower Square
          Hartford, CT 06183

Travelers Distribution LLC also serves as principal underwriter and distributor for the following funds:

The Travelers Fund U for Variable Annuities, The Travelers Fund VA for Variable Annuities, The Travelers Fund BD II for Variable Annuities, The Travelers Fund BD III, The Travelers Fund BD IV for Variable Annuities, The Travelers Fund ABD for Variable Annuities, The Travelers Fund ABD II for Variable Annuities, The Travelers Separate Account PF for Variable Annuities, The Travelers Separate Account PF II for Variable Annuities, The Travelers Separate Account QP for Variable Annuities, The Travelers Separate Account TM for Variable Annuities, The Travelers Separate Account TM II for Variable Annuities, The Travelers Separate Account Five for Variable Annuities, The Travelers Separate Account Six for Variable Annuities, The Travelers Separate Account Seven for Variable Annuities, The Travelers Separate Account Eight for Variable Annuities, The Travelers Separate Account Nine for Variable Annuities, The Travelers Separate Account Ten for Variable Annuities, The Travelers Fund UL for Variable Life Insurance, The Travelers Fund UL II for Variable Life Insurance, The Travelers Fund UL III for Variable Life Insurance, The Travelers Variable Life Insurance Separate Account One, The Travelers Variable Life Insurance Separate Account Two, The Travelers Variable Life Insurance Separate Account Three, The Travelers Variable Life Insurance Separate Account Four, The Travelers Separate Account MGA, The Travelers Separate Account MGA II, The Travelers Growth and Income Stock Account for Variable Annuities, The Travelers Quality Bond Account for Variable Annuities, The Travelers Money Market Account for Variable Annuities, The Travelers Timed Growth and Income Stock Account for Variable Annuities, The Travelers Timed Short-Term Bond Account for Variable Annuities and The Travelers Timed Aggressive Stock Account for Variable Annuities, Citicorp Life Variable Annuity Separate Account and First Citicorp Life Variable Annuity Separate Account.

(b) The information required by this Item 29 with respect to each director and officer of Travelers Distribution LLC is incorporated by reference to Schedule A of Form BD filed by Travelers Distribution LLC pursuant to the Securities and Exchange Act of 1934 (File No. 8-50244).

(c) Not Applicable


Item 30. Location of Accounts and Records

     (1)     The Travelers Insurance Company
             One Tower Square
             Hartford, Connecticut  06183

Item 31. Management Services

             Not Applicable.

Item 32. Undertakings

The undersigned Registrant hereby undertakes:

     (a) To file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for so long as payments under the variable annuity contracts may be accepted;

     (b) To include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

     (c) deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

The Company hereby represents:

     (a) That the aggregate charges under the Contracts of the Registrant described herein are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this post-effective amendment to this registration statement and has duly caused this post-effective amendment to this registration statement to be signed on its behalf in the City of Hartford, State of Connecticut, on the 19th day of April 2001.

                          THE TRAVELERS FUND BD FOR VARIABLE ANNUITIES
                                        (Registrant)

                          THE TRAVELERS INSURANCE COMPANY
                                        (Depositor)



                                   By:*GLENN D. LAMMEY
                                       -----------------------------------------
                                       Glenn D. Lammey, Chief Financial Officer,
                                       Chief Accounting Officer and Controller


As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities indicated on the 19__th day of April 2001.



*GEORGE C. KOKULIS              Director, President and Chief Executive Officer
------------------------
  (George C. Kokulis)           (Principal Executive Officer)


*GLENN D. LAMMEY                Director, Chief Financial Officer,
------------------------
  (Glenn D. Lammey)             Chief Accounting Officer and Controller
                                (Principal Financial Officer)


*MARLA BERMAN LEWITUS           Director
------------------------
  (Marla Berman Lewitus)


*WILLIAM R. HOGAN               Director
------------------------
  (William R. Hogan)



*By:    /s/Ernest J. Wright, Attorney-in-Fact

                                  EXHIBIT INDEX

Exhibit
No.          Description                                                                  Method of Filing
---          -----------                                                                  ----------------
10.          Consent of KPMG LLP, Independent Certified Public Accountants                 Electronically


15(b).       Powers of Attorney authorizing Ernest J. Wright or Kathleen A.                Electronically
             McGah as signatory for Glenn D. Lammey, Marla Berman Lewitus and William R. Hogan